    SEI Tax
    Exempt Trust
HOW TO READ THIS PROSPECTUS
------------------------------------------------------------------------

SEI Tax Exempt Trust is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies, and are designed primarily for institutional investors. This prospectus gives you important information about Class A Shares of the Tax Free Fund that you should know before investing. Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information. On the next page, there is some general information you should know about the Fund. For more detailed information about the Fund, please see:

     TAX FREE FUND........................................................2
     THE FUND'S OTHER INVESTMENTS.........................................4
     THE ADVISER..........................................................4
     PURCHASING, SELLING AND EXCHANGING FUND SHARES.......................5
     DIVIDENDS, DISTRIBUTIONS AND TAXES...................................7
     FINANCIAL HIGHLIGHTS.................................................8
     HOW TO OBTAIN MORE INFORMATION ABOUT SEI TAX EXEMPT TRUST...Back Cover

--------------------------------------------------------------------------------
MUNICIPAL SECURITIES

The Fund invests primarily in municipal securities. Municipal securities are bonds and other fixed income securities issued by state and local governments and their agencies (such as housing or hospital authorities) to finance capital expenditures and operations. The obligation to pay principal and interest on municipal securities may be a general obligation of the state or local government, but may be supported only by an agency or a particular source of revenues. Therefore, municipal securities vary in credit quality.

Municipal securities, like other fixed income securities, rise and fall in value in response to economic and market factors, primarily changes in interest rates, and actual or perceived credit quality. Rising interest rates will generally cause municipal securities to decline in value. Longer-term securities respond more sharply to interest rate changes than do shorter-term securities. A municipal security will also lose value if, due to rating downgrades or other factors, there are concerns about the issuers current or future ability to make principal or interest payments. A strategy to invest in investment grade securities reduces but does not eliminate this risk.

Generally, the income from municipal securities is exempt from Federal income taxes, and also may be exempt from certain state or local taxes depending on an investor's state of residence. Even so, income from certain obligations may be subject to Federal alternative minimum taxes.

                                                                    PROSPECTUS 1

                                                                    INTRODUCTION

The Tax Free Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities like stocks and bonds. Before you invest, you should know a few things about investing in mutual funds.

The Fund has its own investment goal and strategies for reaching that goal. The Fund's assets are managed under the direction of its Adviser. The Adviser invests the Fund's assets in a way it believes will help the Fund achieve its goal. Still, investing in the Fund involves risks, and there is no guarantee that the Fund will achieve its goal. The Adviser makes judgments about the economy, but these judgments may not anticipate actual market movements or the impact of economic conditions on issuers. In fact, no matter how good a job the Adviser does, you could lose money on your investment in the Fund, just as you could with other investments. A Fund share is not a bank deposit, and it is not insured or guaranteed by the FDIC or any government agency.

--------------------------------------------------------------------------------
YEAR 2000 RISKS

Like other mutual funds (and most organizations around the world), the Fund could be affected by computer problems related to the transition to the year 2000. While no one knows if these problems will have any impact on the Fund or on the financial markets in general, the Fund is taking steps to protect investors. These include efforts to ensure that the Fund's own systems are prepared to make the transition to the year 2000, and to determine that the problem will not affect the systems used by the Fund's major service providers. Whether these steps will be effective can only be known for certain in the year 2000. There is additional information on these risks in the Statement of Additional Information.

2 PROSPECTUS

TAX FREE FUND

INVESTMENT SUMMARY

INVESTMENT GOAL                                     Preserving principal and maintaining liquidity
                                                    while providing current income exempt from Federal
                                                    income taxes.
------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                              Very low
------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                       Utilizing an adviser experienced in selecting
                                                    municipal securities, the Fund invests in high
                                                    quality, short-term tax-exempt money market
                                                    securities.

--------------------------------------------------------------------------------

INVESTMENT STRATEGY

The Tax Free Fund is a money market fund that invests substantially all (at least 80%) of its assets in municipal money market securities that pay interest that is exempt from Federal income taxes. The issuers of these securities are state and local governments and agencies located in all fifty states, the District of Columbia, Puerto Rico and other U.S. territories and possessions. The Adviser seeks to choose securities with an acceptable maturity, that are marketable and liquid, that offer competitive yields, and that are issued by issuers on a sound financial footing. The Adviser also considers sector allocation and relative valuations in selecting securities for the Fund. The Fund may, to a limited extent, invest in securities subject to the alternative minimum tax or in taxable municipal securities.

The Fund invests in high quality, short-term debt securities, commonly known as money market instruments. These include municipal bonds, notes and tax exempt commercial paper, as well as certain taxable securities and repurchase agreements. The Fund follows strict SEC rules about credit risk, maturity and diversification of its investments.

WHAT ARE THE RISKS OF INVESTING IN THE TAX FREE FUND?

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on securities owned by the Fund. Changes to the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's securities. The Fund's securities may change in value in response to changes in interest rates and other factors. When interest rates are rising, the Fund's securities might decline in value.

Since the Fund often purchases securities supported by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.

An investment in a money market fund is not a bank deposit. Although the Fund, like all money market funds, seeks to keep a constant price per share of $1.00, you may lose money by investing in the Fund.

                                                                    PROSPECTUS 3

                                                                   TAX FREE FUND

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the volatility of an investment in the Tax Free Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for ten years.*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1988           4.89%
1989           5.98%
1990           5.65%
1991           4.29%
1992           2.78%
1993           2.16%
1994           2.54%
1995           3.62%
1996           3.23%
1997           3.37%

BEST QUARTER  WORST QUARTER
   1.55%          0.49%
 (6/30/89)      (3/31/94)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/98 TO 9/30/98 WAS 2.41%.

This table shows the Fund's average annual total returns for the periods ending December 31, 1997.

                                                             SINCE FUND
                                                             INCEPTION
                                1 YEAR  5 YEARS   10 YEARS   (11/12/82)
-----------------------------------------------------------------------
TAX FREE FUND CLASS A SHARES     3.37%   2.98%      3.84%       4.17%
-----------------------------------------------------------------------

                           Please call 1-800-DIAL-SEI
                      to obtain the Fund's current yield.

--------------------------------------------------------------------------------
FUND FEES AND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services and other costs of doing business. This table describes the highest fees and expenses that you may currently pay if you hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES

                                                    CLASS A
Investment Advisory Fees                              0.04%
Distribution and Service (12b-1) Fees                  None
Other Expenses                                        0.64%
                                                    -------
Total Annual Fund Operating Expenses                  0.68%*

* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADMINISTRATOR AND THE DISTRIBUTOR ARE EACH WAIVING A PORTION OF THEIR FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THE ADMINISTRATOR AND/OR THE DISTRIBUTOR MAY DISCONTINUE ALL OR PART OF THESE WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS FOLLOWS:

    TAX FREE FUND--CLASS A                           .45%

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER" AND "DISTRIBUTION OF FUND SHARES."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
Class A Shares                   $69     $218     $379      $847

4 PROSPECTUS

THE FUND'S OTHER INVESTMENTS

The Fund may invest in other securities, use other strategies and engage in investment practices other than those listed in the Fund Summary, and they are described in detail in the Statement of Additional Information (SAI). Of course, there is no guarantee that the Fund will achieve its investment goal.

The investments and strategies described throughout this prospectus are those that the Fund uses under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and short-term obligations that would not ordinarily be consistent with the Fund's objectives. The Fund will do so only if the Adviser believes that the risk of loss outweighs the opportunity for taxable gains and higher taxable income.

INVESTMENT ADVISER
--------------------------------------------------------------------------------

The Adviser makes investment decisions for the Fund and continuously reviews, supervises and administers its investment program. The Board of Trustees supervises the Adviser and establishes policies that it must follow in its management activities.

Weiss, Peck & Greer, L.L.C., serves as the Adviser to the Tax Free Fund. As of August 31, 1998, Weiss, Peck & Greer, L.L.C. had approximately $15 billion in assets under management. For the fiscal year ended August 31, 1998, Weiss Peck received advisory fees of:

TAX FREE FUND.....................................   .04%

WEISS, PECK & GREER, L.L.C.: Janet Fiorenza is a portfolio manager at Weiss, Peck & Greer, L.L.C. Ms. Fiorenza has been with Weiss, Peck & Greer, L.L.C. since 1988, and with its predecessor since 1980. She manages the California Tax Exempt, Tax Free, Pennsylvania Tax Free, Institutional Tax Free and Ohio Tax Free Funds. She has more than 18 years of investment experience.

                                                                    PROSPECTUS 5

                                  PURCHASING, SELLING AND EXCHANGING FUND SHARES

HOW TO PURCHASE FUND SHARES
You may purchase shares on any day that the New York Stock Exchange is open for business (a Business Day). The Fund offers Class A shares only to financial institutions and intermediaries for its own or its customers' accounts.

Financial institutions and intermediaries may purchase Class A Shares by placing orders with the Fund's Transfer Agent (or its authorized agent). Institutions and intermediaries that use certain SEI proprietary systems may place orders electronically through those systems.

Certain investors who deal directly with a financial institution or financial intermediary will have to follow the institution's or intermediary's procedures for transacting with the Fund. If you purchase, sell or exchange Fund shares through a financial institution or intermediary (rather than directly from the Fund), you may have to transmit your purchase, sale and exchange requests to your financial institution or intermediary at an earlier time for your transaction to become effective that day. This allows the financial institution or intermediary time to process your request and transmit it to the Fund. For more information about how to purchase, sell or exchange Fund shares through your financial institution or intermediary, you should contact your financial institution or intermediary directly.

You may purchase shares through financial intermediaries or other financial institutions that have executed dealer agreements. You cannot purchase Fund shares by Federal Reserve wire or on Federal holidays on which wire transfers are restricted. The Fund may reject any purchase order if it determines that accepting the order would not be in the best interests of the Fund or its shareholders.

The price per share (the offering price) will be the net asset value per share
(NAV) next determined after the Fund receives your purchase order. NAV for one Fund share is the value of that share's portion of all of the assets in the Fund. The Tax Free Fund calculates its NAV at 3:00 p.m., Eastern time. If you want to receive the current Business Day's NAV, generally the Fund must receive your purchase order before the time that NAV is determined (usually 3:00 p.m. Eastern time).

HOW THE FUND CALCULATES NAV
The Fund values securities by utilizing the amortized cost valuation method (as described in the SAI). If amortized cost is unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees. The Fund expects its NAV to remain constant at $1.00 per share, although there is no guarantee that the Fund can accomplish this.

SELLING FUND SHARES

HOW TO SELL YOUR FUND SHARES
You may sell (sometimes called "redeem") your shares on any Business Day by contacting the Fund directly by mail or telephone. You may also sell your shares by contacting your financial institution or intermediary by mail or telephone. If you would like to sell your shares, please notify the Fund in writing and include a signature guarantee (a notarized signature is not sufficient). Generally, the Fund must receive your redemption request before 1:30 p.m. Eastern time. The sale price of each share will be the next NAV determined after the Fund receives your request.

TELEPHONE TRANSACTIONS
Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. Although we have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Fund is not responsible for any losses or costs incurred by following telephone instructions the Fund reasonably believes to be genuine. If you or your financial institution transact with the Fund over the telephone, you will generally bear the risk of any loss.

6 PROSPECTUS

PURCHASING, SELLING AND EXCHANGING FUND SHARES

RECEIVING YOUR MONEY
Normally, the Fund will send your sale proceeds within five Business Days after it receives your request. Your proceeds can be wired to a bank account or sent to you by check. IF YOU RECENTLY PURCHASED YOUR SHARES BY CHECK OR THROUGH ACH, REDEMPTION PROCEEDS MAY NOT BE AVAILABLE UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 BUSINESS DAYS).

REDEMPTIONS IN KIND
The Fund generally pays sale proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders) the Fund might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES
The Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons. More information about this is in the SAI.

EXCHANGING FUND SHARES

HOW TO EXCHANGE YOUR SHARES
You may exchange your Class A Shares of the Fund for Class A Shares of any other Fund on any Business Day by contacting the Fund directly by mail or telephone. You may also exchange shares through your financial institution by mail or telephone. IF YOU RECENTLY PURCHASED SHARES BY CHECK OR THROUGH ACH, YOU MAY NOT BE ABLE TO EXCHANGE YOUR SHARES UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 BUSINESS DAYS). This exchange privilege may be changed or canceled at any time upon 60 days' notice. When you exchange shares, you are really selling your shares and buying other Fund shares. So, your sale price and purchase price will be based on the NAV next calculated after the Fund receives your exchange request.

DISTRIBUTION OF FUND SHARES

SEI Investments Distribution Co. (SIDCo.) is the distributor of the shares of the Fund. SIDCo. receives no compensation for distributing the Fund's Class A Shares.

For Class A Shares, shareholder servicing fees, as a percentage of average daily net assets, may be up to .25%.

                                                                    PROSPECTUS 7

                                              DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS

The Fund distributes its income monthly. The Fund makes distributions of capital gains, if any, at least annually.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Fund receives your written notice. To cancel your election, simply send the Fund written notice.

TAXES

PLEASE CONSULT YOUR TAX ADVISER REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below we have summarized some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.

The Fund will distribute substantially all of its income and capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Capital gains distributions may be taxable at different rates depending on the length of time the Fund holds its portfolio securities. EACH SALE OR EXCHANGE OF FUND SHARES IS A TAXABLE EVENT.

The Fund intends to distribute federally tax-exempt income. The Fund may invest a portion of its assets in securities that generate taxable income for federal or state income taxes. Income exempt from federal tax may be subject to state and local taxes. Any capital gains distributed by the Fund may be taxable.

The Fund is not liable for any income or franchise taxes in the Commonwealth of Massachusetts as long as it qualifies as a regulated investment company under Federal tax law.

MORE INFORMATION ABOUT TAXES IS IN THE FUND'S STATEMENT OF ADDITIONAL
INFORMATION.

8 PROSPECTUS

FINANCIAL HIGHLIGHTS

The table that follows presents performance information about Class A Shares of the Fund. This information is intended to help you understand the Fund's financial performance for the past five years. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned [or lost] on an investment in the Fund, assuming you reinvested all of your dividends and distributions.

This information has been audited by Arthur Andersen LLP, independent public accountants. Their report, along with the Fund's financial statements, appears in the annual report that accompanies the Statement of Additional Information. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-DIAL-SEI.

TAX FREE FUND

                             1998      1997      1996      1995      1994
                           --------  --------  --------  --------  --------
Net Asset Value,
  Beginning of Period....  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00

INVESTMENT ACTIVITIES
Net Investment Income....     0.033     0.033     0.033     0.034     0.022

DISTRIBUTIONS
Net Investment Income....    (0.033)   (0.033)   (0.033)   (0.034)   (0.022)
Net Realized Gain........        --        --        --        --        --
                           --------  --------  --------  --------  --------
Total Distributions......    (0.033)   (0.033)   (0.033)   (0.034)   (0.022)
                           --------  --------  --------  --------  --------
Net Realized and
  Unrealized Gain (Loss)
  on Investments and
  Capital Transactions...        --        --        --        --        --
                           --------  --------  --------  --------  --------
Net Asset Value, End of
  Period.................  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00
                           --------  --------  --------  --------  --------
TOTAL RETURN.............      3.30%     3.31%     3.35%     3.48%     2.20%
                           --------  --------  --------  --------  --------
Net Assets, End of Period
  (000)..................  $543,276  $431,016  $339,906  $377,152  $358,299
                           --------  --------  --------  --------  --------
                           --------  --------  --------  --------  --------
Ratio of Expenses to
  Average Net Assets.....      0.45%     0.45%     0.45%     0.45%     0.45%
Ratio of Expenses to
  Average Net Assets
  Excluding Fee Waivers..      0.68%     0.69%     0.50%     0.51%     0.53%
Ratio of Net Investment
  Income to Average Net
  Assets.................      3.25%     3.26%     3.30%     3.43%     2.17%
Ratio of Net Investment
  Income to Average Net
  Assets Excluding Fee
  Waivers................      3.02%     3.02%     3.25%     3.37%     2.09%
Portfolio Turnover
  Rate...................        --        --        --        --        --

SEI
  INVESTMENTS

  THE ART OF PEOPLE. THE SCIENCE OF RESULTS.






More information about the Fund is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI dated December 31, 1998, includes more detailed information about SEI Tax Exempt Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

These reports typically list the Fund's holdings and contain information from the Fund's managers about fund strategies and market conditions and trends. The reports also contain detailed financial information about the Fund.

TO OBTAIN MORE INFORMATION:

By Telephone:     Call 1-8OO-DIAL-SEI

By Mail:          Write to the Fund at:
                  One Freedom Valley Drive
                  Oaks, PA 19456

By Internet:      http://www.seic.com

From the SEC: You can obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about the SEI Tax Exempt Trust, from the SEC's website (http://www.sec.gov). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information call 1-800-SEC-0330). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-6009.

The Trust's Investment Company Act registration number is 811-3447.

CMS-F-003-04


SEI
  INVESTMENTS




          PROSPECTUS AS OF DECEMBER 31, 1998

MONEY
  MARKET

                       [PHOTO]

     -----------------
     TAX FREE FUND



THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED ANY FUND SHARES OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. IT IS A CRIME FOR ANYONE TO TELL YOU OTHERWISE.

    SEI Tax
    Exempt Trust
HOW TO READ THIS PROSPECTUS
------------------------------------------------------------------------

SEI Tax Exempt Trust is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies, and are designed primarily for institutional investors. This prospectus gives you important information about Class B Shares of the Institutional Tax Free Fund that you should know before investing. Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information. On the next page, there is some general information you should know about the Fund. For more detailed information about the Fund, please see:

     INSTITUTIONAL TAX FREE FUND..........................................2
     THE FUND'S OTHER INVESTMENTS.........................................4
     THE ADVISER..........................................................4
     PURCHASING, SELLING AND EXCHANGING FUND SHARES.......................5
     DIVIDENDS, DISTRIBUTIONS AND TAXES...................................7
     FINANCIAL HIGHLIGHTS.................................................8
     HOW TO OBTAIN MORE INFORMATION ABOUT SEI TAX EXEMPT TRUST...Back Cover

--------------------------------------------------------------------------------
MUNICIPAL SECURITIES

The Fund invests primarily in municipal securities. Municipal securities are bonds and other fixed income securities issued by state and local governments and their agencies (such as housing or hospital authorities) to finance capital expenditures and operations. The obligation to pay principal and interest on municipal securities may be a general obligation of the state or local government, but may be supported only by an agency or a particular source of revenues. Therefore, municipal securities vary in credit quality.

Municipal securities, like other fixed income securities, rise and fall in value in response to economic and market factors, primarily changes in interest rates, and actual or perceived credit quality. Rising interest rates will generally cause municipal securities to decline in value. Longer-term securities respond more sharply to interest rate changes than do shorter-term securities. A municipal security will also lose value if, due to rating downgrades or other factors, there are concerns about the issuers current or future ability to make principal or interest payments. A strategy to invest in investment grade securities reduces but does not eliminate this risk.

Generally, the income from municipal securities is exempt from Federal income taxes, and also may be exempt from certain state or local taxes depending on an investor's state of residence. Even so, income from certain obligations may be subject to Federal alternative minimum taxes.

                                                                    PROSPECTUS 1

                                                                    INTRODUCTION

The Institutional Tax Free Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities like stocks and bonds. Before you invest, you should know a few things about investing in mutual funds.

The Fund has its own investment goal and strategies for reaching that goal. The Fund's assets are managed under the direction of its Adviser. The Adviser invests the Fund's assets in a way it believes will help the Fund achieve its goal. Still, investing in the Fund involves risks, and there is no guarantee that the Fund will achieve its goal. The Adviser makes judgments about the economy, but these judgments may not anticipate actual market movements or the impact of economic conditions on issuers. In fact, no matter how good a job the Adviser does, you could lose money on your investment in the Fund, just as you could with other investments. A Fund share is not a bank deposit, and it is not insured or guaranteed by the FDIC or any government agency.

--------------------------------------------------------------------------------
YEAR 2000 RISKS

Like other mutual funds (and most organizations around the world), the Fund could be affected by computer problems related to the transition to the year 2000. While no one knows if these problems will have any impact on the Fund or on the financial markets in general, the Fund is taking steps to protect investors. These include efforts to ensure that the Fund's own systems are prepared to make the transition to the year 2000, and to determine that the problem will not affect the systems used by the Fund's major service providers. Whether these steps will be effective can only be known for certain in the year 2000. There is additional information on these risks in the Statement of Additional Information.

2 PROSPECTUS

INSTITUTIONAL TAX FREE FUND

INVESTMENT SUMMARY

INVESTMENT GOAL                                     Preserving principal and maintaining liquidity
                                                    while providing current income exempt from Federal
                                                    income taxes.
------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                              Very low
------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                       Utilizing an adviser experienced in selecting
                                                    municipal securities, the Fund invests in high
                                                    quality, short-term tax-exempt money market
                                                    securities.

--------------------------------------------------------------------------------

INVESTMENT STRATEGY

The Institutional Tax Free Fund is a money market fund that invests substantially all (at least 80%) of its assets in municipal money market securities that pay interest that is exempt from Federal income taxes. The issuers of these securities are state and local government agencies located in all fifty states, the District of Columbia, Puerto Rico and other U.S. territories and possessions. The Adviser seeks to choose securities with an acceptable maturity, that are marketable and liquid, that offer competitive yields, and that are issued by issuers on a sound financial footing. The Adviser also considers sector allocation and relative valuations in selecting securities for the Fund. The Fund may, to a limited extent, invest in securities subject to the alternative minimum tax or in taxable municipal securities.

The Fund invests in high quality, short-term debt securities, commonly known as money market instruments. These include municipal bonds, notes and tax exempt commercial paper, as well as certain taxable securities and repurchase agreements. The Fund follows strict SEC rules about credit risk, maturity and diversification of its investments.

WHAT ARE THE RISKS OF INVESTING IN THE INSTITUTIONAL TAX FREE FUND?

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on securities owned by the Fund. Changes to the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's securities. The Fund's securities may change in value in response to changes in interest rates and other factors. When interest rates are rising, the Fund's securities might decline in value.

Since the Fund often purchases securities supported by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.

An investment in a money market fund is not a bank deposit. Although the Fund, like all money market funds, seeks to keep a constant price per share of $1.00, you may lose money by investing in the Fund.

                                                                    PROSPECTUS 3

                                                     INSTITUTIONAL TAX FREE FUND

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the volatility of an investment in the Institutional Tax Free Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class B Shares from year to year for seven years.*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1991           4.36%
1992           2.79%
1993           2.17%
1994           2.51%
1995           3.52%
1996           3.08%
1997           3.21%

BEST QUARTER  WORST QUARTER
   1.16%          0.49%
 (3/31/91)      (3/31/94)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/98 TO 9/30/98 WAS 2.28%.

This table shows the Fund's average annual total returns for the periods ending December 31, 1997.

                                                      SINCE FUND
                                                      INCEPTION
                                     1 YEAR  5 YEARS  (10/15/90)
----------------------------------------------------------------
INSTITUTIONAL TAX FREE FUND CLASS B
  SHARES                              3.21%    2.90%     3.16%
----------------------------------------------------------------

                           Please call 1-800-DIAL-SEI
                      to obtain the Fund's current yield.

--------------------------------------------------------------------------------
FUND FEES AND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services and other costs of doing business. This table describes the highest fees and expenses that you may currently pay if you hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES

                                                     CLASS B
Investment Advisory Fees                               0.04%
Distribution and Service (12b-1) Fees                   None
Other Expenses                                         0.69%
                                                    ----------
Total Annual Fund Operating Expenses                   0.73%*

* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADMINISTRATOR AND THE DISTRIBUTOR ARE EACH WAIVING A PORTION OF THEIR FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THE ADMINISTRATOR AND/OR THE DISTRIBUTOR MAY DISCONTINUE ALL OR PART OF THESE WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS FOLLOWS:

    INSTITUTIONAL TAX FREE FUND-CLASS B                 .63%

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER" AND "DISTRIBUTION OF FUND SHARES."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
Class B Shares                   $75     $233     $406      $906

4 PROSPECTUS

INSTITUTIONAL TAX FREE FUND

THE FUND'S OTHER INVESTMENTS
--------------------------------------------------------------------------------

The Fund may invest in other securities, use other strategies and engage in investment practices other than those listed in the Fund Summary, and they are described in detail in the Statement of Additional Information (SAI). Of course, there is no guarantee that the Fund will achieve its investment goal.

The investments and strategies described throughout this prospectus are those that the Fund uses under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and short-term obligations that would not ordinarily be consistent with the Fund's objectives. The Fund will do so only if the Adviser believes that the risk of loss outweighs the opportunity for taxable gains and higher taxable income.

INVESTMENT ADVISER
--------------------------------------------------------------------------------

The Investment Adviser makes investment decisions for the Fund and continuously reviews, supervises and administers its investment program. The Board of Trustees supervises the Adviser and establishes policies that it must follow in its management activities.

Weiss, Peck & Greer, L.L.C., serves as the Adviser to the Institutional Tax Free Fund. As of August 31, 1998, Weiss, Peck & Greer, L.L.C. had approximately $15 billion in assets under management. For the fiscal year ended August 31, 1998, Weiss Peck received advisory fees of:

INSTITUTIONAL TAX FREE FUND.......................   .04%

WEISS, PECK & GREER, L.L.C.: Janet Fiorenza is a portfolio manager at Weiss, Peck & Greer, L.L.C. Ms. Fiorenza has been with Weiss, Peck & Greer, L.L.C. since 1988, and with its predecessor since 1980. She manages the California Tax Exempt, Tax Free, Pennsylvania Tax Free, Institutional Tax Free and Ohio Tax Free Funds. She has more than 18 years of investment experience.

                                                                    PROSPECTUS 5

                                  PURCHASING, SELLING AND EXCHANGING FUND SHARES

HOW TO PURCHASE FUND SHARES
You may purchase shares on any day that the New York Stock Exchange is open for business (a Business Day). The Fund offers Class B Shares only to financial institutions and financial intermediaries for their own or their customers' accounts.

Financial institutions and intermediaries may purchase Class B Shares by placing orders with the Fund's Transfer Agent (or its authorized agent). Institutions and intermediaries that use certain SEI proprietary systems may place orders electronically through those systems.

Certain investors who deal directly with a financial institution or financial intermediary will have to follow the institution's or intermediary's procedures for transacting with the Fund. If you purchase, sell or exchange Fund shares through a financial institution or intermediary (rather than directly from the Fund), you may have to transmit your purchase, sale and exchange requests to your financial institution or intermediary at an earlier time for your transaction to become effective that day. This allows the financial institution or intermediary time to process your request and transmit it to the Fund. For more information about how to purchase, sell or exchange Fund shares through your financial institution or intermediary, you should contact your financial institution or intermediary directly.

You may purchase shares through financial intermediaries, or other financial institutions that have executed dealer agreements. You cannot purchase Fund shares by Federal Reserve wire on Federal holidays on which wire transfers are restricted. The Fund may reject any purchase order if it determines that accepting the order would not be in the best interests of the Fund or its shareholders.

The price per share (the offering price) will be the net asset value per share
(NAV) next determined after the Fund receives your purchase order. NAV for one Fund share is the value of that share's portion of all of the assets in the Fund. The Fund calculates its NAV at 3:00 p.m., Eastern time. If you want to receive the current Business Day's NAV, generally the Fund must receive your purchase order before the time that NAV is determined (usually 3:00 p.m. Eastern time).

HOW THE FUND CALCULATES NAV
The Fund values its securities by utilizing the amortized cost valuation method (as described in the SAI). If amortized cost is unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees. The Fund expects each its NAV to remain constant at $1.00 per share, although there is no guarantee that the Fund can accomplish this.

SELLING FUND SHARES

HOW TO SELL YOUR FUND SHARES
You may sell (sometimes called "redeem") your shares on any Business Day by contacting the Fund directly by mail or telephone. You may also sell your shares by contacting your financial institution or intermediary by mail or telephone. If you would like to sell your shares, please notify the Fund in writing and include a signature guarantee (a notarized signature is not sufficient). Generally, the Fund must receive your redemption request before 1:30 p.m. Eastern time. The sale price of each share will be the next NAV determined after the Fund receives your request.

TELEPHONE TRANSACTIONS
Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. Although we have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Fund is not responsible for any losses or costs incurred by following telephone instructions the Fund reasonably believes to be genuine. If you or your financial institution transact with the Fund over the telephone, you will generally bear the risk of any loss.

6 PROSPECTUS

PURCHASING, SELLING AND EXCHANGING FUND SHARES

RECEIVING YOUR MONEY
Normally, the Fund will send your sale proceeds within five Business Days after they receive your request. Your proceeds can be wired to a bank account or sent to you by check. IF YOU RECENTLY PURCHASED YOUR SHARES BY CHECK OR THROUGH ACH, REDEMPTION PROCEEDS MAY NOT BE AVAILABLE UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 BUSINESS DAYS).

REDEMPTIONS IN KIND
The Fund generally pays sale proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders) the Fund might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

INVOLUNTARY SALES OF YOUR SHARES
If your account balance drops below the required minimum, $45 million for Class B Shares of the Fund, you may be required to sell your shares. You will always be given at least 60 days' written notice to give you time to add to your account and avoid selling your shares.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES
The Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons. More information about this is in the SAI.

EXCHANGING FUND SHARES

HOW TO EXCHANGE YOUR SHARES
You may exchange your Class B Shares of the Fund for shares of the Class B Shares of any other Fund on any Business Day by contacting the Fund directly by mail or telephone. You may also exchange shares through your financial institution by mail or telephone. IF YOU RECENTLY PURCHASED SHARES BY CHECK OR THROUGH ACH, YOU MAY NOT BE ABLE TO EXCHANGE YOUR SHARES UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 BUSINESS DAYS). This exchange privilege may be changed or canceled at any time upon 60 days' notice. When you exchange shares, you are really selling your shares and buying other Fund shares. So, your sale price and purchase price will be based on the NAV next calculated after the Fund receives your exchange request.

DISTRIBUTION OF FUND SHARES

SEI Investments Distribution Co. (SIDCo.) is the distributor of the shares of the Fund. SIDCo. receives no compensation for distributing the Fund's Class B Shares.

For Class B Shares, shareholder servicing fees and administrative service fees, as a percentage of average daily net assets, may be up to .25% and .05%, respectively.

                                                                    PROSPECTUS 7

                                              DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS

The Fund distributes its income monthly. The Fund makes distributions of capital gains, if any, at least annually.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Fund receives your written notice. To cancel your election, simply send the Fund written notice.

TAXES

PLEASE CONSULT YOUR TAX ADVISER REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below we have summarized some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.

The Fund will distribute substantially all of its income and capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Capital gains distributions may be taxable at different rates depending on the length of time the Fund holds its portfolio securities. EACH SALE OR EXCHANGE OF FUND SHARES IS A TAXABLE EVENT.

The Fund intends to distribute federally tax-exempt income. The Fund may invest a portion of its assets in securities that generate taxable income for federal or state income taxes. Income exempt from federal tax may be subject to state and local taxes. Any capital gains distributed by the Fund may be taxable.

The Fund is not liable for any income or franchise taxes in the Commonwealth of Massachusetts as long as it qualifies as a regulated investment company under Federal tax law.

MORE INFORMATION ABOUT TAXES IS IN THE FUND'S STATEMENT OF ADDITIONAL
INFORMATION.

8 PROSPECTUS

FINANCIAL HIGHLIGHTS

The table that follows presents performance information about Class B Shares of the Fund. This information is intended to help you understand the Fund's financial performance for the past five years of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned [or lost] on an investment in the Fund, assuming you reinvested all of your dividends and distributions.

This information has been audited by Arthur Andersen LLP, independent public accountants. Their report, along with the Fund's financial statements, appears in the annual report that accompanies the Statement of Additional Information. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-DIAL-SEI.

INSTITUTIONAL TAX FREE FUND -- CLASS B

                            1998     1997     1996     1995     1994
                           -------  -------  -------  -------  -------
Net Asset Value,
  Beginning of Period....  $  1.00  $  1.00  $  1.00  $  1.00  $  1.00

INVESTMENT ACTIVITIES
Net Investment Income....    0.031    0.031    0.032    0.033    0.022

DISTRIBUTIONS
Net Investment Income....   (0.031)  (0.031)  (0.032)  (0.033)  (0.022)
Net Realized Gain........       --       --       --       --       --
                           -------  -------  -------  -------  -------
Total Distributions......   (0.031)  (0.031)  (0.032)  (0.033)  (0.022)
                           -------  -------  -------  -------  -------
Net Realized and
  Unrealized Gain (Loss)
  on Investments and
  Capital Transactions...       --       --       --       --       --
                           -------  -------  -------  -------  -------
Net Asset Value, End of
  Period.................  $  1.00  $  1.00  $  1.00  $  1.00  $  1.00
                           -------  -------  -------  -------  -------
TOTAL RETURN.............     3.15%    3.13%    3.21%    3.39%    2.21%
                           -------  -------  -------  -------  -------
Net Assets, End of Period
  (000)..................  $95,004  $34,783  $14,156  $15,084  $21,725
                           -------  -------  -------  -------  -------
                           -------  -------  -------  -------  -------
Ratio of Expenses to
  Average Net Assets.....     0.63%    0.63%    0.63%    0.63%    0.63%
Ratio of Expenses to
  Average Net Assets
  Excluding Fee
  Waivers................     0.73%    0.73%    0.80%    0.82%    0.81%
Ratio of Net Investment
  Income to Average Net
  Assets.................     3.06%    3.10%    3.16%    3.32%    2.31%
Ratio of Net Investment
  Income to Average Net
  Assets Excluding Fee
  Waivers................     2.96%    3.00%    2.99%    3.13%    2.13%
Portfolio Turnover
  Rate...................       --       --       --       --       --

INSTITUTIONAL TAX FREE

MONEY MARKET FUND

THIS FUND IS OFFERED IN CONJUNCTION WITH THE EXPEDITION FUNDS TO AFFORD A CONVENIENT RANGE OF INVESTMENT CHOICES TO INVESTORS.

The Statement of Additional Information includes additional information about the Funds.

Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year.

You can obtain a free copy of the Fund's Statement of Additional Information and/or free copies of the Fund's most recent annual or semi-annual report by calling 800-472-0577. You may also call 800-472-0577 to request other information about the Fund or to make shareholder inquiries.

The Statement of Additional Information has been filed with the Securities and Exchange Commission and is incorporated into the Prospectus by reference. This means that the SAI, for legal purposes, is part of this prospectus.

Information about the Fund (including the Statement of Additional Information) can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of this information may be obtained upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009.

Reports and other information about the Fund are also available on the Commission's Internet site at http://www.sec.gov.

The Trust's Investment Company Act registration number is 811-3447.

DISTRIBUTED BY

SEI Investments Distribution Co.
One Freedom Valley Road
Oaks, Pennsylvania 19456

EXP-F-001-03


PROSPECTUS


SEI TAX EXEMPT TRUST




INSTITUTIONAL TAX FREE
MONEY MARKET FUND

INVESTMENT SERVICE SHARES






THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED ANY FUND SHARES OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. IT IS A CRIME FOR ANYONE TO TELL YOU OTHERWISE.


[LOGO] EXPEDITION FUND

    SEI Tax
    Exempt Trust
HOW TO READ THIS PROSPECTUS
------------------------------------------------------------------------

SEI Tax Exempt Trust is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies, and are designed primarily for institutional investors. This prospectus gives you important information about Class C Shares of the Institutional Tax Free Fund that you should know before investing. Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information. On the next page, there is some general information you should know about the Fund. For more detailed information about the Fund, please see:

     INSTITUTIONAL TAX FREE FUND..........................................2
     THE FUND'S OTHER INVESTMENTS.........................................4
     THE ADVISER..........................................................4
     PURCHASING, SELLING AND EXCHANGING FUND SHARES.......................5
     DIVIDENDS, DISTRIBUTIONS AND TAXES...................................7
     FINANCIAL HIGHLIGHTS.................................................8
     HOW TO OBTAIN MORE INFORMATION ABOUT SEI TAX EXEMPT TRUST...Back Cover

--------------------------------------------------------------------------------
MUNICIPAL SECURITIES

The Fund invests primarily in municipal securities. Municipal securities are bonds and other fixed income securities issued by state and local governments and their agencies (such as housing or hospital authorities) to finance capital expenditures and operations. The obligation to pay principal and interest on municipal securities may be a general obligation of the state or local government, but may be supported only by an agency or a particular source of revenues. Therefore, municipal securities vary in credit quality.

Municipal securities, like other fixed income securities, rise and fall in value in response to economic and market factors, primarily changes in interest rates, and actual or perceived credit quality. Rising interest rates will generally cause municipal securities to decline in value. Longer-term securities respond more sharply to interest rate changes than do shorter-term securities. A municipal security will also lose value if, due to rating downgrades or other factors, there are concerns about the issuers current or future ability to make principal or interest payments. A strategy to invest in investment grade securities reduces but does not eliminate this risk.

Generally, the income from municipal securities is exempt from Federal income taxes, and also may be exempt from certain state or local taxes depending on an investor's state of residence. Even so, income from certain obligations may be subject to Federal alternative minimum taxes.

                                                                    PROSPECTUS 1

                                                                    INTRODUCTION

The Institutional Tax Free Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities like stocks and bonds. Before you invest, you should know a few things about investing in mutual funds.

The Fund has its own investment goal and strategies for reaching that goal. The Fund's assets are managed under the direction of its Adviser. The Adviser invests the Fund's assets in a way it believes will help the Fund achieve its goal. Still, investing in the Fund involves risks, and there is no guarantee that the Fund will achieve its goal. The Adviser makes judgments about the economy, but these judgments may not anticipate actual market movements or the impact of economic conditions on issuers. In fact, no matter how good a job the Adviser does, you could lose money on your investment in the Fund, just as you could with other investments. A Fund share is not a bank deposit, and it is not insured or guaranteed by the FDIC or any government agency.

--------------------------------------------------------------------------------
YEAR 2000 RISKS

Like other mutual funds (and most organizations around the world), the Fund could be affected by computer problems related to the transition to the year 2000. While no one knows if these problems will have any impact on the Fund or on the financial markets in general, the Fund is taking steps to protect investors. These include efforts to ensure that the Fund's own systems are prepared to make the transition to the year 2000, and to determine that the problem will not affect the systems used by the Fund's major service providers. Whether these steps will be effective can only be known for certain in the year 2000. There is additional information on these risks in the Statement of Additional Information.

2 PROSPECTUS

INSTITUTIONAL TAX FREE FUND

INVESTMENT SUMMARY

INVESTMENT GOAL                                     Preserving principal and maintaining liquidity
                                                    while providing current income exempt from Federal
                                                    income taxes.
------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                              Very low
------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                       Utilizing an adviser experienced in selecting
                                                    municipal securities, the Fund invests in high
                                                    quality, short-term tax-exempt money market
                                                    securities.

--------------------------------------------------------------------------------

INVESTMENT STRATEGY

The Institutional Tax Free Fund is a money market fund that invests substantially all (at least 80%) of its assets in municipal money market securities that pay interest that is exempt from Federal income taxes. The issuers of these securities are state and local government agencies located in all fifty states, the District of Columbia, Puerto Rico and other U.S. territories and possessions. The Adviser seeks to choose securities with an acceptable maturity, that are marketable and liquid, that offer competitive yields, and that are issued by issuers that are on a sound financial footing. The Adviser also considers sector allocation and relative valuations in selecting securities for the Fund. The Fund may, to a limited extent, invest in securities subject to the alternative minimum tax or in taxable municipal securities.

The Fund invests in high quality, short-term debt securities, commonly known as money market instruments. These include municipal bonds, notes and tax exempt commercial paper, as well as certain taxable securities and repurchase agreements. The Fund follows strict SEC rules about credit risk, maturity and diversification of its investments.

WHAT ARE THE RISKS OF INVESTING IN THE INSTITUTIONAL TAX FREE FUND?

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on securities owned by the Fund. Changes to the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's securities. The Fund's securities may change in value in response to changes in interest rates and other factors. When interest rates are rising, the Fund's securities might decline in value.

Since the Fund often purchases securities supported by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.

An investment in a money market fund is not a bank deposit. Although the Fund, like all money market funds, seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.

                                                                    PROSPECTUS 3

                                                     INSTITUTIONAL TAX FREE FUND

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the volatility of an investment in the Institutional Tax Free Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class C Shares from year to year for two years.*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1996           2.87%
1997           3.oo%

BEST QUARTER  WORST QUARTER
   0.78%          0.67%
 (12/31/97)     (3/31/97)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/98 TO 9/30/98 WAS 2.13%.

This table shows the Fund's average annual total returns for Class C Shares for the periods ending December 31, 1997.

                                                      SINCE
                                                      FUND
                                                    INCEPTION
                                          1 YEAR    (9/11/95)
---------------------------------------------------------------
INSTITUTIONAL TAX FREE FUND CLASS C
  SHARES                                   3.00%       2.99%
---------------------------------------------------------------

                           Please call 1-800-DIAL-SEI
                      to obtain the Fund's current yield.

--------------------------------------------------------------------------------
FUND FEES AND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services and other costs of doing business. This table describes the highest fees and expenses that you may currently pay if you hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES

                                                     CLASS C
Investment Advisory Fees                               0.04%
Distribution and Service (12b-1) Fees                   None
Other Expenses                                         0.89%
                                                    ----------
Total Annual Fund Operating Expenses                   0.93%*

* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADMINISTRATOR AND THE DISTRIBUTOR ARE EACH WAIVING A PORTION OF THEIR FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THE ADMINISTRATOR AND/OR THE DISTRIBUTOR MAY DISCONTINUE ALL OR PART OF THESE WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS FOLLOWS:

    INSTITUTIONAL TAX FREE FUND--CLASS C             .83%

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER" AND "DISTRIBUTION OF FUND SHARES."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
Class C Shares                   $95     $296     $515     $1,143

4 PROSPECTUS

THE FUND'S OTHER INVESTMENTS

The Fund may invest in other securities, use other strategies and engage in investment practices other than those listed in the Fund Summary, and they are described in detail in the Statement of Additional Information (SAI). Of course, there is no guarantee that the Fund will achieve its investment goal.

The investments and strategies described throughout this prospectus are those that we use under normal conditions. During unusual economic or market conditions or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and short-term obligations that would not ordinarily be consistent with the Fund's objectives. The Fund will do so only if the Adviser believes that the risk of loss outweighs the opportunity for taxable gains and higher taxable income.

INVESTMENT ADVISER
--------------------------------------------------------------------------------

The Investment Adviser makes investment decisions for the Fund and continuously reviews, supervises and administers its investment program. The Board of Trustees supervises the Adviser and establishes policies that it must follow in its management activities.

Weiss, Peck & Greer, L.L.C., serves as the Adviser to the Institutional Tax Free Fund. As of August 31, 1998, Weiss, Peck & Greer, L.L.C. had approximately $15 billion in assets under management. For the fiscal year ended August 31, 1998, Weiss Peck received advisory fees of:

INSTITUTIONAL TAX FREE FUND.......................   .04%

WEISS, PECK & GREER, L.L.C.: Janet Fiorenza is a portfolio manager at Weiss, Peck & Greer, L.L.C. Ms. Fiorenza has been with Weiss, Peck & Greer, L.L.C. since 1988, and with its predecessor since 1980. She manages the California Tax Exempt, Tax Free, Pennsylvania Tax Free, Institutional Tax Free and Ohio Tax Free Funds. She has more than 18 years of investment experience.

                                                                    PROSPECTUS 5

                                  PURCHASING, SELLING AND EXCHANGING FUND SHARES

HOW TO PURCHASE FUND SHARES
You may purchase shares on any day that the New York Stock Exchange is open for business (a Business Day). The Fund offers Class C Shares only to financial institutions and financial intermediaries for their own or their customers' accounts.

Financial institutions and intermediaries may purchase Class C Shares by placing orders with the Fund's Transfer Agent (or its authorized agent). Institutions and intermediaries that use certain SEI proprietary systems may place orders electronically through those systems.

Certain investors who deal directly with a financial institution or financial intermediary will have to follow the institution's or intermediary's procedures for transacting with the Fund. If you purchase, sell or exchange Fund shares through a financial institution or intermediary (rather than directly from the Fund), you may have to transmit your purchase, sale and exchange requests to your financial institution or intermediary at an earlier time for your transaction to become effective that day. This allows the financial institution or intermediary time to process your request and transmit it to the Fund. For more information about how to purchase, sell or exchange Fund shares through your financial institution or intermediary, you should contact your financial institution or intermediary directly.

You may purchase shares through financial intermediaries, or other financial institutions that have executed dealer agreements. You cannot purchase Fund shares by Federal Reserve wire or on Federal holidays on which wire transfers are restricted. The Fund may reject any purchase order if it determines that accepting the order would not be in the best interests of the Fund or its shareholders.

The price per share (the offering price) will be the net asset value per share
(NAV) next determined after the Fund receives your purchase order. NAV for one Fund share is the value of that share's portion of all of the assets in the Fund. The Fund calculates its NAV at 3:00 p.m., Eastern time. If you want to receive the current Business Day's NAV, generally the Fund must receive your purchase order before the time that NAV is determined (usually 3:00 p.m. Eastern time).

HOW THE FUND CALCULATES NAV
The Fund values its securities by utilizing the amortized cost valuation method (as described in the SAI). If amortized cost is unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees. The Fund expects its NAV to remain constant at $1.00 per share, although there is no guarantee that the Fund can accomplish this.

SELLING FUND SHARES

HOW TO SELL YOUR FUND SHARES
You may sell (sometimes called "redeem") your shares on any Business Day by contacting the Fund directly by mail or telephone. You may also sell your shares by contacting your financial institution by mail or telephone. If you would like to sell your shares, please notify the Fund in writing and include a signature guarantee (a notarized signature is not sufficient). Generally, the Fund must receive your redemption request before 1:30 p.m. Eastern time. The sale price of each share will be the next NAV determined after the Fund receives your request.

TELEPHONE TRANSACTIONS
Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. Although the Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Fund is not responsible for any losses or costs incurred by following telephone instructions the Fund reasonably believes to be genuine. If you or your financial institution transact with the Fund over the telephone, you will generally bear the risk of any loss.

6 PROSPECTUS

PURCHASING, SELLING AND EXCHANGING FUND SHARES

RECEIVING YOUR MONEY
Normally, the Fund will send your sale proceeds within five Business Days they receive your request. Your proceeds can be wired to a bank account or sent to you by check. IF YOU RECENTLY PURCHASED YOUR SHARES BY CHECK OR THROUGH ACH, REDEMPTION PROCEEDS MAY NOT BE AVAILABLE UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 BUSINESS DAYS).

REDEMPTIONS IN KIND
The Fund generally pays sale proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders) the Fund might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

INVOLUNTARY SALES OF YOUR SHARES
If your account balance drops below the required minimum, $45 million for Class C Shares of the Fund, you may be required to sell your shares. You will always be given at least 60 days' written notice to give you time to add to your account and avoid selling your shares.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES
The Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons. More information about this is in the SAI.

EXCHANGING FUND SHARES

HOW TO EXCHANGE YOUR SHARES
You may exchange your Class C Shares of the Fund for Class C Shares of any other Fund on any Business Day by contacting the Fund directly by mail or telephone. You may also exchange shares through your financial institution by mail or telephone. IF YOU RECENTLY PURCHASED SHARES BY CHECK OR THROUGH ACH, YOU MAY NOT BE ABLE TO EXCHANGE YOUR SHARES UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 BUSINESS DAYS). This exchange privilege may be changed or canceled at any time upon 60 days' notice. When you exchange shares, you are really selling your shares and buying other Fund shares. So, your sale price and purchase price will be based on the NAV next calculated after the Fund receives your exchange request.

DISTRIBUTION OF FUND SHARES

SEI Investments Distribution Co. (SIDCo.) is the distributor of the shares of the Fund. SIDCo. receives no compensation for distributing the Fund's Class C Shares.

For Class C Shares, shareholder servicing fees and administrative service fees, as a percentage of average daily net assets, may be up to .25% and .25%, respectively.

                                                                    PROSPECTUS 7

                                              DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS

The Fund distributes its income monthly. The Fund makes distributions of capital gains, if any, at least annually.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Fund receives your written notice. To cancel your election, simply send the Fund written notice.

TAXES

PLEASE CONSULT YOUR TAX ADVISER REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below is a summary some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.

The Fund will distribute substantially all of its income and capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Capital gains distributions may be taxable at different rates depending on the length of time the Fund holds its portfolio securities. EACH SALE OR EXCHANGE OF FUND SHARES IS A TAXABLE EVENT.

The Fund intends to distribute federally tax-exempt income. The Fund may invest a portion of its assets in securities that generate taxable income for federal or state income taxes. Income exempt from federal tax may be subject to state and local taxes. Any capital gains distributed by the Fund may be taxable.

The Fund is not liable for any income or franchise taxes in the Commonwealth of Massachusetts as long as it qualifies as a regulated investment company under Federal tax law.

MORE INFORMATION ABOUT TAXES IS IN THE FUND'S STATEMENT OF ADDITIONAL
INFORMATION.

8 PROSPECTUS

FINANCIAL HIGHLIGHTS

The table that follows presents performance information about the Class C Shares of the Fund. This information is intended to help you understand the Fund's financial performance for the past five years, or, if shorter, the period of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned [or lost] on an investment in the Fund, assuming you reinvested all of your dividends and distributions.

This information has been audited by Arthur Andersen LLP, independent public accountants. Their report, along with the Fund's financial statements, appears in the annual report that accompanies the Statement of Additional Information. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-DIAL-SEI.

INSTITUTIONAL TAX FREE FUND -- CLASS C

                                      1998     1997    1996(1)
                                     -------  -------  -------
Net Asset Value, Beginning of
  Period...........................  $  1.00  $  1.00  $  1.00

INVESTMENT ACTIVITIES
Net Investment Income..............    0.029    0.029    0.029

DISTRIBUTIONS
Net Investment Income..............   (0.029)  (0.029)  (0.029)
Net Realized Gain..................       --       --       --
                                     -------  -------  -------
Total Distributions................   (0.029)  (0.029)  (0.029)
                                     -------  -------  -------
Net Realized and Unrealized Gain
  (Loss) on Investments and Capital
  Transactions.....................       --       --       --
                                     -------  -------  -------
Net Asset Value, End of Period.....     1.00     1.00     1.00
                                     -------  -------  -------
TOTAL RETURN.......................     2.94%    2.93%    2.92%
                                     -------  -------  -------
Net Assets, End of Period (000)....  $22,676  $ 9,382  $19,208
                                     -------  -------  -------
                                     -------  -------  -------
Ratio of Expenses to Average Net
  Assets...........................     0.83%    0.83%    0.83%*
Ratio of Expenses to Average Net
  Assets Excluding Fee Waivers.....     0.93%    0.95%    0.96%*
Ratio of Net Investment Income to
  Average Net Assets...............     2.89%    2.85%    2.89%*
Ratio of Net Investment Income to
  Average Net Assets Excluding Fee
  Waivers..........................     2.79%    2.73%    2.76%*
Portfolio Turnover Rate............       --       --       --

-------------

*    Annualized.
1 The Institutional Tax Free Fund -- Class C commenced operations on September 11, 1995.

SEI
  INVESTMENTS

  THE ART OF PEOPLE. THE SCIENCE OF RESULTS.






More information about the Fund is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI dated December 31, 1998, includes more detailed information about SEI Tax Exempt Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

These reports typically list the Fund's holdings and contain information from the Fund's managers about fund strategies and market conditions and trends. The reports also contain detailed financial information about the Fund.

TO OBTAIN MORE INFORMATION:

By Telephone:    Call 1-8OO-DIAL-SEI

By Mail:         Write to the Fund at:
                 One Freedom Valley Drive
                 Oaks, PA 19456

By Internet:     http://www.seic.com

From the SEC: You can obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about the SEI Tax Exempt Trust, from the SEC's website (http://www.sec.gov). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information call 1-800-SEC-0330). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-6009.

The Trust's Investment Company Act registration number is 811-3447.

CMS-F-025-04

SEI
  INVESTMENTS






          PROSPECTUS AS OF DECEMBER 31, 1998




MONEY
  MARKET

                      [PHOTO]

     -------------------
     INSTITUTIONAL
     TAX FREE FUND

     CLASS C




THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED ANY FUND SHARES OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. IT IS A CRIME FOR ANYONE TO TELL YOU OTHERWISE.

    SEI Tax
    Exempt Trust
HOW TO READ THIS PROSPECTUS
------------------------------------------------------------------------

SEI Tax Exempt Trust is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies, and are designed primarily for institutional investors. This prospectus gives you important information about Class A, B and C Shares of the California Tax Exempt Fund that you should know before investing. Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information. On the next page, there is some general information you should know about the Fund. For more detailed information about the Fund, please see:

     CALIFORNIA TAX EXEMPT FUND...........................................2
     THE FUND'S OTHER INVESTMENTS.........................................4
     THE ADVISER..........................................................4
     PURCHASING, SELLING AND EXCHANGING FUND SHARES.......................5
     DIVIDENDS, DISTRIBUTIONS AND TAXES...................................7
     FINANCIAL HIGHLIGHTS.................................................8
     HOW TO OBTAIN MORE INFORMATION ABOUT SEI TAX EXEMPT TRUST...Back Cover

--------------------------------------------------------------------------------
MUNICIPAL SECURITIES

The Fund invests primarily in municipal securities. Municipal securities are bonds and other fixed income securities issued by state and local governments and their agencies (such as housing or hospital authorities) to finance capital expenditures and operations. The obligation to pay principal and interest on municipal securities may be a general obligation of the state or local government, but may be supported only by an agency or a particular source of revenues. Therefore, municipal securities vary in credit quality.

Municipal securities, like other fixed income securities, rise and fall in value in response to economic and market factors, primarily changes in interest rates, and actual or perceived credit quality. Rising interest rates will generally cause municipal securities to decline in value. Longer-term securities respond more sharply to interest rate changes than do shorter-term securities. A municipal security will also lose value if, due to rating downgrades or other factors, there are concerns about the issuers current or future ability to make principal or interest payments. A strategy to invest in investment grade securities reduces but does not eliminate this risk.

Generally, the income from municipal securities is exempt from Federal income taxes, and also may be exempt from certain state or local taxes depending on an investor's state of residence. Even so, income from certain obligations may be subject to Federal alternative minimum taxes.

                                                                    PROSPECTUS 1

                                                                    INTRODUCTION

The California Tax Exempt Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities like stocks and bonds. Before you invest, you should know a few things about investing in mutual funds.

The Fund has its own investment goal and strategies for reaching that goal. The Fund's assets are managed under the direction of its Adviser. The Adviser invests the Fund's assets in a way it believes will help the Fund achieve its goal. Still, investing in the Fund involves risks, and there is no guarantee that the Fund will achieve its goal. The Adviser makes judgments about the economy, but these judgments may not anticipate actual market movements or the impact of economic conditions on issuers. In fact, no matter how good a job the Adviser does, you could lose money on your investment in the Fund, just as you could with other investments. A Fund share is not a bank deposit, and it is not insured or guaranteed by the FDIC or any government agency.

--------------------------------------------------------------------------------
YEAR 2000 RISKS

Like other mutual funds (and most organizations around the world), the Fund could be affected by computer problems related to the transition to the year 2000. While no one knows if these problems will have any impact on the Fund or on the financial markets in general, the Fund is taking steps to protect investors. These include efforts to ensure that the Fund's own systems are prepared to make the transition to the year 2000, and to determine that the problem will not affect the systems used by the Fund's major service providers. Whether these steps will be effective can only be known for certain in the year 2000. There is additional information on these risks in the Statement of Additional Information.

2 PROSPECTUS

CALIFORNIA TAX EXEMPT FUND

INVESTMENT SUMMARY

INVESTMENT GOAL                                     Preserving principal and maintaining liquidity
                                                    while providing current income exempt from Federal
                                                    and California personal income taxes.
------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                              Very low
------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                       Utilizing an adviser experienced in selecting
                                                    municipal securities, the Fund invests in high
                                                    quality, short-term California municipal money
                                                    market securities.
------------------------------------------------------------------------------------------------------

INVESTMENT STRATEGY

The California Tax Exempt Fund is a money market fund that invests substantially all (at least 80%) of its assets in municipal money market securities that pay interest that is exempt from Federal and California income taxes. The principal issuers of these securities are state and local governments and agencies located in California, as well as the District of Columbia, Puerto Rico and other U.S. territories and possessions. The Adviser seeks to choose securities with an acceptable maturity, that are marketable and liquid, that offer competitive yields, and that are issued by issuers on a sound financial footing. The Adviser also considers sector allocation and relative valuations in selecting securities for the Fund. The Fund may, to a limited extent, invest in securities subject to the alternative minimum tax or in taxable municipal securities.

The Fund invests in high quality, short-term debt securities, commonly known as money market instruments. These include municipal bonds, notes and tax exempt commercial paper, as well as certain taxable securities and repurchase agreements. The Fund follows strict SEC rules about credit risk, maturity and diversification of its investments.

WHAT ARE THE RISKS OF INVESTING IN CALIFORNIA TAX EXEMPT FUND?

There may be economic or political changes that impact the ability of issuers of California municipal securities to repay principal and to make interest payments on securities owned by the Fund. Changes to the financial condition of California municipal issuers also may adversely affect the value of the Fund's securities. For example, financial difficulties of the State, its counties, municipalities and school districts that hinder efforts to borrow and credit ratings are factors which may affect the Fund. As a result, the Fund will be more susceptible to factors which adversely affect issuers of California obligations than a mutual fund which does not have as great a concentration in California municipal obligations.

The Fund's securities may change in value in response to interest rate changes and other factors. When interest rates are rising, the Fund's securities might decline in value.

Since the Fund often purchases securities supported by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.

An investment in a money market fund is not a bank deposit. Although the Fund, like all money market funds, seeks to keep a constant price per share of $1.00, you may lose money by investing in the Fund.

                                                                    PROSPECTUS 3

                                                      CALIFORNIA TAX EXEMPT FUND

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the volatility of an investment in the California Tax Exempt Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for seven years.* Since Class A Shares are invested in the same portfolio of securities, returns for Class B and C Shares will be substantially similar to those of the Class A Shares, shown here, and will differ only to the extent that each Class has different expenses.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1991            4.44
1992            2.89
1993            2.26
1994            2.68
1995            3.60
1996            3.28
1997            3.36

BEST QUARTER  WORST QUARTER
   1.15%          0.50%
 (3/31/91)      (3/31/94)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S CLASS A TOTAL RETURN FROM 1/1/98 TO 9/30/98 WAS 2.29%.

This table shows the Fund's average annual total returns for the periods ending December 31, 1997.

                                                         SINCE
                                                          FUND
                                                       INCEPTION
                                     1 YEAR  5 YEARS   (5/14/90)
-----------------------------------------------------------------
CALIFORNIA TAX EXEMPT FUND CLASS A
  SHARES                              3.36%   3.03%       3.44%
-----------------------------------------------------------------

                           Please call 1-800-DIAL-SEI
                      to obtain the Fund's current yield.

--------------------------------------------------------------------------------
FUND FEES AND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services and other costs of doing business. This table describes the highest fees and expenses that you may currently pay if you hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES

                                     CLASS A   CLASS B   CLASS C
Investment Advisory Fees               0.04%    0.04%      0.04%
Distribution and Service (12b-1)
  Fees                                  None     None       None
Other Expenses                         0.51%    0.56%      0.76%
                                     -------   -------   -------
Total Annual Fund Operating
  Expenses                             0.55%*   0.60%*     0.80%*

* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADMINISTRATOR AND THE DISTRIBUTOR ARE EACH WAIVING A PORTION OF THEIR FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THE ADMINISTRATOR AND/OR THE DISTRIBUTOR MAY DISCONTINUE ALL OR PART OF THESE WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS FOLLOWS:

CALIFORNIA TAX EXEMPT FUND -- CLASS A               .28%
CALIFORNIA TAX EXEMPT FUND -- CLASS B               .58%
CALIFORNIA TAX EXEMPT FUND -- CLASS C               .78%

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER" AND "DISTRIBUTION OF FUND SHARES."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
Class A Shares                   $56     $176     $303      $689
Class B Shares                   $61     $192     $335      $750
Class C Shares                   $82     $255     $444      $990

4 PROSPECTUS

THE FUND'S OTHER INVESTMENTS

The Fund may invest in other securities, use other strategies and engage in investment practices other than those listed in the Fund Summary, and they are described in detail in the Statement of Additional Information (SAI). Of course, there is no guarantee that the Fund will achieve its investment goal.

The investments and strategies described throughout this prospectus are those that the Fund uses under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and short-term obligations that would not ordinarily be consistent with the Fund's objectives. The Fund will do so only if the Adviser believes that the risk of loss outweighs the opportunity for taxable gains and higher taxable income.

INVESTMENT ADVISER
--------------------------------------------------------------------------------

The Investment Adviser makes investment decisions for the Fund and continuously reviews, supervises and administers its investment program. The Board of Trustees supervises the Adviser and establishes policies that it must follow in its management activities.

Weiss, Peck & Greer, L.L.C., serves as the Adviser to the California Tax Exempt Fund. As of August 31, 1998, Weiss, Peck & Greer, L.L.C. had approximately $15 billion in assets under management. For the fiscal year ended August 31, 1998, Weiss Peck received advisory fees of:

CALIFORNIA TAX EXEMPT FUND........................  .04%

Janet Fiorenza is a portfolio manager at Weiss, Peck & Greer, L.L.C. Ms. Fiorenza has been with Weiss, Peck & Greer, L.L.C. since 1988, and with its predecessor since 1980. She has more than 18 years of investment experience.

                                                                    PROSPECTUS 5

                                  PURCHASING, SELLING AND EXCHANGING FUND SHARES

HOW TO PURCHASE FUND SHARES
You may purchase shares on any day that the New York Stock Exchange is open for business (a Business Day). The Fund offers Class A, B and C Shares only to financial institutions and intermediaries for their own or their customers' accounts.

Financial institutions and intermediaries may purchase Class A, B and C Shares by placing orders with the Fund's Transfer Agent (or its authorized agent). Institutions and intermediaries that use certain SEI proprietary systems may place orders electronically through those systems.

Certain investors who deal directly with a financial institution or financial intermediary will have to follow the institution's or intermediary's procedures for transacting with the Fund. If you purchase, sell or exchange Fund shares through a financial institution or intermediary (rather than directly from the Fund), you may have to transmit your purchase, sale and exchange requests to your financial institution or intermediary at an earlier time for your transaction to become effective that day. This allows the financial institution or intermediary time to process your request and transmit it to the Fund. For more information about how to purchase, sell or exchange Fund shares through your financial institution or intermediary, you should contact your financial institution or intermediary directly.

You may purchase shares through financial intermediaries or other financial institutions that have executed dealer agreements. You cannot purchase Fund shares by Federal Reserve wire or on Federal holidays on which wire transfers are restricted. The Fund may reject any purchase order if it determines that accepting the order would not be in the best interests of the Fund or its shareholders.

The price per share (the offering price) will be the net asset value per share
(NAV) next determined after the Fund receives your purchase order. NAV for one Fund share is the value of that share's portion of all of the assets in the Fund. The Fund calculates its NAV at 2:00 p.m., Eastern time. If you want to receive the current Business Day's NAV, generally the Fund must receive your purchase order before the time that NAV is determined (usually 2:00 p.m. Eastern time).

HOW THE FUND CALCULATES NAV
The Fund values its securities by utilizing the amortized cost valuation method (as described in the SAI). If amortized cost is unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees. The Fund expects its NAV to remain constant at $1.00 per share, although there is no guarantee that the Fund can accomplish this.

SELLING FUND SHARES

HOW TO SELL YOUR FUND SHARES
You may sell (sometimes called "redeem") your shares on any Business Day by contacting the Fund directly by mail or telephone. You may also sell your shares by contacting your financial institution or intermediary by mail or telephone. If you would like to sell your shares, please notify the Fund in writing and include a signature guarantee (a notarized signature is not sufficient). Generally, the Fund must receive your redemption request before the time that NAV is determined (usually 2:00 p.m. Eastern time). The sale price of each share will be the next NAV determined after the Fund receives your request.

TELEPHONE TRANSACTIONS
Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. Although we have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Fund is not responsible for any losses or costs incurred by following telephone instructions the Fund reasonably believes to be genuine. If you or your financial institution transact with the Fund over the telephone, you will generally bear the risk of any loss.

6 PROSPECTUS

PURCHASING, SELLING AND EXCHANGING FUND SHARES

RECEIVING YOUR MONEY
Normally, the Fund will send your sale proceeds within five Business Days after they receive your request. Your proceeds can be wired to a bank account or sent to you by check. IF YOU RECENTLY PURCHASED YOUR SHARES BY CHECK OR THROUGH ACH, REDEMPTION PROCEEDS MAY NOT BE AVAILABLE UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 BUSINESS DAYS).

REDEMPTIONS IN KIND
The Fund generally pays sale proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders) the Fund might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES
The Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons. More information about this is in the SAI.

EXCHANGING FUND SHARES

HOW TO EXCHANGE YOUR SHARES
You may exchange your Class A, B or C Shares of the Fund for shares of the same Class of any other Fund on any Business Day by contacting the Fund directly by mail or telephone. You may also exchange shares through your financial institution by mail or telephone. IF YOU RECENTLY PURCHASED SHARES BY CHECK OR THROUGH ACH, YOU MAY NOT BE ABLE TO EXCHANGE YOUR SHARES UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 BUSINESS DAYS). This exchange privilege may be changed or canceled at any time upon 60 days' notice. When you exchange shares, you are really selling your shares and buying other Fund shares. So, your sale price and purchase price will be based on the NAV next calculated after the Fund receives your exchange request.

DISTRIBUTION OF FUND SHARES

SEI Investments Distribution Co. (SIDCo.) is the distributor of the shares of the Funds. SIDCo. receives no compensation for distributing the Fund's Class A, B or C Shares.

For Class A, B and C Shares, shareholder servicing fees, as a percentage of average daily net assets, may be up to .25%.

For Class B and C Shares, administrative service fees, as a percentage of average daily net assets, may be up to .05% or .25%, respectively.

                                                                    PROSPECTUS 7

                                              DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS

The Fund distributes its income monthly. The Fund makes distributions of capital gains, if any, at least annually.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Fund receives your written notice. To cancel your election, simply send the Fund written notice.

TAXES

PLEASE CONSULT YOUR TAX ADVISER REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below we have summarized some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.

The Fund will distribute substantially all of its income and capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Capital gains distributions may be taxable at different rates depending on the length of time the Fund holds its portfolio securities. EACH SALE OR EXCHANGE OF FUND SHARES IS A TAXABLE EVENT.

The Fund intends to distribute federally tax-exempt income. The Fund may invest a portion of its assets in securities that generate taxable income for federal or state income taxes. Income exempt from federal tax may be subject to state and local taxes. Any capital gains distributed by this Fund may be taxable.

The Fund is not liable for any income or franchise taxes in the Commonwealth of Massachusetts as long as it qualifies as a regulated investment company under Federal tax law.

MORE INFORMATION ABOUT TAXES IS IN THE FUND'S STATEMENT OF ADDITIONAL
INFORMATION.

8 PROSPECTUS

FINANCIAL HIGHLIGHTS

The table that follows presents performance information about Class A Shares of the Fund. This information is intended to help you understand the Fund's financial performance for the past five years of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned [or lost] on an investment in the Fund, assuming you reinvested all of your dividends and distributions.

This information has been audited by Arthur Andersen LLP, independent public accountants. Their report, along with the Fund's financial statements, appears in the annual report that accompanies the Statement of Additional Information. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-DIAL-SEI.

CALIFORNIA TAX EXEMPT FUND -- CLASS A

                            1998     1997     1996     1995     1994
                           -------  -------  -------  -------  -------
Net Asset Value,
  Beginning of Period....  $  1.00  $  1.00  $  1.00  $  1.00  $  1.00

INVESTMENT ACTIVITIES
Net Investment Income....    0.032    0.033    0.034    0.033    0.023

DISTRIBUTIONS
Net Investment Income....   (0.032)  (0.033)  (0.034)  (0.033)  (0.023)
Net Realized Gain........       --       --       --       --       --
                           -------  -------  -------  -------  -------
Total Distributions......   (0.032)  (0.033)  (0.034)  (0.033)  (0.023)
                           -------  -------  -------  -------  -------
Net Realized and
  Unrealized Gain (Loss)
  on Investments and
  Capital Transactions...       --       --       --       --       --
                           -------  -------  -------  -------  -------
Net Asset Value, End of
  Period.................  $  1.00  $  1.00  $  1.00  $  1.00  $  1.00
                           -------  -------  -------  -------  -------
TOTAL RETURN.............     3.20%    3.30%    3.41%    3.49%    2.32%
                           -------  -------  -------  -------  -------
Net Assets, End of Period
  (000)..................  $39,508  $51,314  $44,729  $30,921  $32,015
                           -------  -------  -------  -------  -------
                           -------  -------  -------  -------  -------
Ratio of Expenses to
  Average Net Assets.....     0.28%    0.28%    0.28%    0.28%    0.27%
Ratio of Expenses to
  Average Net Assets
  Excluding Fee
  Waivers................     0.55%    0.57%    0.36%    0.42%    0.38%
Ratio of Net Investment
  Income to Average Net
  Assets.................     3.17%    3.26%    3.33%    3.43%    2.28%
Ratio of Net Investment
  Income to Average Net
  Assets Excluding Fee
  Waivers................     2.90%    2.97%    3.25%    3.29%    2.17%
Portfolio Turnover
  Rate...................       --       --       --       --       --

SEI
  INVESTMENTS

  THE ART OF PEOPLE. THE SCIENCE OF RESULTS.






More information about the Fund is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI dated December 31, 1998, includes more detailed information about SEI Tax Exempt Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

These reports typically list the Fund's holdings and contain information from the Fund's managers about fund strategies and market conditions and trends. The reports also contain detailed financial information about the Fund.

TO OBTAIN MORE INFORMATION:

By Telephone:    Call 1-8OO-DIAL-SEI

By Mail:         Write to the Fund at:
                 One Freedom Valley Drive
                 Oaks, PA 19456

By Internet:     http://www.seic.com

From the SEC: You can obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about the SEI Tax Exempt Trust, from the SEC's website (http://www.sec.gov). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information call 1-800-SEC-0330). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-6009.

The Trust's Investment Company Act registration number is 811-3447.

CMS-F-005-04


SEI
  INVESTMENTS





          PROSPECTUS AS OF DECEMBER 31, 1998

CALIFORNIA


                       [PHOTO]

     ------------------------
     CALIFORNIA TAX EXEMPT
     FUND




THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED ANY FUND SHARES OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. IT IS A CRIME FOR ANYONE TO TELL YOU OTHERWISE.

    SEI Tax
    Exempt Trust
HOW TO READ THIS PROSPECTUS
------------------------------------------------------------------------

SEI Tax Exempt Trust is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies, and are designed primarily for institutional investors. This prospectus gives you important information about CNI Class Shares of the California Tax Exempt Fund that you should know before investing. Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information. On the next page, there is some general information you should know about the Fund. For more detailed information about the Fund, please see:

     CALIFORNIA TAX EXEMPT FUND...........................................2
     THE FUND'S OTHER INVESTMENTS.........................................4
     THE ADVISER..........................................................4
     PURCHASING, SELLING AND EXCHANGING FUND SHARES.......................5
     DIVIDENDS, DISTRIBUTIONS AND TAXES...................................7
     FINANCIAL HIGHLIGHTS.................................................8
     HOW TO OBTAIN MORE INFORMATION ABOUT SEI TAX EXEMPT TRUST...Back Cover

--------------------------------------------------------------------------------
MUNICIPAL SECURITIES

The Fund invests primarily in municipal securities. Municipal securities are bonds and other fixed income securities issued by state and local governments and their agencies (such as housing or hospital authorities) to finance capital expenditures and operations. The obligation to pay principal and interest on municipal securities may be a general obligation of the state or local government, but may be supported only by an agency or a particular source of revenues. Therefore, municipal securities vary in credit quality.

Municipal securities, like other fixed income securities, rise and fall in value in response to economic and market factors, primarily changes in interest rates, and actual or perceived credit quality. Rising interest rates will generally cause municipal securities to decline in value. Longer-term securities respond more sharply to interest rate changes than do shorter-term securities. A municipal security will also lose value if, due to rating downgrades or other factors, there are concerns about the issuers current or future ability to make principal or interest payments. A strategy to invest in investment grade securities reduces but does not eliminate this risk.

Generally, the income from municipal securities is exempt from Federal income taxes, and also may be exempt from certain state or local taxes depending on an investor's state of residence. Even so, income from certain obligations may be subject to Federal alternative minimum taxes.

                                                                    PROSPECTUS 1

                                                                    INTRODUCTION

The California Tax Exempt Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities like stocks and bonds. Before you invest, you should know a few things about investing in mutual funds.

The Fund has its own investment goal and strategies for reaching that goal. The Fund's assets are managed under the direction of its Adviser. The Adviser invests the Fund's assets in a way it believes will help the Fund achieve its goal. Still, investing in a Fund involves risks, and there is no guarantee that the Fund will achieve its goal. The Adviser makes judgments about the economy, but these judgments may not anticipate actual market movements or the impact of economic conditions on issuers. In fact, no matter how good a job the Adviser does, you could lose money on your investment in the Fund, just as you could with other investments. A Fund share is not a bank deposit, and it is not insured or guaranteed by the FDIC or any government agency.

--------------------------------------------------------------------------------
YEAR 2000 RISKS

Like other mutual funds (and most organizations around the world), the Fund could be affected by computer problems related to the transition to the year 2000. While no one knows if these problems will have any impact on the Fund or on the financial markets in general, the Fund is taking steps to protect investors. These include efforts to ensure that the Fund's own systems are prepared to make the transition to the year 2000, and to determine that the problem will not affect the systems used by the Fund's major service providers. Whether these steps will be effective can only be known for certain in the year 2000. There is additional information on these risks in the Statement of Additional Information.

2 PROSPECTUS

CALIFORNIA TAX EXEMPT FUND

INVESTMENT SUMMARY

INVESTMENT GOAL                                     Preserving principal and maintaining liquidity
                                                    while providing current income exempt from Federal
                                                    and California personal income taxes.
------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                              Very low
------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                       Utilizing an adviser experienced in selecting
                                                    municipal securities, the Fund invests in high
                                                    quality, short-term California municipal money
                                                    market securities.
------------------------------------------------------------------------------------------------------

INVESTMENT STRATEGY

The California Tax Exempt Fund is a money market fund that invests substantially all (at least 80%) of its assets in municipal money market securities that pay interest that is exempt from Federal and California income taxes. The principal issuers of these securities are state and local governments and agencies located in California, as well as the District of Columbia, Puerto Rico and other U.S. territories and possessions. The Adviser seeks to choose securities with an acceptable maturity, that are marketable and liquid, that offer competitive yields, and that are issued by issuers that are on a sound financial footing. The Adviser also considers sector allocation and relative valuations in selecting securities for the Fund. The Fund may, to a limited extent, invest in securities subject to the alternative minimum tax or in taxable municipal securities.

The Fund invests in high quality, short-term debt securities, commonly known as money market instruments. These include municipal bonds, notes and tax exempt commercial paper, as well as certain taxable securities and repurchase agreements. The Fund follows strict SEC rules about credit risk, maturity and diversification of its investments.

WHAT ARE THE RISKS OF INVESTING IN CALIFORNIA TAX EXEMPT FUND?

There may be economic or political changes that impact the ability of issuers of California municipal securities to repay principal and to make interest payments on securities owned by the Fund. Changes to the financial condition of California municipal issuers also may adversely affect the value of the Fund's securities. For example, financial difficulties of the State, its counties, municipalities and school districts that hinder efforts to borrow and credit ratings are factors which may affect the Fund. As a result, the Fund will be more susceptible to factors which adversely affect issuers of California obligations than a mutual fund which does not have as great a concentration in California municipal obligations.

The Fund's securities may change in value in response to interest rate changes and other factors. When interest rates are rising, the Fund's securities might decline in value.

Since the Fund often purchases securities supported by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.

An investment in a money market fund is not a bank deposit. Although the Fund, like all money market funds, seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.

                                                                    PROSPECTUS 3

                                                      CALIFORNIA TAX EXEMPT FUND

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the volatility of an investment in the California Tax Exempt Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's CNI Class Shares from year to year for three years.*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1995           3.09%
1996           2.76%
1997           2.84%

BEST QUARTER  WORST QUARTER
   0.81%          0.64%
 (3/31/95)      (3/31/97)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/98 TO 9/30/98 WAS 1.91%.

This table shows the Fund's average annual total returns for CNI Class Shares for the periods ending December 31, 1997.

                                                  SINCE FUND
                                                  INCEPTION
                                          1 YEAR  (5/11/94)
------------------------------------------------------------
CALIFORNIA TAX EXEMPT FUND
  CNI CLASS SHARES                         2.84%     2.82%
------------------------------------------------------------

                           Please call 1-800-DIAL-SEI
                      to obtain the Fund's current yield.

--------------------------------------------------------------------------------
FUND FEES AND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services and other costs of doing business. This table describes the highest fees and expenses that you may currently pay if you hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES

                                                    CNI CLASS
Investment Advisory Fees                              0.04%
Distribution and Service (12b-1) Fees                 0.50%
Other Expenses                                        0.51%
                                                    ---------
Total Annual Fund Operating Expenses                  1.05%*

* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADMINISTRATOR AND THE DISTRIBUTOR ARE EACH WAIVING A PORTION OF THEIR FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THE ADMINISTRATOR AND/OR THE DISTRIBUTOR MAY DISCONTINUE ALL OR PART OF THESE WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS FOLLOWS:

  CALIFORNIA TAX EXEMPT FUND                         .78%

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER" AND "DISTRIBUTION OF FUND SHARES."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
CNI Class Shares                 $107    $334     $579     $1,283

4 PROSPECTUS

THE FUND'S OTHER INVESTMENTS

The Fund may invest in other securities, use other strategies and engage in investment practices other than those listed in the Fund Summary, and they are described in detail in the Statement of Additional Information (SAI). Of course, there is no guarantee that the Fund will achieve its investment goal.

The investments and strategies described throughout this prospectus are those that the Fund uses under normal conditions. During unusual economic or market conditions or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and short-term obligations that would not ordinarily be consistent with the Fund's objectives. The Fund will do so only if the Adviser believes that the risk of loss outweighs the opportunity for taxable gains and higher taxable income.

INVESTMENT ADVISER
--------------------------------------------------------------------------------

The Investment Adviser makes investment decisions for the Fund and continuously reviews, supervises and administers its investment program. The Board of Trustees supervises the Adviser and establishes policies that it must follow in its management activities.

Weiss, Peck & Greer, L.L.C., serves as the Adviser to the California Tax Exempt, Tax Free, Pennsylvania Tax Free, Institutional Tax Free and Ohio Tax Free Funds. As of August 31, 1998, Weiss, Peck & Greer, L.L.C. had approximately $15 billion in assets under management. For the fiscal year ended August 31, 1998, Weiss Peck received advisory fees of:

CALIFORNIA TAX EXEMPT FUND........................   .04%

Janet Fiorenza is a portfolio manager at Weiss, Peck & Greer, L.L.C. Ms. Fiorenza has been with Weiss, Peck Greer, L.L.C. since 1988, and with its predecessor since 1980. She manages the California Tax Exempt Fund. She has more than 18 years of investment experience.

                                                                    PROSPECTUS 5

                                  PURCHASING, SELLING AND EXCHANGING FUND SHARES

HOW TO PURCHASE FUND SHARES
You may purchase shares on any day that the New York Stock Exchange is open for business (a Business Day). The Fund offers CNI Class Shares only to financial institutions and financial intermediaries for their own or their customers' accounts.

Financial institutions and intermediaries may purchase CNI Class Shares by placing orders with the Fund's Transfer Agent (or its authorized agent). Institutions and intermediaries that use certain SEI proprietary systems may place orders electronically through those systems.

Certain investors who deal directly with a financial institution or financial intermediary will have to follow the institution's or intermediary's procedures for transacting with the Fund. If you purchase, sell or exchange Fund shares through a financial institution or intermediary (rather than directly from the Fund), you may have to transmit your purchase, sale and exchange requests to your financial institution or intermediary at an earlier time for your transaction to become effective that day. This allows the financial institution or intermediary time to process your request and transmit it to the Fund. For more information about how to purchase, sell or exchange Fund shares through your financial institution or intermediary, you should contact your financial institution or intermediary directly.

You may purchase shares through financial intermediaries or other financial institutions that have executed dealer agreements. You cannot purchase Fund shares by Federal Reserve wire on Federal holidays on which wire transfers are restricted. The Fund may reject any purchase order if it determines that accepting the order would not be in the best interests of the Fund or its shareholders.

The price per share (the offering price) will be the net asset value per share
(NAV) next determined after the Fund receives your purchase order. NAV for one Fund share is the value of that share's portion of all of the assets in the Fund. The Fund calculates its NAV at 2:00 p.m., Eastern time. If you want to receive the current Business Day's NAV, generally the Fund must receive your purchase order before the time that NAV is determined (usually 2:00 p.m. Eastern time).

HOW THE FUND CALCULATES NAV
The Fund values securities by utilizing the amortized cost valuation method (as described in the SAI). If amortized cost is unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees. The Fund expects its NAV to remain constant at $1.00 per share, although there is no guarantee that the Fund can accomplish this.

SELLING FUND SHARES

HOW TO SELL YOUR FUND SHARES
You may sell (sometimes called "redeem") your shares on any Business Day by contacting the Fund directly by mail or telephone. You may also sell your shares by contacting your financial institution by mail or telephone. If you would like to sell your shares, please notify the Fund in writing and include a signature guarantee (a notarized signature is not sufficient). Generally, the Fund must receive your redemption request before the time that NAV is determined (usually 2:00 p.m. Eastern time). The sale price of each share will be the next NAV determined after the Fund receives your request.

TELEPHONE TRANSACTIONS
Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. Although the Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Fund is not responsible for any losses or costs incurred by following telephone instructions the Fund reasonably believes to be genuine. If you or your financial institution transact with the Fund over the telephone, you will generally bear the risk of any loss.

6 PROSPECTUS

PURCHASING, SELLING AND EXCHANGING FUND SHARES

RECEIVING YOUR MONEY
Normally, the Fund will send your sale proceeds within five Business Days after they receive your request. Your proceeds can be wired to a bank account or sent to you by check. IF YOU RECENTLY PURCHASED YOUR SHARES BY CHECK OR THROUGH ACH, REDEMPTION PROCEEDS MAY NOT BE AVAILABLE UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 BUSINESS DAYS).

REDEMPTIONS IN KIND
The Fund generally pays sale proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders) the Fund might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES
The Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons. More information about this is in the SAI.

EXCHANGING FUND SHARES

HOW TO EXCHANGE YOUR SHARES
You may exchange your CNI Class Shares of the Fund for CNI Class Shares of any other SEI Fund on any Business Day by contacting the Fund directly by mail or telephone. You may also exchange shares through your financial institution by mail or telephone. IF YOU RECENTLY PURCHASED SHARES BY CHECK OR THROUGH ACH, YOU MAY NOT BE ABLE TO EXCHANGE YOUR SHARES UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 BUSINESS DAYS). This exchange privilege may be changed or canceled at any time upon 60 days' notice. When you exchange shares, you are really selling your shares and buying other Fund shares. So, your sale price and purchase price will be based on the NAV next calculated after the Fund receives your exchange request.

DISTRIBUTION OF FUND SHARES

SEI Investments Distribution Co. (SIDCo.) is the distributor of the shares of the Fund. The Fund has adopted a distribution plan that allows the Fund to pay SIDCo. distribution and service fees for the sale and distribution of its CNI Class Shares, and for services provided to shareholders. Because these fees are paid out of the Fund's assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

The Distribution fee for CNI Class Shares, as a percentage of average daily net assets, may be up to .50%.

For CNI Class Shares, shareholder servicing fees, as a percentage of average daily net assets, may be up to .25%.

                                                                    PROSPECTUS 7

                                              DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS

The Fund distributes its income monthly. The Fund makes distributions of capital gains, if any, at least annually.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Fund receives your written notice. To cancel your election, simply send the Fund written notice.

TAXES

PLEASE CONSULT YOUR TAX ADVISER REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below is a summary some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.

The Fund will distribute substantially all of its income and capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Capital gains distributions may be taxable at different rates depending on the length of time the Fund holds its portfolio securities. EACH SALE OR EXCHANGE OF FUND SHARES IS A TAXABLE EVENT.

The Fund intends to distribute federally tax-exempt income. The Fund may invest a portion of its assets in securities that generate taxable income for federal or state income taxes. Income exempt from federal tax may be subject to state and local taxes. Any capital gains distributed by the Fund may be taxable.

The Fund is not liable for any income or franchise taxes in the Commonwealth of Massachusetts as long as it qualifies as a regulated investment company under Federal tax law.

MORE INFORMATION ABOUT TAXES IS IN THE FUND'S STATEMENT OF ADDITIONAL
INFORMATION.

8 PROSPECTUS

FINANCIAL HIGHLIGHTS

The table that follows presents performance information about the shares of the Fund. This information is intended to help you understand the Fund's financial performance for the past five years, or, if shorter, the period of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned [or lost] on an investment in the Fund, assuming you reinvested all of your dividends and distributions.

This information has been audited by Arthur Andersen LLP, independent public accountants. Their report, along with the Fund's financial statements, appears in the annual report that accompanies the Statement of Additional Information. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-DIAL-SEI.

CALIFORNIA TAX EXEMPT FUND -- CNI CLASS

                             1998      1997      1996      1995    1994(1)
                           --------  --------  --------  --------  --------
Net Asset Value,
  Beginning of Period....  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00

INVESTMENT ACTIVITIES
Net Investment Income....     0.027     0.028     0.028     0.029     0.006

DISTRIBUTIONS
Net Investment Income....    (0.027)   (0.028)   (0.028)   (0.029)   (0.006)
Net Realized Gain........        --        --        --        --        --
                           --------  --------  --------  --------  --------
Total Distributions......    (0.027)   (0.028)   (0.028)   (0.029)   (0.006)
                           --------  --------  --------  --------  --------
Net Realized and
  Unrealized Gain (Loss)
  on Investments and
  Capital Transactions...        --        --        --        --        --
                           --------  --------  --------  --------  --------
Net Asset Value, End of
  Period.................  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00
                           --------  --------  --------  --------  --------
TOTAL RETURN.............      2.69%     2.79%     2.90%     2.97%     2.14%*
                           --------  --------  --------  --------  --------
Net Assets, End of Period
  (000)..................  $474,040  $412,142  $350,684  $328,035  $318,122
                           --------  --------  --------  --------  --------
                           --------  --------  --------  --------  --------
Ratio of Expenses to
  Average Net Assets.....      0.78%     0.78%     0.78%     0.78%     0.67%*
Ratio of Expenses to
  Average Net Assets
  Excluding Fee
  Waivers................      1.05%+     1.06%     0.86%     0.93%     0.87%*
Ratio of Net Investment
  Income to Average Net
  Assets.................      2.64%     2.75%     2.84%     2.93%     2.06%*
Ratio of Net Investment
  Income to Average Net
  Assets Excluding Fee
  Waivers................      2.37%+     2.47%     2.76%     2.78%     1.86%*
Portfolio Turnover
  Rate...................        --        --        --        --        --

-------------

+ Ratios of expenses and net investment income to average net assets excluding fee waivers has been restated to reflect the .25% for Shareholder Servicing Fees currently waived.
*    Annualized.
(1) The California Tax Exempt Fund -- Class G commenced operations on May 11, 1994. Class G Shares were renamed CNI Class Shares on December 31, 1997.

      [LOGO]

Oaks, PA 19456
800-DIAL-SEI/800-342-5734
More information about the Fund is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI dated December 31, 1998, includes more detailed information about SEI Tax Exempt Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

These reports typically list the Fund's holdings and contain information from the Fund's managers about fund strategies and market conditions and trends. The reports also contain detailed financial information about the Fund.

TO OBTAIN MORE INFORMATION:

By Telephone:   Call 1-800-DIAL-SEI
By Mail:        Write to the Fund at:
                One Freedom Valley Drive
                Oaks, PA 19456
By Internet:    http://www.seic.com

From the SEC: You can obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about the SEI Tax Exempt Trust, from the SEC's website (http://www.sec.gov). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information call 1-800-SEC-0330). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-6009.

The Trust's Investment Company Act registration number is 811-3447.

CMS-F-006-04

                                  CNI-TM-Shares

California Tax Exempt Fund

SEI Tax Exempt Trust

The Securities and Exchange
Commission has not approved
any Fund shares or determined
whether this prospectus is accurate
or complete. It is a Crime for
Anyone to Tell You Otherwise.

                                PROSPECTUS AS OF
                                DECEMBER 31, 1998

    SEI Tax
    Exempt Trust
HOW TO READ THIS PROSPECTUS
------------------------------------------------------------------------

SEI Tax Exempt Trust is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies, and are designed primarily for institutional investors. This prospectus gives you important information about Class A, B and C Shares of the Pennsylvania Tax Free Fund that you should know before investing. Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information. On the next page, there is some general information you should know about the Fund. For more detailed information about the Fund, please see:

     PENNSYLVANIA TAX FREE FUND...........................................2
     THE FUND'S OTHER INVESTMENTS.........................................4
     THE ADVISER..........................................................4
     PURCHASING, SELLING AND EXCHANGING FUND SHARES.......................5
     DIVIDENDS, DISTRIBUTIONS AND TAXES...................................7
     FINANCIAL HIGHLIGHTS.................................................8
     HOW TO OBTAIN MORE INFORMATION ABOUT SEI TAX EXEMPT TRUST...Back Cover

--------------------------------------------------------------------------------
MUNICIPAL SECURITIES

The Fund invests primarily in municipal securities. Municipal securities are bonds and other fixed income securities issued by state and local governments and their agencies (such as housing or hospital authorities) to finance capital expenditures and operations. The obligation to pay principal and interest on municipal securities may be a general obligation of the state or local government, but may be supported only by an agency or a particular source of revenues. Therefore, municipal securities vary in credit quality.

Municipal securities, like other fixed income securities, rise and fall in value in response to economic and market factors, primarily changes in interest rates, and actual or perceived credit quality. Rising interest rates will generally cause municipal securities to decline in value. Longer-term securities respond more sharply to interest rate changes than do shorter-term securities. A municipal security will also lose value if, due to rating downgrades or other factors, there are concerns about the issuers current or future ability to make principal or interest payments. A strategy to invest in investment grade securities reduces but does not eliminate this risk.

Generally, the income from municipal securities is exempt from Federal income taxes, and also may be exempt from certain state or local taxes depending on an investor's state of residence. Even so, income from certain obligations may be subject to Federal alternative minimum taxes.

                                                                    PROSPECTUS 1

                                                                    INTRODUCTION

The Pennsylvania Tax Free Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities like stocks and bonds. Before you invest, you should know a few things about investing in mutual funds.

The Fund has its own investment goal and strategies for reaching that goal. The Fund's assets are managed under the direction of its Adviser. The Adviser invests the Fund's assets in a way it believes will help the Fund achieve its goal. Still, investing in the Fund involves risks, and there is no guarantee that the Fund will achieve its goal. The Adviser makes judgments about the economy, but these judgments may not anticipate actual market movements or the impact of economic conditions on issuers. In fact, no matter how good a job the Adviser does, you could lose money on your investment in the Fund, just as you could with other investments. A Fund share is not a bank deposit, and it is not insured or guaranteed by the FDIC or any government agency.

--------------------------------------------------------------------------------
YEAR 2000 RISKS

Like other mutual funds (and most organizations around the world), the Fund could be affected by computer problems related to the transition to the year 2000. While no one knows if these problems will have any impact on the Fund or on the financial markets in general, the Fund is taking steps to protect investors. These include efforts to ensure that the Fund's own systems are prepared to make the transition to the year 2000, and to determine that the problem will not affect the systems used by the Fund's major service providers. Whether these steps will be effective can only be known for certain in the year 2000. There is additional information on these risks in the Statement of Additional Information.

2 PROSPECTUS

PENNSYLVANIA TAX FREE FUND

INVESTMENT SUMMARY

INVESTMENT GOAL                                     Preserving capital while providing current income
                                                    exempt from Federal and Pennsylvania State
                                                    personal income taxes.
------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                              Very low
------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                       Utilizing an adviser experienced in selecting
                                                    municipal securities, the Fund invests in high
                                                    quality, short-term Pennsylvania municipal money
                                                    market securities.
------------------------------------------------------------------------------------------------------

INVESTMENT STRATEGY

The Pennsylvania Tax Free Fund is a money market fund that invests substantially all (at least 80%) of its assets in municipal money market securities that pay interest that is exempt from Federal and Pennsylvania income taxes. The principal issuers of these securities are state and local governments and agencies located in Pennsylvania, as well as the District of Columbia, Puerto Rico and other U.S. territories and possessions. The Adviser seeks to choose securities with an acceptable maturity, that are marketable and liquid, that offer competitive yields, and that are issued by issuers on a sound financial footing. The Adviser also considers sector allocation and relative valuations in selecting securities for the Fund. The Fund may, to a limited extent, invest in securities subject to the alternative minimum tax or in taxable municipal securities.

The Fund invests in high quality, short-term debt securities, commonly known as money market instruments. These include municipal bonds, notes and tax exempt commercial paper, as well as certain taxable securities and repurchase agreements. The Fund follows strict SEC rules about credit risk, maturity and diversification of its investments.

WHAT ARE THE RISKS OF INVESTING IN PENNSYLVANIA TAX FREE FUND?

There may be economic or political changes that impact the ability of issuers of Pennsylvania municipal securities to repay principal and to make interest payments on securities owned by the Fund. Changes to the financial condition of Pennsylvania municipal issuers also may adversely affect the value of the Fund's securities. For example, financial difficulties of the Commonwealth, its counties, municipalities and school districts that hinder efforts to borrow and lower credit ratings are factors which may affect the Fund. As a result, the Fund will be more susceptible to factors which adversely affect issuers of Pennsylvania obligations than a mutual fund which does not have as great a concentration in Pennsylvania municipal obligations.

The Fund's securities may change in value in response to interest rate changes and other factors. When interest rates are rising, the Fund's securities might decline in value.

Since the Fund often purchases securities supported by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.

An investment in a money market fund is not a bank deposit. Although the Fund, like all money market funds, seeks to keep a constant price per share of $1.00, you may lose money by investing in the Fund.

The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

                                                                    PROSPECTUS 3

                                                      PENNSYLVANIA TAX FREE FUND

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the volatility of an investment in the Pennsylvania Tax Free Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for three years.* Since Class A Shares are invested in the same portfolio of securities, returns for Class B and Class C Shares will be substantially similar to those of the Class A Shares, shown here, and will differ only to the extent that each Class has different expenses.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1995           3.74%
1996           3.26%
1997           3.46%

BEST QUARTER  WORST QUARTER
   0.98%          0.78%
 (6/30/95)      (3/31/97)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S CLASS A TOTAL RETURN FROM 1/1/98 TO 9/30/98 WAS 2.48%.

This table shows the Fund's average annual total returns for Class A Shares for the periods ending December 31, 1997.

                                                  SINCE FUND
                                                  INCEPTION
                                          1 YEAR  (1/24/94)
------------------------------------------------------------
PENNSYLVANIA TAX FREE FUND CLASS A
  SHARES                                   3.46%     3.30%
------------------------------------------------------------

                           Please call 1-800-DIAL-SEI
                      to obtain the Fund's current yield.

--------------------------------------------------------------------------------
FUND FEES AND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services and other costs of doing business. This table describes the highest fees and expenses that you may currently pay if you hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES

                                     CLASS A   CLASS B   CLASS C
Investment Advisory Fees              0.04%     0.04%     0.04%
Distribution and Service (12b-1)
  Fees                                 None      None      None
Other Expenses                        0.64%     0.69%     0.89%
                                     -------   -------   -------
Total Annual Fund Operating
  Expenses                            0.68%*    0.73%*    0.93%*

* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADMINISTRATOR AND THE DISTRIBUTOR ARE EACH WAIVING A PORTION OF THEIR FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THE ADMINISTRATOR AND/OR THE DISTRIBUTOR MAY DISCONTINUE ALL OR PART OF THESE WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS FOLLOWS:

PENNSYLVANIA TAX FREE FUND -- CLASS A                .35%
PENNSYLVANIA TAX FREE FUND -- CLASS B                .65%
PENNSYLVANIA TAX FREE FUND -- CLASS C                .85%

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER" AND "DISTRIBUTION OF FUND SHARES."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
Class A Shares                   $69     $218     $379      $847
Class B Shares                   $75     $233     $406      $906
Class C Shares                   $95     $296     $515     $1,143

4 PROSPECTUS

THE FUND'S OTHER INVESTMENTS

The Fund may invest in other securities, use other strategies and engage in investment practices other than those listed in the Fund Summary, and they are described in detail in the Statement of Additional Information (SAI). Of course, there is no guarantee that the Fund will achieve its investment goal.

The investments and strategies described throughout this prospectus are those that the Fund uses under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and short-term obligations that would not ordinarily be consistent with the Fund's objectives. The Fund will do so only if the Adviser believes that the risk of loss outweighs the opportunity for taxable gains and higher taxable income.

INVESTMENT ADVISER
--------------------------------------------------------------------------------

The Investment Adviser makes investment decisions for the Fund and continuously reviews, supervises and administers its investment program. The Board of Trustees supervises the Adviser and establishes policies that it must follow in its management activities.

Weiss, Peck & Greer, L.L.C., serves as the Adviser to the Pennsylvania Tax Free Fund. As of August 31, 1998, Weiss, Peck & Greer, L.L.C. had approximately $15 billion in assets under management. For the fiscal year ended August 31, 1998, Weiss Peck received advisory fees of:

PENNSYLVANIA TAX FREE FUND........................   .04%

Janet Fiorenza is a portfolio manager at Weiss, Peck & Greer, L.L.C. Ms. Fiorenza has been with Weiss, Peck & Greer, L.L.C. since 1988, and with its predecessor since 1980. She has more than 18 years of investment experience.

                                                                    PROSPECTUS 5

                                  PURCHASING, SELLING AND EXCHANGING FUND SHARES

HOW TO PURCHASE FUND SHARES
You may purchase shares on any day that the New York Stock Exchange is open for business (a Business Day). The Fund offers Class A, B and C Shares only to financial institutions and intermediaries for their own or their customers' accounts.
Financial institutions and intermediaries may purchase Class A, B or C Shares by placing orders with the Fund's Transfer Agent (or its authorized agent). Institutions and intermediaries that use certain SEI proprietary systems may place orders electronically through those systems.

Certain investors who deal directly with a financial institution or financial intermediary will have to follow the institution's or intermediary's procedures for transacting with the Fund. If you purchase, sell or exchange Fund shares through a financial institution or intermediary (rather than directly from the Fund), you may have to transmit your purchase, sale and exchange requests to your financial institution or intermediary at an earlier time for your transaction to become effective that day. This allows the financial institution or intermediary time to process your request and transmit it to us. For more information about how to purchase, sell or exchange Fund shares through your financial institution or intermediary, you should contact your financial institution or intermediary directly.

You may purchase shares through financial intermediaries or other financial institutions that have executed dealer agreements. You cannot purchase money market fund shares by Federal Reserve wire or on Federal holidays on which wire transfers are restricted. The Fund may reject any purchase order if it determines that accepting the order would not be in the best interests of the Fund or its shareholders.

The price per share (the offering price) will be the net asset value per share
(NAV) next determined after the Fund receives your purchase order. NAV for one Fund share is the value of that share's portion of all of the assets in the Fund. The Pennsylvania Tax Free Fund calculates its NAV at 2:00 p.m., Eastern time. If you want to receive the current Business Day's NAV, generally the Fund must receive your purchase order before the time that NAV is determined (usually 2:00 p.m. Eastern time).

HOW THE FUND CALCULATES NAV
The Fund values its securities by utilizing the amortized cost valuation method (as described in the SAI). If amortized cost is unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees. The Fund expects its money market fund's NAV to remain constant at $1.00 per share, although there is no guarantee that the Fund can accomplish this.

SELLING FUND SHARES

HOW TO SELL YOUR FUND SHARES
You may sell (sometimes called "redeem") your shares on any Business Day by contacting the Fund directly by mail or telephone. You may also sell your shares by contacting your financial institution or intermediary by mail or telephone. If you would like to sell your shares, please notify the Fund in writing and include a signature guarantee (a notarized signature is not sufficient). Generally, the Fund must receive your redemption request before the time that NAV is determined (usually 2:00 p.m. Eastern time). The sale price of each share will be the next NAV determined after the Fund receives your request.

TELEPHONE TRANSACTIONS
Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. Although we have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Fund is not responsible for any losses or costs incurred by following telephone instructions the Fund reasonably believes to be genuine. If you or your financial institution or intermediary transact with the Fund over the telephone, you will generally bear the risk of any loss.

6 PROSPECTUS

PURCHASING, SELLING AND EXCHANGING FUND SHARES

RECEIVING YOUR MONEY
Normally, the Fund will send your sale proceeds within five Business Days after it receives your request. Your proceeds can be wired to a bank account or sent to you by check. IF YOU RECENTLY PURCHASED YOUR SHARES BY CHECK OR THROUGH ACH, REDEMPTION PROCEEDS MAY NOT BE AVAILABLE UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 BUSINESS DAYS).

REDEMPTIONS IN KIND
The Fund generally pays sale proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders) the Fund might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES
The Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons. More information about this is in the SAI.

EXCHANGING FUND SHARES

HOW TO EXCHANGE YOUR SHARES
You may exchange your Class A, B or C Shares of the Fund for shares of the same Class of any other Fund on any Business Day by contacting the Fund directly by mail or telephone. You may also exchange shares through your financial institution by mail or telephone. IF YOU RECENTLY PURCHASED SHARES BY CHECK OR THROUGH ACH, YOU MAY NOT BE ABLE TO EXCHANGE YOUR SHARES UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 BUSINESS DAYS). This exchange privilege may be changed or canceled at any time upon 60 days' notice. When you exchange shares, you are really selling your shares and buying other Fund shares. So, your sale price and purchase price will be based on the NAV next calculated after the Fund receives your exchange request.

DISTRIBUTION OF FUND SHARES
SEI Investments Distribution Co. (SIDCo.) is the distributor of the shares of the Fund. SIDCo. receives no compensation for distributing the Fund's Class A, B and C Shares.

For Class A, B and C Shares, shareholder servicing fees, as a percentage of average daily net assets, may be up to .25%.

For Class B and Class C Shares, administrative service fees, as a percentage of average daily net assets, may be up to .05% and .25%, respectively.

                                                                    PROSPECTUS 7

                                              DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS

The Fund distributes its income monthly. The Fund makes distributions of capital gains, if any, at least annually.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Fund receives your written notice. To cancel your election, simply send the Fund written notice.

TAXES

PLEASE CONSULT YOUR TAX ADVISER REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below we have summarized some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.

The Fund will distribute substantially all of its income and capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Capital gains distributions may be taxable at different rates depending on the length of time the Fund holds its portfolio securities. EACH SALE OR EXCHANGE OF FUND SHARES IS A TAXABLE EVENT.

The Fund intends to distribute federally tax-exempt income. The Fund may invest a portion of its assets in securities that generate taxable income for federal or state income taxes. Income exempt from federal tax may be subject to state and local taxes. Any capital gains distributed by the Fund may be taxable.

The Fund is not liable for any income or franchise taxes in the Commonwealth of Massachusetts as long as it qualifies as a regulated investment company under Federal tax law.

MORE INFORMATION ABOUT TAXES IS IN THE FUND'S STATEMENT OF ADDITIONAL
INFORMATION.

8 PROSPECTUS

FINANCIAL HIGHLIGHTS

The table that follows presents performance information about Class A, B and C Shares of the Fund. This information is intended to help you understand the Fund's financial performance for the past five years, or, if shorter, the period of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned [or lost] on an investment in a Fund, assuming you reinvested all of your dividends and distributions.

This information has been audited by Arthur Andersen LLP, independent public accountants. Their report, along with the Fund's financial statements, appears in the annual report that accompanies the Statement of Additional Information. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-DIAL-SEI.

CLASS A

                            1998     1997     1996     1995    1994(6)
                           -------  -------  -------  -------  -------
Net Asset Value,
  Beginning of Period....  $  1.00  $  1.00  $  1.00  $  1.00  $  1.00

INVESTMENT ACTIVITIES
Net Investment Income....    0.034    0.033    0.034    0.035    0.014

DISTRIBUTIONS
Net Investment Income....   (0.034)  (0.033)  (0.034)  (0.035)  (0.014)
Net Realized Gain........       --       --       --       --       --
                           -------  -------  -------  -------  -------
Total Distributions......   (0.034)  (0.033)  (0.034)  (0.035)  (0.014)
                           -------  -------  -------  -------  -------
Net Realized and
  Unrealized Gain (Loss)
  on Investments and
  Capital Transactions...       --       --       --       --       --
                           -------  -------  -------  -------  -------
Net Asset Value, End of
  Period.................  $  1.00  $  1.00  $  1.00  $  1.00  $  1.00
                           -------  -------  -------  -------  -------
TOTAL RETURN.............     3.41%    3.39%    3.40%    3.60%    2.37%*
                           -------  -------  -------  -------  -------
Net Assets, End of Period
  (000)..................  $50,068  $49,563  $42,971  $26,058  $18,712
                           -------  -------  -------  -------  -------
                           -------  -------  -------  -------  -------
Ratio of Expenses to
  Average Net Assets.....     0.35%    0.35%    0.35%    0.35%    0.35%*
Ratio of Expenses to
  Average Net Assets
  Excluding Fee
  Waivers................     0.68%    0.71%    0.49%    0.51%    0.65%*
Ratio of Net Investment
  Income to Average Net
  Assets.................     3.36%    3.33%    3.33%    3.54%    2.37%*
Ratio of Net Investment
  Income to Average Net
  Assets
  Excluding Fee
  Waivers................     3.03%    2.97%    3.19%    3.38%    2.07%*
Portfolio Turnover
  Rate...................       --       --       --       --       --

-------------

*    Annualized.
(6) The Pennsylvania Tax Free Fund -- Class A commenced operations on January 21, 1994.

SEI
  INVESTMENT

  THE ART OF PEOPLE. THE SCIENCE OF RESULTS.






More information about the Fund is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI dated December 31, 1998, includes more detailed information about SEI Tax Exempt Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

These reports typically list the Fund's holdings and contain information from the Fund's managers about fund strategies and market conditions and trends. The reports also contain detailed financial information about the Fund.

TO OBTAIN MORE INFORMATION:

By Telephone:    CALL 1-8OO-DIAL-SEI

By Mail:         Write to the Fund at:
                 One Freedom Valley Drive
                 Oaks, PA 19456

By Internet:     http://www.seic.com

From the SEC: You can obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about the SEI Tax Exempt Trust, from the SEC's website (http://www.sec.gov). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information call 1-800-SEC-0330). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-6009.

The Trust's Investment Company Act registration number is 811-3447.

CMS-F-009-08



SEI
  INVESTMENT


          PROSPECTUS AS OF DECEMBER 31, 1998


PENNSYLVANIA

                        [PHOTO]

     ---------------------
     PENNSYLVANIA TAX FREE
     FUND




THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED ANY FUND SHARES OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. IT IS A CRIME FOR ANYONE TO TELL YOU OTHERWISE.

    SEI Tax
    Exempt Trust
HOW TO READ THIS PROSPECTUS
------------------------------------------------------------------------

SEI Tax Exempt Trust is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies, and are designed primarily for institutional investors. This prospectus gives you important information about Class A and B Shares of the Institutional Tax Free Fund that you should know before investing. Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information. On the next page, there is some general information you should know about the Fund. For more detailed information about the Fund, please see:

     INSTITUTIONAL TAX FREE FUND..........................................2
     THE FUND'S OTHER INVESTMENTS.........................................4
     THE ADVISER..........................................................4
     PURCHASING, SELLING AND EXCHANGING FUND SHARES.......................5
     DIVIDENDS, DISTRIBUTIONS AND TAXES...................................7
     FINANCIAL HIGHLIGHTS.................................................8
     HOW TO OBTAIN MORE INFORMATION ABOUT SEI TAX EXEMPT TRUST...Back Cover

--------------------------------------------------------------------------------
MUNICIPAL SECURITIES

The Fund invests primarily in municipal securities. Municipal securities are bonds and other fixed income securities issued by state and local governments and their agencies (such as housing or hospital authorities) to finance capital expenditures and operations. The obligation to pay principal and interest on municipal securities may be a general obligation of the state or local government, but may be supported only by an agency or a particular source of revenues. Therefore, municipal securities vary in credit quality.

Municipal securities, like other fixed income securities, rise and fall in value in response to economic and market factors, primarily changes in interest rates, and actual or perceived credit quality. Rising interest rates will generally cause municipal securities to decline in value. Longer-term securities respond more sharply to interest rate changes than do shorter-term securities. A municipal security will also lose value if, due to rating downgrades or other factors, there are concerns about the issuers current or future ability to make principal or interest payments. A strategy to invest in investment grade securities reduces but does not eliminate this risk.

Generally, the income from municipal securities is exempt from Federal income taxes, and also may be exempt from certain state or local taxes depending on an investor's state of residence. Even so, income from certain obligations may be subject to Federal alternative minimum taxes.

                                                                    PROSPECTUS 1

                                                                    INTRODUCTION

The Institutional Tax Free Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities like stocks and bonds. Before you invest, you should know a few things about investing in mutual funds.

The Fund has its own investment goal and strategies for reaching that goal. The Fund's assets are managed under the direction of its Adviser. The Adviser invests the Fund's assets in a way it believes will help the Fund achieve its goal. Still, investing in the Fund involves risks, and there is no guarantee that the Fund will achieve its goal. The Adviser makes judgments about the economy, but these judgments may not anticipate actual market movements or the impact of economic conditions on issuers. In fact, no matter how good a job the Adviser does, you could lose money on your investment in the Fund, just as you could with other investments. A Fund share is not a bank deposit, and it is not insured or guaranteed by the FDIC or any government agency.

--------------------------------------------------------------------------------
YEAR 2000 RISKS

Like other mutual funds (and most organizations around the world), the Fund could be affected by computer problems related to the transition to the year 2000. While no one knows if these problems will have any impact on the Fund or on the financial markets in general, the Fund is taking steps to protect investors. These include efforts to ensure that the Fund's own systems are prepared to make the transition to the year 2000, and to determine that the problem will not affect the systems used by the Fund's major service providers. Whether these steps will be effective can only be known for certain in the year 2000. There is additional information on these risks in the Statement of Additional Information.

2 PROSPECTUS

INSTITUTIONAL TAX FREE FUND

INVESTMENT SUMMARY

INVESTMENT GOAL                                     Preserving principal and maintaining liquidity
                                                    while providing current income exempt from Federal
                                                    income taxes.
------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                              Very low
------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                       Utilizing an adviser experienced in selecting
                                                    municipal securities, the Fund invests in high
                                                    quality, short-term tax-exempt money market
                                                    securities.

--------------------------------------------------------------------------------

INVESTMENT STRATEGY

The Institutional Tax Free Fund is a money market fund that invests substantially all (at least 80%) of its assets in municipal money market securities that pay interest that is exempt from Federal income taxes. The issuers of these securities are state and local government agencies located in all fifty states, the District of Columbia, Puerto Rico and other U.S. territories and possessions. The Adviser seeks to choose securities with an acceptable maturity, that are marketable and liquid, that offer competitive yields, and that are issued by issuers on a sound financial footing. The Adviser also considers sector allocation and relative valuations in selecting securities for the Fund. The Fund may, to a limited extent, invest in securities subject to the alternative minimum tax or in taxable municipal securities.

The Fund invests in high quality, short-term debt securities, commonly known as money market instruments. These include municipal bonds, notes and tax exempt commercial paper, as well as certain taxable securities and repurchase agreements. The Fund follows strict SEC rules about credit risk, maturity and diversification of its investments.

WHAT ARE THE RISKS OF INVESTING IN THE INSTITUTIONAL TAX FREE FUND?

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on securities owned by the Fund. Changes to the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's securities. The Fund's securities may change in value in response to changes in interest rates and other factors. When interest rates are rising, the Fund's securities might decline in value.

Since the Fund often purchases securities supported by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.

An investment in a money market fund is not a bank deposit. Although the Fund, like all money market funds, seeks to keep a constant price per share of $1.00, you may lose money by investing in the Fund.

                                                                    PROSPECTUS 3

                                                     INSTITUTIONAL TAX FREE FUND

PERFORMANCE INFORMATION
The bar chart and the performance table below illustrate the volatility of an investment in the Institutional Tax Free Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for seven years.* Since Class A Shares are invested in the same portfolio of securities, returns for Class B Shares will be substantially similar to those of the Class A shares, shown here, and will differ only to the extent that each Class has different expenses.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1988           4.94%
1989           6.12%
1990           5.89%
1991           4.68%
1992           3.09%
1993           2.48%
1994           2.81%
1995           3.83%
1996           3.39%
1997           3.51%

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S CLASS A TOTAL RETURN FROM 1/1/98 TO 9/30/98 WAS 2.51%.

BEST QUARTER  WORST QUARTER
   1.63%          0.57%
 (6/30/89)      (3/31/94)

This table shows the Fund's average annual total returns for the periods ending December 31, 1997.

                                                              SINCE
                                                              FUND
                                                            INCEPTION
                                1 YEAR  5 YEARS  10 YEARS   (11/3/82)
---------------------------------------------------------------------
INSTITUTIONAL TAX
  FREE FUND
  CLASS A SHARES                 3.51%    3.20%     4.07%      4.28%
---------------------------------------------------------------------

                           Please call 1-800-DIAL-SEI
                      to obtain the Fund's current yield.

--------------------------------------------------------------------------------
FUND FEES AND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services and other costs of doing business. This table describes the highest fees and expenses that you may currently pay if you hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES

                                          CLASS A   CLASS B
Investment Advisory Fees                    0.04%    0.04%
Distribution and Service (12b-1) Fees        None     None
Other Expenses                              0.64%    0.69%
                                          -------   -------
Total Annual Fund Operating Expenses        0.68%*   0.73%*

* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADMINISTRATOR AND THE DISTRIBUTOR ARE EACH WAIVING A PORTION OF THEIR FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THE ADMINISTRATOR AND/OR THE DISTRIBUTOR MAY DISCONTINUE ALL OR PART OF THESE WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS FOLLOWS:

    INSTITUTIONAL TAX FREE FUND--CLASS A             .33%
    INSTITUTIONAL TAX FREE FUND--CLASS B             .63%

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER" AND "DISTRIBUTION OF FUND SHARES."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
Class A Shares                   $69     $218     $379      $847
Class B Shares                   $75     $233     $406      $906

4 PROSPECTUS

THE FUND'S OTHER INVESTMENTS

The Fund may invest in other securities, use other strategies and engage in investment practices other than those listed in the Fund Summary, and they are described in detail in the Statement of Additional Information (SAI). Of course, there is no guarantee that the Fund will achieve its investment goal.

The investments and strategies described throughout this prospectus are those that the Fund uses under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and short-term obligations that would not ordinarily be consistent with the Fund's objectives. The Fund will do so only if the Adviser believes that the risk of loss outweighs the opportunity for taxable gains and higher taxable income.

INVESTMENT ADVISER
--------------------------------------------------------------------------------

The Investment Adviser makes investment decisions for the Fund and continuously reviews, supervises and administers its investment program. The Board of Trustees supervises the Adviser and establishes policies that it must follow in its management activities.

Weiss, Peck & Greer, L.L.C., serves as the Adviser to the Institutional Tax Free Fund. As of August 31, 1998, Weiss, Peck & Greer, L.L.C. had approximately $15 billion in assets under management. For the fiscal year ended August 31, 1998, Weiss Peck received advisory fees of:

INSTITUTIONAL TAX FREE FUND.......................   .04%

WEISS, PECK & GREER, L.L.C.: Janet Fiorenza is a portfolio manager at Weiss, Peck & Greer, L.L.C. Ms. Fiorenza has been with Weiss, Peck & Greer, L.L.C. since 1988, and with its predecessor since 1980. She manages the California Tax Exempt, Tax Free, Pennsylvania Tax Free, Institutional Tax Free and Ohio Tax Free Funds. She has more than 18 years of investment experience.

                                                                    PROSPECTUS 5

                                  PURCHASING, SELLING AND EXCHANGING FUND SHARES

HOW TO PURCHASE FUND SHARES
You may purchase shares on any day that the New York Stock Exchange is open for business (a Business Day). The Fund offers Class A and B Shares only to financial institutions and financial intermediaries for their own or their customers' accounts.

Financial institutions and intermediaries may purchase Class A and B Shares by placing orders with the Fund's Transfer Agent (or its authorized agent). Institutions and intermediaries that use certain SEI proprietary systems may place orders electronically through those systems.

Certain investors who deal directly with a financial institution or financial intermediary will have to follow the institution's or intermediary's procedures for transacting with the Fund. If you purchase, sell or exchange Fund shares through a financial institution or intermediary (rather than directly from the Fund), you may have to transmit your purchase, sale and exchange requests to your financial institution or intermediary at an earlier time for your transaction to become effective that day. This allows the financial institution or intermediary time to process your request and transmit it to the Fund. For more information about how to purchase, sell or exchange Fund shares through your financial institution or intermediary, you should contact your financial institution or intermediary directly.

You may purchase shares through financial intermediaries, or other financial institutions that have executed dealer agreements. You cannot purchase Fund shares by Federal Reserve wire or on Federal holidays on which wire transfers are restricted. The Fund may reject any purchase order if it determines that accepting the order would not be in the best interests of the Fund or its shareholders.

The price per share (the offering price) will be the net asset value per share
(NAV) next determined after the Fund receives your purchase order. NAV for one Fund share is the value of that share's portion of all of the assets in the Fund. The Fund calculates its NAV at 3:00 p.m., Eastern time. If you want to receive the current Business Day's NAV, generally the Fund must receive your purchase order before the time that NAV is determined (usually 3:00 p.m. Eastern time).

HOW THE FUND CALCULATES NAV
The Fund values its securities by utilizing the amortized cost valuation method (as described in the SAI). If amortized cost is unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees. The Fund expects each its NAV to remain constant at $1.00 per share, although there is no guarantee that the Fund can accomplish this.

SELLING FUND SHARES

HOW TO SELL YOUR FUND SHARES
You may sell (sometimes called "redeem") your shares on any Business Day by contacting the Fund directly by mail or telephone. You may also sell your shares by contacting your financial institution or intermediary by mail or telephone. If you would like to sell your shares, please notify the Fund in writing and include a signature guarantee (a notarized signature is not sufficient). Generally, the Fund must receive your redemption request before 1:30 p.m. Eastern time. The sale price of each share will be the next NAV determined after the Fund receives your request.

TELEPHONE TRANSACTIONS
Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. Although we have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Fund is not responsible for any losses or costs incurred by following telephone instructions the Fund reasonably believes to be genuine. If you or your financial institution transact with the Fund over the telephone, you will generally bear the risk of any loss.

6 PROSPECTUS

PURCHASING, SELLING AND EXCHANGING FUND SHARES

RECEIVING YOUR MONEY
Normally, the Fund will send your sale proceeds within five Business Days after they receive your request. Your proceeds can be wired to a bank account or sent to you by check. IF YOU RECENTLY PURCHASED YOUR SHARES BY CHECK OR THROUGH ACH, REDEMPTION PROCEEDS MAY NOT BE AVAILABLE UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 BUSINESS DAYS).

REDEMPTIONS IN KIND
The Fund generally pays sale proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders) the Fund might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

INVOLUNTARY SALES OF YOUR SHARES
If your account balance drops below the required minimum, $45 million for Class A and B Shares of the Institutional Tax Free Fund, you may be required to sell your shares. You will always be given at least 60 days' written notice to give you time to add to your account and avoid selling your shares.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES
The Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons. More information about this is in the SAI.

EXCHANGING FUND SHARES

HOW TO EXCHANGE YOUR SHARES
You may exchange your Class A and B Shares of the Fund for shares of the same Class of any other Fund on any Business Day by contacting the Fund directly by mail or telephone. You may also exchange shares through your financial institution by mail or telephone. IF YOU RECENTLY PURCHASED SHARES BY CHECK OR THROUGH ACH, YOU MAY NOT BE ABLE TO EXCHANGE YOUR SHARES UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 BUSINESS DAYS). This exchange privilege may be changed or canceled at any time upon 60 days' notice. When you exchange shares, you are really selling your shares and buying other Fund shares. So, your sale price and purchase price will be based on the NAV next calculated after the Fund receives your exchange request.

DISTRIBUTION OF FUND SHARES

SEI Investments Distribution Co. (SIDCo.) is the distributor of the shares of the Fund. SIDCo. receives no compensation for distributing the Fund's Class A and B Shares.

For Class A and B Shares, shareholder servicing fees, as a percentage of average daily net assets, may be up to .25%.

For Class B Shares, administrative servicing fees, as a percentage of average daily net assets, may be up to .05%.

                                                                    PROSPECTUS 7

                                              DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS

The Fund distributes its income monthly. The Fund makes distributions of capital gains, if any, at least annually.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Fund receives your written notice. To cancel your election, simply send the Fund written notice.

TAXES

PLEASE CONSULT YOUR TAX ADVISER REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below we have summarized some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.

The Fund will distribute substantially all of its income and capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Capital gains distributions may be taxable at different rates depending on the length of time the Fund holds its portfolio securities. EACH SALE OR EXCHANGE OF FUND SHARES IS A TAXABLE EVENT.

The Fund intends to distribute federally tax-exempt income. The Fund may invest a portion of its assets in securities that generate taxable income for federal or state income taxes. Income exempt from federal tax may be subject to state and local taxes. Any capital gains distributed by the Fund may be taxable.

The Fund is not liable for any income or franchise taxes in the Commonwealth of Massachusetts as long as it qualifies as a regulated investment company under Federal tax law.

MORE INFORMATION ABOUT TAXES IS IN THE FUND'S STATEMENT OF ADDITIONAL
INFORMATION.

8 PROSPECTUS

FINANCIAL HIGHLIGHTS

The tables that follow present performance information about Class A and B Shares of the Fund. This information is intended to help you understand the Fund's financial performance for the past five years, or, if shorter, the period of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the tables represent the rate that you would have earned [or lost] on an investment in a Fund, assuming you reinvested all of your dividends and distributions.

This information has been audited by Arthur Andersen LLP, independent public accountants. Their report, along with the Fund's financial statements, appears in the annual report that accompanies the Statement of Additional Information. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-DIAL-SEI.

INSTITUTIONAL TAX-FREE FUND -- CLASS A

                             1998      1997      1996      1995      1994
                           --------  --------  --------  --------  --------
Net Asset Value,
  Beginning of Period....  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00

INVESTMENT ACTIVITIES
Net Investment Income....     0.034     0.034     0.035     0.036     0.025

DISTRIBUTIONS
Net Investment Income....    (0.034)   (0.034)   (0.035)   (0.036)   (0.025)
Net Realized Gain........        --        --        --        --        --
                           --------  --------  --------  --------  --------
Total Distributions......    (0.034)   (0.034)   (0.035)   (0.036)   (0.025)
                           --------  --------  --------  --------  --------
Net Realized and
  Unrealized Gain (Loss)
  on Investments and
  Capital Transactions...        --        --        --        --        --
                           --------  --------  --------  --------  --------
Net Asset Value, End of
  Period.................  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00
                           --------  --------  --------  --------  --------
TOTAL RETURN.............      3.46%     3.44%     3.52%     3.70%     2.51%
                           --------  --------  --------  --------  --------
Net Assets, End of Period
  (000)..................  $813,261  $999,946  $835,388  $788,877  $835,516
                           --------  --------  --------  --------  --------
                           --------  --------  --------  --------  --------
Ratio of Expenses to
  Average Net Assets.....      0.33%     0.33%     0.33%     0.33%     0.33%
Ratio of Expenses to
  Average Net Assets
  Excluding Fee Waivers..      0.68%     0.69%     0.49%     0.52%     0.50%
Ratio of Net Investment
  Income to Average Net
  Assets.................      3.39%     3.39%     3.46%     3.64%     2.48%
Ratio of Net Investment
  Income to Average Net
  Assets Excluding Fee
  Waivers................      3.04%     3.03%     3.30%     3.45%     2.31%
Portfolio Turnover
  Rate...................        --        --        --        --        --

                                                                    PROSPECTUS 9

                                                            FINANCIAL HIGHLIGHTS

This information has been audited by Arthur Andersen LLP, independent public accountants. Their report, along with the Fund's financial statements, appears in the annual report that accompanies the Statement of Additional Information. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-DIAL-SEI.

INSTITUTIONAL TAX FREE FUND -- CLASS B

                            1998     1997     1996     1995     1994
                           -------  -------  -------  -------  -------
Net Asset Value,
  Beginning of Period....  $  1.00  $  1.00  $  1.00  $  1.00  $  1.00

INVESTMENT ACTIVITIES
Net Investment Income....    0.031    0.031    0.032    0.033    0.022

DISTRIBUTIONS
Net Investment Income....   (0.031)  (0.031)  (0.032)  (0.033)  (0.022)
Net Realized Gain........       --       --       --       --       --
                           -------  -------  -------  -------  -------
Total Distributions......   (0.031)  (0.031)  (0.032)  (0.033)  (0.022)
                           -------  -------  -------  -------  -------
Net Realized and
  Unrealized Gain (Loss)
  on Investments and
  Capital Transactions...       --       --       --       --       --
                           -------  -------  -------  -------  -------
Net Asset Value, End of
  Period.................  $  1.00  $  1.00  $  1.00  $  1.00  $  1.00
                           -------  -------  -------  -------  -------
TOTAL RETURN.............     3.15%    3.13%    3.21%    3.39%    2.21%
                           -------  -------  -------  -------  -------
Net Assets, End of Period
  (000)..................  $95,004  $34,783  $14,156  $15,084  $21,725
                           -------  -------  -------  -------  -------
                           -------  -------  -------  -------  -------
Ratio of Expenses to
  Average Net Assets.....     0.63%    0.63%    0.63%    0.63%    0.63%
Ratio of Expenses to
  Average Net Assets
  Excluding Fee
  Waivers................     0.73%    0.73%    0.80%    0.82%    0.81%
Ratio of Net Investment
  Income to Average Net
  Assets.................     3.06%    3.10%    3.16%    3.32%    2.31%
Ratio of Net Investment
  Income to Average Net
  Assets Excluding Fee
  Waivers................     2.96%    3.00%    2.99%    3.13%    2.13%
Portfolio Turnover
  Rate...................       --       --       --       --       --

SEI
  INVESTMENTS

  THE ART OF PEOPLE. THE SCIENCE OF RESULTS.




More information about the Fund is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI dated December 31, 1998, includes more detailed information about SEI Tax Exempt Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

These reports typically list the Fund's holdings and contain information from the Fund's managers about fund strategies and market conditions and trends. The reports also contain detailed financial information about the Fund.

TO OBTAIN MORE INFORMATION:

By Telephone:     Call 1-8OO-DIAL-SEI

By Mail:          Write to the Fund at:
                  One Freedom Valley Drive
                  Oaks, PA 19456

By Internet:      http://www.seic.com

From the SEC: You can obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about the SEI Tax Exempt Trust, from the SEC's website (http://www.sec.gov). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information call 1-800-SEC-0330). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-6009.

The Trust's Investment Company Act registration number is 811-3447.

CMS-F-004-04

SEI
  INVESTMENTS




          PROSPECTUS AS OF DECEMBER 31, 1998

MONEY
  MARKET

                      [PHOTO]

     -----------------
     INSTITUTIONAL
     TAX FREE FUND

     CLASS A&B




THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED ANY FUND SHARES OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. IT IS A CRIME FOR ANYONE TO TELL YOU OTHERWISE.

    SEI Tax
    Exempt Trust
HOW TO READ THIS PROSPECTUS
------------------------------------------------------------------------

SEI Tax Exempt Trust is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies, and are designed primarily for institutional investors. This prospectus gives you important information about Class A Shares of the Funds that you should know before investing. Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information. On the next page, there is some general information you should know about the Funds. For more detailed information about the Funds, please see:

     INTERMEDIATE-TERM MUNICIPAL FUND.....................................2
     CALIFORNIA MUNICIPAL BOND FUND.......................................4
     MASSACHUSETTS MUNICIPAL BOND FUND....................................6
     NEW JERSEY MUNICIPAL BOND FUND.......................................8
     NEW YORK MUNICIPAL BOND FUND........................................10
     PENNSYLVANIA MUNICIPAL BOND FUND....................................12
     THE FUNDS' OTHER INVESTMENTS........................................14
     THE ADVISERS AND SUB-ADVISERS.......................................14
     PURCHASING, SELLING AND EXCHANGING FUND SHARES......................16
     DIVIDENDS, DISTRIBUTIONS AND TAXES..................................17
     FINANCIAL HIGHLIGHTS................................................19
     HOW TO OBTAIN MORE INFORMATION ABOUT SEI TAX EXEMPT TRUST...Back Cover

--------------------------------------------------------------------------------
MUNICIPAL SECURITIES

Each of the Funds invests primarily in municipal securities. Municipal securities are bonds and other fixed income securities issued by state and local governments and their agencies (such as housing or hospital authorities) to finance capital expenditures and operations. The obligation to pay principal and interest on municipal securities may be a general obligation of the state or local government, but may be supported only by an agency or a particular source of revenues. Therefore, municipal securities vary in credit quality.

Municipal securities, like other fixed income securities, rise and fall in value in response to economic and market factors, primarily changes in interest rates, and actual or perceived credit quality. Rising interest rates will generally cause municipal securities to decline in value. Longer-term securities respond more sharply to interest rate changes than do shorter-term securities. A municipal security will also lose value if, due to rating downgrades or other factors, there are concerns about the issuers current or future ability to make principal or interest payments. A strategy to invest in investment grade securities reduces but does not eliminate this risk.

Generally, the income from municipal securities is exempt from Federal income taxes, and also may be exempt from certain state or local taxes depending on an investor's state of residence. Even so, income from certain obligations may be subject to Federal alternative minimum taxes.

                                                                    PROSPECTUS 1

                                    INTRODUCTION-INFORMATION COMMON TO ALL FUNDS

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities like stocks and bonds. Before you invest, you should know a few things about investing in mutual funds.

Each Fund has its own investment goal and strategies for reaching that goal. Each Fund's assets are managed under the direction of its Adviser. For certain Funds, SEI Investments Management Corporation (SIMC) and a specialist Sub-Adviser manage the Funds' assets. SIMC acts as "manager of managers" for these Funds, and attempts to ensure that the Sub-Advisers comply with the Funds' investment policies and guidelines. SIMC also recommends the appointment of additional or replacement Sub-Advisers to the Funds' Board. Still, investing in a Fund involves risks, and there is no guarantee that a Fund will achieve its goal. SIMC and the Advisers and Sub-Advisers (the "Advisers") make judgments about the economy, but these judgments may not anticipate actual market movements or the impact of economic conditions on issuers. In fact, no matter how good a job the Advisers do, you could lose money on your investment in a Fund, just as you could with other investments. A Fund share is not a bank deposit, and it is not insured or guaranteed by the FDIC or any government agency.

The value of your investment in the Funds is based on the market value (or price) of the securities the Funds hold. These prices change daily due to economic and other events that affect the securities markets generally, as well as those that affect particular companies or governments. These price movements, sometimes called volatility, will vary depending on the types of securities a Fund owns and the markets in which they trade. The effect on a Fund's share price of a change in the value of a single security will depend on how widely the Fund's holdings are diversified.

--------------------------------------------------------------------------------
YEAR 2000 RISKS

Like other mutual funds (and most organizations around the world), the Funds could be affected by computer problems related to the transition to the year 2000. While no one knows if these problems will have any impact on the Funds or on the financial markets in general, the Funds are taking steps to protect investors. These include efforts to ensure that the Funds' own systems are prepared to make the transition to the year 2000, and to determine that the problem will not affect the systems used by the Funds' major service providers. Whether these steps will be effective can only be known for certain in the year 2000. There is additional information on these risks in the Statement of Additional Information.

2 PROSPECTUS

INTERMEDIATE-TERM MUNICIPAL FUND

FUND SUMMARY

INVESTMENT GOAL                                     The highest level of income exempt from Federal
                                                    income taxes consistent with the preservation of
                                                    capital.
------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                              Medium.
------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                       Utilizing a sub-adviser experienced in selecting
                                                    municipal securities, the Fund invests in
                                                    investment grade municipal securities.

--------------------------------------------------------------------------------

INVESTMENT STRATEGY

The Intermediate-Term Municipal Fund invests substantially all (at least 80%) of its assets in investment grade municipal securities that generate income exempt from federal income taxes. The issuers of these securities are state and local governments and agencies located in all fifty states, the District of Columbia, Puerto Rico and other U.S. territories and possessions. The Fund utilizes a specialist Sub-Adviser to manage the Fund's portfolio under the general supervision of SIMC. The Sub-Adviser selects securities based on the Sub-Adviser's view on the future direction of interest rates and the shape of the yield curve, as well as its vies on credit quality and sector allocation issues. Where possible, the Sub-Adviser will attempt to acquire securities that are underpriced relative to OTHER ELIGIBLE SECURITIES. The Sub-Adviser will strive to maintain an average weighted portfolio maturity of three to ten years. The Fund may, to a limited extent, invest in securities subject to the alternative minimum tax, or in taxable municipal securities.

WHAT ARE THE RISKS OF INVESTING IN THE INTERMEDIATE-TERM MUNICIPAL FUND?

The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower rated securities is even tgreater than that of higher rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk. In addition, the Fund is subject to the risk that its market segment, tax-exempt fixed income securities, may underperform other fixed income market segments or the fixed income markets as a whole.

Also, there may be economic or political changes that impact the ability of issuers of municipal securities to repay principal and to make interest payments on securities owned by the Fund. Changes in the financial condition or credit ratings of municipal issuers also may adversely affect the value of the Fund's securities.

                                                                    PROSPECTUS 3

                                                INTERMEDIATE-TERM MUNICIPAL FUND

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the volatility of an investment in the Intermediate-Term Municipal Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's CLASS A SHARES from year to year for eight years.*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1991           6.86%
1992           8.65%
1993           7.30%
1994           8.79%
1995          -3.05%
1996          12.70%
1997           3.94%
1998           7.76%

BEST QUARTER  WORST QUARTER
   4.81%         -4.18%
 (3/31/95)      (3/31/94)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/98 TO 9/30/98 WAS 5.04%.

This table compares the Fund's average annual total returns for the periods ending December 31, 1997, to those of the Lehman Brothers 5-Year G.O. Index.

                                                        SINCE
                                                        FUND
                                                      INCEPTION
                                     1 YEAR  5 YEARS  (9/5/89)
---------------------------------------------------------------
INTERMEDIATE-TERM MUNICIPAL FUND
  CLASS A SHARES                      7.76%    5.89%     6.50%
---------------------------------------------------------------
LEHMAN BROTHERS 5-YEAR G.O. INDEX*    6.48%    5.89%     7.08%**
---------------------------------------------------------------

* AN INDEX MEASURES THE MARKET PRICES OF A SPECIFIC GROUP OF SECURITIES IN A PARTICULAR MARKET OR SECURITIES IN A MARKET SECTOR. YOU CANNOT INVEST DIRECTLY IN AN INDEX. UNLIKE A MUTUAL FUND, AN INDEX DOES NOT HAVE AN INVESTMENT ADVISOR AND DOES NOT PAY ANY COMMISSION OR IF AN INDEX HAD EXPENSES, ITS PERFORMANCE WOULD BE LOWER. THE LEHMAN BROTHERS 5-YEAR G.O. INDEX IS A WIDELY-RECOGNIZED INDEX CONSISTING OF GENERAL OBLIGATION BONDS WITH MATURITIES BETWEEN 4 AND 6 YEARS.
** THE INCEPTION DATE FOR THE INDEX IS SEPTEMBER 30, 1989.

--------------------------------------------------------------------------------
FUND FEES AND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services and other costs of doing business. This table describes the highest fees and expenses that you may currently pay if you hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES

                                                    CLASS A
Investment Advisory Fees                              0.33%
Distribution and Service (12b-1) Fees                  None
Other Expenses                                        0.55%
                                                    -------
Total Annual Fund Operating Expenses                  0.88%*

* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADMINISTRATOR AND THE DISTRIBUTOR ARE EACH WAIVING A PORTION OF THEIR FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THE ADMINISTRATOR AND/OR THE DISTRIBUTOR MAY DISCONTINUE ALL OR PART OF THESE WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS FOLLOWS:

    INTERMEDIATE-TERM MUNICIPAL FUND                 .60%

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISERS AND SUB-ADVISERS" AND "DISTRIBUTION OF FUND SHARES."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
Class A Shares                   $90     $281     $488     $1,084

4 PROSPECTUS

CALIFORNIA MUNICIPAL BOND FUND

INVESTMENT SUMMARY

INVESTMENT GOAL                                     The highest level of current income exempt from
                                                    Federal and California income taxes consistent
                                                    with the preservation of capital.
------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                              Medium.
------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                       Utilizing a sub-adviser experienced in selecting
                                                    California municipal securities, the Fund invests
                                                    in investment grade municipal securities.

--------------------------------------------------------------------------------

INVESTMENT STRATEGY

The California Municipal Bond Fund invests substantially all (at least 80%) of its assets in investment grade municipal securities that generate income exempt from Federal and California State income taxes. The principal issuers of these securities are state and local governments and agencies located in California, as well as the District of Columbia, Puerto Rico and other U.S. territories and possessions. The Fund utilizes a specialist Sub-Adviser to manage the Fund's portfolio under the general supervision of SIMC. The Sub-Adviser selects securities based on the Sub-Adviser's view on the future direction of interest rates and the shape of the yield curve, as well as its vies on credit quality and sector allocation issues. Where possible, the Sub-Adviser will attempt to acquire securities that are underpriced relative to other eligible securities. The Sub-Adviser will strive to maintain an average weighted portfolio maturity of three to ten years. The Fund may, to a limited extent, invest in securities subject to the alternative minimum tax or in taxable municipal securities.

WHAT ARE THE RISKS OF INVESTING IN THE CALIFORNIA MUNICIPAL BOND FUND?

The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower rated securities is even greater than that of higher rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk. In addition, the Fund is also subject to the risk that its market segment, California tax-exempt fixed income securities, may underperform other fixed income market segments or the fixed income markets as a whole.

State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of California municipal issuers, making it more difficult for them to meet their obligations. Actual or perceived erosion of the creditworthiness of California municipal issuers may reduce the value of the Fund's holdings. As a result, the Fund will be more susceptible to factors which adversely affect issuers of California obligations than a mutual fund which does not have as great a concentration in California municipal obligations.

The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

                                                                    PROSPECTUS 5

                                                  CALIFORNIA MUNICIPAL BOND FUND

PERFORMANCE INFORMATION

The California Municipal Bond Fund commenced operations on August 19, 1998, and does not yet have a substantial performance history.

--------------------------------------------------------------------------------
FUND FEES AND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services and other costs of doing business. This table describes the highest fees and expenses that you may currently pay if you hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES

                                                    CLASS A
Investment Advisory Fees                             0.33%
Distribution and Service (12b-1) Fees                 None
Other Expenses                                       0.54%
                                                    -------
Total Annual Fund Operating Expenses                 0.87%*

* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADMINISTRATOR AND THE DISTRIBUTOR ARE EACH WAIVING A PORTION OF THEIR FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THE ADMINISTRATOR AND/OR THE DISTRIBUTOR MAY DISCONTINUE ALL OR PART OF THESE WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS FOLLOWS:

    CALIFORNIA MUNICIPAL BOND FUND                   .60%

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISERS AND SUB-ADVISERS" AND "DISTRIBUTION OF FUND SHARES."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
Class A Shares                   $89     $278     $482     $1,073

6 PROSPECTUS

MASSACHUSETTS MUNICIPAL BOND FUND

INVESTMENT SUMMARY

INVESTMENT GOAL                                     The highest level of current income exempt from
                                                    Federal and Massachusetts income taxes while
                                                    preserving capital.
------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                              Medium.
------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                       Utilizing a sub-adviser experienced in selecting
                                                    Massachusetts municipal securities, the Fund
                                                    invests in investment grade municipal securities.

--------------------------------------------------------------------------------

INVESTMENT STRATEGY

The Massachusetts Municipal Bond Fund invests substantially all (at least 80%) of its assets in investment grade municipal securities that generate income exempt from Federal and Massachusetts State income taxes. The principal issuers of these securities are state and local governments and agencies located in Massachusetts, as well as the District of Columbia, Puerto Rico and other U.S. territories and possessions. The Fund utilizes a specialist Sub-Adviser to manage the Fund's portfolio under the general supervision of SIMC. The Sub-Adviser selects securities based on the Sub-Adviser's view on the future direction of interest rates and the shape of the yield curve, as well as its vies on credit quality and sector allocation issues. Where possible, the Sub-Adviser will attempt to acquire securities that are underpriced relative to OTHER ELIGIBLE SECURITIES. The Sub-Adviser will strive to maintain an average weighted portfolio maturity of three to ten years. The Fund may, to a limited extent, invest in securities subject to the alternative minimum tax or in taxable municipal securities.

WHAT ARE THE RISKS OF INVESTING IN THE MASSACHUSETTS MUNICIPAL BOND FUND?

The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower rated securities is even greater than that of higher rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk. In addition, the Fund is also subject to the risk that its market segment, Massachusetts tax-exempt fixed income securities, may underperform other fixed income market segments or the fixed income markets as a whole.

State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of Massachusetts municipal issuers, making it more difficult for them to meet their obligations. Actual or perceived erosion of the creditworthiness of Massachusetts municipal issuers may reduce the value of the Fund's holdings. As a result, the Fund will be more susceptible to factors which adversely affect issuers of Massachusetts obligations than a mutual fund which does not have as great a concentration in Massachusetts municipal obligations.

The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

                                                                    PROSPECTUS 7

                                               MASSACHUSETTS MUNICIPAL BOND FUND

PERFORMANCE INFORMATION

The Massachusetts Municipal Bond Fund commenced operations on August 19, 1998, and does not yet have a substantial performance history.

--------------------------------------------------------------------------------
FUND FEES AND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services and other costs of doing business. This table describes the highest fees and expenses that you may currently pay if you hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES

                                                    CLASS A
Investment Advisory Fees                             0.33%
Distribution and Service (12b-1) Fees                 None
Other Expenses                                       0.54%
                                                    -------
Total Annual Fund Operating Expenses                 0.87%*

* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADMINISTRATOR AND THE DISTRIBUTOR ARE EACH WAIVING A PORTION OF THEIR FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THE ADMINISTRATOR AND/OR THE DISTRIBUTOR MAY DISCONTINUE ALL OR PART OF THESE WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS FOLLOWS:

    MASSACHUSETTS MUNICIPAL BOND FUND                .60%

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISERS AND SUB-ADVISERS" AND "DISTRIBUTION OF FUND SHARES."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
Class A Shares                   $89     $278     $482     $1,073

8 PROSPECTUS

NEW JERSEY MUNICIPAL BOND FUND

INVESTMENT SUMMARY

INVESTMENT GOAL                                     The highest level of current income exempt from
                                                    Federal and New Jersey income taxes while
                                                    preserving capital.
------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                              Medium.
------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                       Utilizing a sub-adviser experienced in investing
                                                    in New Jersey municipal securities, the Fund
                                                    invests in investment grade municipal securities.

--------------------------------------------------------------------------------

INVESTMENT STRATEGY

The New Jersey Municipal Bond Fund invests substantially all (at least 80%) of its assets in investment grade municipal securities that generate income exempt from Federal and New Jersey State income taxes. The principal issuers of these securities are state and local governments and agencies located in New Jersey, as well as the District of Columbia, Puerto Rico and other U.S. territories and possessions. The Fund utilizes a specialist Sub-Adviser to manage the Fund's portfolio under the general supervision of SIMC. The Sub-Adviser selects securities based on the Sub-Adviser's view on the future direction of interest rates and the shape of the yield curve, as well as its vies on credit quality and sector allocation issues. Where possible, the Sub-Adviser will attempt to acquire securities that are underpriced relative to OTHER ELIGIBLE SECURITIES. The Sub-Adviser will strive to maintain an average weighted portfolio maturity of three to ten years. The Fund may, to a limited extent, invest in securities subject to the alternative minimum tax or in taxable municipal securities.

WHAT ARE THE RISKS OF INVESTING IN THE NEW JERSEY MUNICIPAL BOND FUND?

The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower rated securities is even greater than that of higher rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk. In addition, the Fund is also subject to the risk that its market segment, New Jersey tax-exempt fixed income securities, may underperform other fixed income market segments or the fixed income markets as a whole.

State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of New Jersey municipal issuers, making it more difficult for them to meet their obligations. Actual or perceived erosion of the creditworthiness of New Jersey municipal issuers may reduce the value of the Fund's holdings. As a result, the Fund will be more susceptible to factors which adversely affect issuers of New Jersey obligations than a mutual fund which does not have as great a concentration in New Jersey municipal obligations.

The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

                                                                    PROSPECTUS 9

                                                  NEW JERSEY MUNICIPAL BOND FUND

PERFORMANCE INFORMATION

The New Jersey Municipal Bond Fund commenced operations on August 18, 1998, and does not yet have a substantial performance history.

--------------------------------------------------------------------------------
FUND FEES AND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services and other costs of doing business. This table describes the highest fees and expenses that you may currently pay if you hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES

                                                    CLASS A
Investment Advisory Fees                             0.33%
Distribution and Service (12b-1) Fees                 None
Other Expenses                                       0.54%
                                                    -------
Total Annual Fund Operating Expenses                 0.87%*

* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADMINISTRATOR AND THE DISTRIBUTOR ARE EACH WAIVING A PORTION OF THEIR FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THE ADMINISTRATOR AND/OR THE DISTRIBUTOR MAY DISCONTINUE ALL OR PART OF THESE WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS FOLLOWS:

    NEW JERSEY MUNICIPAL BOND FUND                   .60%

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISERS AND SUB-ADVISERS" AND "DISTRIBUTION OF FUND SHARES."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
Class A Shares                   $89     $278     $482     $1,073

10 PROSPECTUS

NEW YORK MUNICIPAL BOND FUND

INVESTMENT SUMMARY

INVESTMENT GOAL                                     The highest level of current income exempt from
                                                    Federal and New York State and City income taxes
                                                    consistent with the preservation of capital.
------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                              Medium.
------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                       Utilizing a sub-adviser experienced in selecting
                                                    New York municipal securities, the Fund invests in
                                                    investment grade municipal securities.

--------------------------------------------------------------------------------

INVESTMENT STRATEGY

The New York Municipal Bond Fund invests substantially all (at least 80%) of its assets in investment grade municipal securities that generate income exempt from Federal and New York State and City income taxes. The principal issuers of these securities are state and local governments and agencies located in New York, as well as the District of Columbia, Puerto Rico and other U.S. territories and possessions. The Fund utilizes a specialist Sub-Adviser to manage the Fund's portfolio under the general supervision of SIMC. The Sub-Adviser selects securities based on the Sub-Adviser's view on the future direction of interest rates and the shape of the yield curve, as well as its vies on credit quality and sector allocation issues. Where possible, the Sub-Adviser will attempt to acquire securities that are underpriced relative to OTHER ELIGIBLE SECURITIES. The Sub-Adviser will strive to maintain an average weighted portfolio maturity of three to ten years. The Fund may, to a limited extent, invest assets in securities subject to the alternative minimum tax or in taxable municipal securities.

WHAT ARE THE RISKS OF INVESTING IN THE NEW YORK MUNICIPAL BOND FUND?

The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower rated securities is even greater than that of higher rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk. In addition, the Fund is also subject to the risk that its market segment, New York tax-exempt fixed income securities, may underperform other fixed income market segments or the fixed income markets as a whole.

State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of New York municipal issuers, making it more difficult for them to meet their obligations. Actual or perceived erosion of the creditworthiness of New York municipal issuers may reduce the value of the Fund's holdings. As a result, the Fund will be more susceptible to factors which adversely affect issuers of New York obligations than a mutual fund which does not have as great a concentration in New York municipal obligations.

The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

                                                                   PROSPECTUS 11

                                                    NEW YORK MUNICIPAL BOND FUND

PERFORMANCE INFORMATION

The New York Municipal Bond Fund commenced operations on August 18, 1998, and does not yet have a substantial performance history.

--------------------------------------------------------------------------------
FUND FEES AND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services and other costs of doing business. This table describes the highest fees and expenses that you may currently pay if you hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES

                                                    CLASS A
Investment Advisory Fees                             0.33%
Distribution and Service (12b-1) Fees                 None
Other Expenses                                       0.54%
                                                    -------
Total Annual Fund Operating Expenses                 0.87%*

* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADMINISTRATOR AND THE DISTRIBUTOR ARE EACH WAIVING A PORTION OF THEIR FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THE ADMINISTRATOR AND/OR THE DISTRIBUTOR MAY DISCONTINUE ALL OR PART OF THESE WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS FOLLOWS:

    NEW YORK MUNICIPAL BOND FUND                     .60%

For more information about these fees, see "Investment Advisers and Sub-Advisers" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
Class A Shares                   $89     $278     $482     $1,073

12 PROSPECTUS

PENNSYLVANIA MUNICIPAL BOND FUND

INVESTMENT SUMMARY

INVESTMENT GOAL                                     Current income exempt from Federal and
                                                    Pennsylvania income taxes consistent with the
                                                    preservation of capital.
------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                              Medium.
------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                       Utilizing an adviser experienced in selecting
                                                    Pennsylvania municipal securities, the Fund
                                                    invests in investment grade municipal securities.

--------------------------------------------------------------------------------

INVESTMENT STRATEGY

The Pennsylvania Municipal Bond Fund invests substantially all (at least 80%) of its assets in investment grade municipal securities that generate income exempt from Federal and Pennsylvania State income taxes. The principal issuers of these securities are state and local governments and agencies located in Pennsylvania, as well as the District of Columbia, Puerto Rico and other U.S. territories and possessions. The Adviser selects securities based on the Adviser's view on the future direction of interest rates and the shape of the yield curve, as well as its views on credit quality and sector allocation issues. Where possible, the Adviser will attempt to acquire securities that are underpriced relative to other eligible securities. The Adviser will strive to maintain an average weighted portfolio maturity of seven years or less. The Fund may, to a limited extent, invest in securities subject to the alternative minimum tax or in taxable municipal securities.

WHAT ARE THE RISKS OF INVESTING IN THE PENNSYLVANIA MUNICIPAL BOND FUND?

The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower rated securities is even greater than that of higher rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk. In addition, the Fund is also subject to the risk that its market segment, Pennsylvania tax-exempt fixed income securities, may underperform other fixed income market segments or the fixed income markets as a whole.

State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of Pennsylvania municipal issuers, making it more difficult for them to meet their obligations. Actual or perceived erosion of the creditworthiness of Pennsylvania municipal issuers may reduce the value of the Fund's holdings. As a result, the Fund will be more susceptible to factors which adversely affect issuers of Pennsylvania obligations than a mutual fund which does not have as great a concentration in Pennsylvania municipal obligations.

                                                                   PROSPECTUS 13

                                                PENNSYLVANIA MUNICIPAL BOND FUND

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the volatility of an investment in the Pennsylvania Municipal Bond Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class B Shares from year to year for eight years. Since Class B Shares are invested in the same portfolio of securities, returns for Class A Shares will be substantially similar to those of the Class B Shares, shown here, and will differ only to the extent that each Class has different expenses.*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1990           6.08%
1991          10.41%
1992           7.06%
1993           8.49%
1994          -1.97%
1995          11.22%
1996           4.33%
1997           8.02%

BEST QUARTER  WORST QUARTER
   3.82%         -3.23%
 (3/31/95)      (3/31/94)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S CLASS B TOTAL RETURN FROM 1/1/98 TO 9/30/98 WAS 4.82%.

This table compares the Fund's average annual total returns for Class B Shares for the periods ending December 31, 1997, to those of the Lehman Brothers 5-Year G.O. Index.

                                                          SINCE
                                                        INCEPTION
                                                       (AUGUST 14,
                                     1 YEAR  5 YEARS      1989)
------------------------------------------------------------------
PENNSYLVANIA MUNICIPAL BOND FUND
  CLASS B SHARES                      8.02%   5.92%       6.68%
------------------------------------------------------------------
LEHMAN BROTHERS 5-YEAR G.O. INDEX*    6.48%   5.89%       6.95%**
------------------------------------------------------------------

* AN INDEX MEASURES THE MARKET PRICES OF A SPECIFIC GROUP OF SECURITIES IN A PARTICULAR ON MARKET OR SECURITIES IN A MARKET SECTOR. YOU CANNOT INVEST DIRECTLY IN AN INDEX. UNLIKE A MUTUAL FUND, AN INDEX DOES NOT HAVE AN INVESTMENT ADVISOR AND DOES NOT PAY ANY COMMISSION OR IF AN INDEX HAD EXPENSES, ITS PERFORMANCE WOULD BE LOWER. THE LEHMAN BROTHERS 5-YEAR G.O. INDEX IS A WIDELY-RECOGNIZED INDEX CONSISTING OF GENERAL OBLIGATION BONDS WITH MATURITIES BETWEEN 4 AND 6 YEARS.
** THE INCEPTION DATE FOR THE INDEX IS AUGUST 31, 1989.

--------------------------------------------------------------------------------
FUND FEES AND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services and other costs of doing business. This table describes the highest fees and expenses that you may currently pay if you hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES

                                                    CLASS A
Investment Advisory Fees                              0.20%
Distribution and Service (12b-1) Fees                  None
Other Expenses                                        0.66%
                                                    -------
Total Annual Fund Operating Expenses                  0.86%*

* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADMINISTRATOR AND THE DISTRIBUTOR ARE EACH WAIVING A PORTION OF THEIR FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THE ADMINISTRATOR AND/OR THE DISTRIBUTOR MAY DISCONTINUE ALL OR PART OF THESE WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS FOLLOWS:

    PENNSYLVANIA MUNICIPAL BOND FUND -- CLASS A      .60%

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISERS AND SUB-ADVISERS" AND "DISTRIBUTION OF FUND SHARES."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
Class A Shares                   $88     $274     $477     $1,061

14 PROSPECTUS

THE FUNDS' OTHER INVESTMENTS

Each Fund may invest in other securities, use other strategies and engage in investment practices other than those listed in the Fund Summaries, and they are described in detail in the Statement of Additional Information (SAI). Of course, there is no guarantee that any Fund will achieve its investment goal.

The investments and strategies described throughout this prospectus are those that the Funds use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and short-term obligations that would not ordinarily be consistent with the Funds' objectives. The Funds will do so only if the Adviser or Sub-Adviser believes that the risk of loss outweighs the opportunity for taxable gains and higher taxable income.

INVESTMENT ADVISERS AND SUB-ADVISERS
--------------------------------------------------------------------------------

SIMC ACTS AS THE MANAGER OF MANAGERS OF THE INTERMEDIATE-TERM MUNICIPAL, CALIFORNIA MUNICIPAL BOND, MASSACHUSETTS MUNICIPAL BOND, NEW JERSEY MUNICIPAL BOND AND NEW YORK MUNICIPAL BOND FUNDS, AND IS RESPONSIBLE FOR THE INVESTMENT PERFORMANCE OF THOSE FUNDS, SINCE IT ALLOCATES EACH FUND'S ASSETS TO THE SUB-ADVISERS AND RECOMMENDS HIRING OR CHANGING SUB-ADVISERS TO THE BOARD OF TRUSTEES. Each Investment Adviser or Sub-Adviser makes investment decisions for the Funds it manages and continuously reviews, supervises and administers its investment program. SIMC oversees the Sub-Advisers to ensure compliance with the Funds' investment policies and guidelines, and monitors each Sub-Adviser's adherence to its investment style. The Board of Trustees supervises the Advisers and Sub-Advisers; establishes policies that they must follow in their management activities; and oversees the hiring and termination of Sub-Advisers recommended by SIMC. SIMC pays the Sub-Advisers out of the investment advisory fees it receives (described below).

SEI Investments Management Corporation, serves as the Adviser to the Intermediate-Term Municipal, California Municipal Bond, Massachusetts Municipal Bond, New Jersey Municipal Bond, New York Municipal Bond and Pennsylvania Municipal Bond Funds. As of October 31, 1998, SIMC had assets under management of $41 billion. For the fiscal year ended August 31, 1998, SIMC received advisory fees of:

INTERMEDIATE-TERM MUNICIPAL FUND..................  .33%
CALIFORNIA MUNICIPAL BOND FUND....................  .33%
MASSACHUSETTS MUNICIPAL BOND FUND.................  .33%
NEW JERSEY MUNICIPAL BOND FUND....................  .33%
NEW YORK MUNICIPAL BOND FUND......................  .33%

Morgan Grenfell Capital Management Incorporated, serves as the Adviser to the Pennsylvania Municipal Bond Fund. As of October 31, 1998, Morgan Grenfell Capital Management Incorporated had approximately $12 billion in assets under management. For the fiscal year ended August 31, 1998, Morgan Grenfell received advisory fees of:

PENNSYLVANIA MUNICIPAL BOND FUND..................  .20%

                                                                   PROSPECTUS 15

                                            THE FUNDS' ADVISERS AND SUB-ADVISERS

SUB-ADVISERS AND PORTFOLIO MANAGER(S)

INTERMEDIATE-TERM MUNICIPAL FUND
MASSACHUSETTS MUNICIPAL BOND FUND
NEW YORK MUNICIPAL BOND FUND

    STANDISH, AYER & WOOD, INC.:

    Standish, Ayer & Wood, Inc., serves as the Sub-Adviser to the
    Intermediate-Term Municipal, Massachusetts Municipal Bond, and New York Municipal Bond Funds. As of September 30, 1998, Standish, Ayer & Wood, Inc. had approximately $45.9 billion in assets under management.

Raymond J. Kubiak, CFA, is a portfolio manager at Standish, Ayer & Wood, Inc. Mr. Kubiak has been with Standish, Ayer & Wood, Inc. since 1988. He manages the Intermediate-Term Municipal, Massachusetts Municipal Bond and New York Municipal Bond Funds. He has more than 16 years of investment experience.

CALIFORNIA MUNICIPAL BOND FUND

    VAN KAMPEN MANAGEMENT, INC.:

    Van Kampen Management, Inc., serves as the Sub-Adviser to the California Municipal Bond and New Jersey Municipal Bond Funds. As of October 31, 1998, Van Kampen Management, Inc. had approximately $57 billion in assets under management.

Joseph A. Piraro is a Vice President of Van Kampen Management, Inc. Mr. Piraro has been with Van Kampen Management, Inc. since 1991. He manages the California Municipal Bond Fund. He has more than 27 years of investment experience.

NEW JERSEY MUNICIPAL BOND FUND

    VAN KAMPEN MANAGEMENT, INC.:

    Timothy D. Haney is a Vice President of Van Kampen Management, Inc. Mr. Haney has been with Van Kampen Management, Inc. since 1988. He manages the New Jersey Municipal Bond Fund. He has more than 8 years of investment experience.

PENNSYLVANIA MUNICIPAL BOND FUND

    MORGAN GRENFELL CAPITAL MANAGEMENT INCORPORATED:

    David W. Baldt is a Director and Executive Vice President of Morgan Grenfell Capital Management Incorporated. Mr. Baldt has been with Morgan Grenfell Capital Management since 1989. He has managed the Pennsylvania Municipal Bond Fund since July, 1995. He has more than nine years of investment experience.

16 PROSPECTUS

PURCHASING, SELLING AND EXCHANGING FUND SHARES

HOW TO PURCHASE FUND SHARES
You may purchase shares on any day that the New York Stock Exchange is open for business (a Business Day). The Funds offer Class A shares only to financial institutions and intermediaries for their own or their customers' accounts.

Financial institutions and intermediaries may purchase Class A Shares by placing orders with the Funds' Transfer Agent (or its authorized agent). Institutions and intermediaries that use certain SEI proprietary systems may place orders electronically through those systems.

Certain investors who deal directly with a financial institution or financial intermediary will have to follow the institution's or intermediary's procedures for transacting with the Funds. If you purchase, sell or exchange Fund shares through a financial institution or intermediary (rather than directly from the Funds), you may have to transmit your purchase, sale and exchange requests to your financial institution or intermediary at an earlier time for your transaction to become effective that day. This allows the financial institution or intermediary time to process your request and transmit it to the Funds. For more information about how to purchase, sell or exchange Fund shares through your financial institution or intermediary, you should contact your financial institution or intermediary directly.

You may purchase shares through financial intermediaries or other financial institutions that have executed dealer agreements. You cannot purchase money market fund shares by Federal Reserve wire or on Federal holidays on which wire transfers are restricted. The Funds may reject any purchase order if they determine that accepting the order would not be in the best interests of the Funds or their shareholders.

The price per share (the offering price) will be the net asset value per share
(NAV) next determined after the Funds receive your purchase order. NAV for one Fund share is the value of that share's portion of all of the assets in the Fund. The Funds calculate NAV once each Business Day at the regularly-scheduled close of normal trading on the New York Stock Exchange (normally, 4:00 p.m. Eastern time). If you want to receive the current Business Day's NAV, generally the Funds must receive your purchase order before 4:00 p.m. Eastern time.

HOW THE FUNDS CALCULATE NAV
In calculating NAV, the Funds generally value a Fund's portfolio securities at their market price. If market prices are unavailable or are unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees.

MINIMUM PURCHASES
To purchase Class A Shares of the Funds for the first time, you must invest at least $100,000 in any such Fund. To purchase additional shares of the Funds, you must invest at least $1,000. The Funds may accept investments of smaller amounts at their discretion.

SELLING FUND SHARES

HOW TO SELL YOUR FUND SHARES
You may sell (sometimes called "redeem") your shares on any Business Day by contacting the Funds directly by mail or telephone. You may also sell your shares by contacting your financial institution or intermediary by mail or telephone. If you would like to sell your shares, please notify the Funds in writing and include a signature guarantee (a notarized signature is not sufficient). The sale price of each share will be the next NAV determined after the Funds receive your request.

TELEPHONE TRANSACTIONS
Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. Although we have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Funds are

                                                                   PROSPECTUS 17

                                  PURCHASING, SELLING AND EXCHANGING FUND SHARES

not responsible for any losses or costs incurred by following telephone instructions the Funds reasonably believe to be genuine. If you or your financial institution transact with the Funds over the telephone, you will generally bear the risk of any loss.

RECEIVING YOUR MONEY
Normally, the Funds will send your sale proceeds within five Business Days after they receive your request. Your proceeds can be wired to a bank account or sent to you by check. IF YOU RECENTLY PURCHASED YOUR SHARES BY CHECK OR THROUGH ACH, REDEMPTION PROCEEDS MAY NOT BE AVAILABLE UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 BUSINESS DAYS).

REDEMPTIONS IN KIND
The Funds generally pay sale proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Funds' remaining shareholders) the Funds might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES
The Funds may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons. More information about this is in the SAI.

EXCHANGING FUND SHARES

HOW TO EXCHANGE YOUR SHARES
You may exchange your Class A shares of any Fund for Class A shares of any other Fund on any Business Day by contacting the Funds directly by mail or telephone. You may also exchange shares through your financial institution by mail or telephone. IF YOU RECENTLY PURCHASED SHARES BY CHECK OR THROUGH ACH, YOU MAY NOT BE ABLE TO EXCHANGE YOUR SHARES UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 BUSINESS DAYS). This exchange privilege may be changed or canceled at any time upon 60 days' notice. When you exchange shares, you are really selling your shares and buying other Fund shares. So, your sale price and purchase price will be based on the NAV next calculated after the Funds receive your exchange request.

DISTRIBUTION OF FUND SHARES

SEI Investments Distribution Co. (SIDCo.) is the distributor of the shares of the Funds. SIDCo. receives no compensation for distributing the Funds' Class A shares.

For Class A Shares, shareholder servicing fees, as a percentage of average daily net assets, may be up to .25%.

18 PROSPECTUS

DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS

Each Fund distributes its income monthly. The Funds make distributions of capital gains, if any, at least annually.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Funds in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Funds receive your written notice. To cancel your election, simply send the Funds written notice.

TAXES

PLEASE CONSULT YOUR TAX ADVISER REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below we have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

Each Fund will distribute substantially all of its income and capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Capital gains distributions may be taxable at different rates depending on the length of time a Fund holds its portfolio securities. EACH SALE OR EXCHANGE OF FUND SHARES IS A TAXABLE EVENT.

The Funds intend to distribute federally tax-exempt income. Each Fund may invest a portion of its assets in securities that generate taxable income for federal or state income taxes. Income exempt from federal tax may be subject to state and local taxes. Any capital gains distributed by the Funds may be taxable.

The Funds are not liable for any income or franchise taxes in the Commonwealth of Massachusetts as long as they qualify as regulated investment companies under Federal tax law.

MORE INFORMATION ABOUT TAXES IS IN THE FUNDS' STATEMENT OF ADDITIONAL
INFORMATION.

                                                                   PROSPECTUS 19

                                                            FINANCIAL HIGHLIGHTS

The tables that follow present performance information about Class A Shares of each Fund. This information is intended to help you understand each Fund's financial performance for the past five years, or, if shorter, the period of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the tables represent the rate that you would have earned [or lost] on an investment in a Fund, assuming you reinvested all of your dividends and distributions.

This information has been audited by Arthur Andersen LLP, independent public accountants. Their report, along with each Fund's financial statements, appears in the annual report that accompanies the Statement of Additional Information. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-DIAL-SEI.

INTERMEDIATE-TERM MUNICIPAL FUND

                             1998      1997      1996     1995      1994
                           --------  --------  --------  -------  --------
Net Asset Value,
  Beginning of Period....  $  10.77  $  10.45  $  10.59  $ 10.36  $  10.84

INVESTMENT ACTIVITIES
Net Investment Income....      0.46      0.48      0.49     0.52      0.49

DISTRIBUTIONS
Net Investment Income....     (0.46)    (0.48)    (0.53)   (0.52)    (0.49)
Net Realized Gain........        --        --        --       --     (0.06)
                           --------  --------  --------  -------  --------
Total Distributions......     (0.46)    (0.48)    (0.53)   (0.52)    (0.55)
                           --------  --------  --------  -------  --------
Net Realized and
  Unrealized Gain (Loss)
  on Investments and
  Capital Transactions...      0.31      0.32     (0.10)    0.23     (0.42)
                           --------  --------  --------  -------  --------
Net Asset Value, End of
  Period.................  $  11.08  $  10.77  $  10.45  $ 10.59  $  10.36
                           --------  --------  --------  -------  --------
TOTAL RETURN.............      7.20%     7.93%     3.76%    7.53%     0.65%
                           --------  --------  --------  -------  --------
Net Assets, End of Period
  (000)..................  $516,324  $259,238  $134,563  $95,675  $127,509
                           --------  --------  --------  -------  --------
                           --------  --------  --------  -------  --------
Ratio of Expenses to
  Average Net Assets.....      0.60%     0.60%     0.59%    0.55%     0.53%
Ratio of Expenses to
  Average Net Assets
  Excluding Fee
  Waivers................      0.88%     0.88%     0.66%    0.72%     0.71%
Ratio of Net Investment
  Income to Average Net
  Assets.................      4.23%     4.53%     4.66%    4.96%     4.65%
Ratio of Net Investment
  Income to Average Net
  Assets Excluding Fee
  Waivers................      3.95%     4.25%     4.59%    4.79%     4.47%
Portfolio Turnover
  Rate...................      8.98%    16.02%    40.66%   36.05%    58.90%

20 PROSPECTUS

FINANCIAL HIGHLIGHTS

CALIFORNIA MUNICIPAL BOND FUND

                                                    1998(1)
                                                    --------
Net Asset Value, Beginning of Period..............   $10.00

INVESTMENT ACTIVITIES
Net Investment Income.............................     0.01

DISTRIBUTIONS
Net Investment Income.............................    (0.01)
Net Realized Gain.................................       --
                                                    --------
Total Distributions...............................    (0.01)
                                                    --------
Net Realized and Unrealized Gain (Loss) on
  Investments and Capital Transactions............     0.07
                                                    --------
Net Asset Value, End of Period....................   $10.07
                                                    --------
TOTAL RETURN......................................     0.78%
                                                    --------
Net Assets, End of Period (000)...................   $2,158
                                                    --------
                                                    --------
Ratio of Expenses to Average Net Assets...........     0.60%*
Ratio of Expenses to Average Net Assets Excluding
  Fee Waivers.....................................     0.87%*
Ratio of Net Investment Income to Average Net
  Assets..........................................     2.73%*
Ratio of Net Investment Income to Average Net
  Assets Excluding Fee Waivers....................     2.46%*
Portfolio Turnover Rate...........................     0.00%

-------------

*    Annualized.
1 The California Municipal Bond Fund -- Class A commenced operations on August 19, 1998.

                                                                   PROSPECTUS 21

                                                            FINANCIAL HIGHLIGHTS

MASSACHUSETTS MUNICIPAL BOND FUND

                                                    1998(2)
                                                    --------
Net Asset Value, Beginning of Period..............   $10.00

INVESTMENT ACTIVITIES
Net Investment Income.............................       --

DISTRIBUTIONS
Net Investment Income.............................       --
Net Realized Gain.................................       --
                                                    --------
Total Distributions...............................       --
                                                    --------
Net Realized and Unrealized Gain (Loss) on
  Investments and Capital Transactions............     0.05
                                                    --------
Net Asset Value, End of Period....................   $10.05
                                                    --------
TOTAL RETURN......................................     0.53%
                                                    --------
Net Assets, End of Period (000)...................   $1,040
                                                    --------
                                                    --------
Ratio of Expenses to Average Net Assets...........     0.60%*
Ratio of Expenses to Average Net Assets Excluding
  Fee Waivers.....................................     0.87%*
Ratio of Net Investment Income to Average Net
  Assets..........................................     1.13%*
Ratio of Net Investment Income to Average Net
  Assets Excluding Fee Waivers....................     0.86%*
Portfolio Turnover Rate...........................    11.35%

-------------

*    Annualized.
2 The Massachusetts Municipal Bond Fund -- Class A commenced operations on August 19, 1998.

22 PROSPECTUS

FINANCIAL HIGHLIGHTS

NEW JERSEY MUNICIPAL BOND FUND

                                                    1998(3)
                                                    --------
Net Asset Value, Beginning of Period..............   $10.00

INVESTMENT ACTIVITIES
Net Investment Income.............................     0.01

DISTRIBUTIONS
Net Investment Income.............................    (0.01)
Net Realized Gain.................................       --
                                                    --------
Total Distributions...............................    (0.01)
                                                    --------
Net Realized and Unrealized Gain (Loss) on
  Investments and Capital Transactions............     0.05
                                                    --------
Net Asset Value, End of Period....................   $10.05
                                                    --------
TOTAL RETURN......................................     0.58%
                                                    --------
Net Assets, End of Period (000)...................   $1,105
                                                    --------
                                                    --------
Ratio of Expenses to Average Net Assets...........     0.60%*
Ratio of Expenses to Average Net Assets Excluding
  Fee Waivers.....................................     0.87%*
Ratio of Net Investment Income to Average Net
  Assets..........................................     2.93%*
Ratio of Net Investment Income to Average Net
  Assets Excluding Fee Waivers....................     2.66%*
Portfolio Turnover Rate...........................     0.00%

-------------

*    Annualized.
3 The New Jersey Municipal Bond Fund -- Class A commenced operations on August 18, 1998.

                                                                   PROSPECTUS 23

                                                            FINANCIAL HIGHLIGHTS

NEW YORK MUNICIPAL BOND FUND

                                                    1998(4)
                                                    --------
Net Asset Value, Beginning of Period..............   $10.00

INVESTMENT ACTIVITIES
Net Investment Income.............................       --

DISTRIBUTIONS
Net Investment Income.............................       --
Net Realized Gain.................................       --
                                                    --------
Total Distributions...............................       --
                                                    --------
Net Realized and Unrealized Gain (Loss) on
  Investments and Capital Transactions............     0.05
                                                    --------
Net Asset Value, End of Period....................   $10.05
                                                    --------
TOTAL RETURN......................................     0.55%
                                                    --------
Net Assets, End of Period (000)...................   $1,375
                                                    --------
                                                    --------
Ratio of Expenses to Average Net Assets...........     0.60%*
Ratio of Expenses to Average Net Assets Excluding
  Fee Waivers.....................................     0.87%*
Ratio of Net Investment Income to Average Net
  Assets..........................................     2.27%*
Ratio of Net Investment Income to Average Net
  Assets Excluding Fee Waivers....................     2.00%*
Portfolio Turnover Rate...........................     0.92%

-------------

*    Annualized.
4 The New York Municipal Bond Fund -- Class A commenced operations on August 18, 1998.

24 PROSPECTUS

FINANCIAL HIGHLIGHTS

PENNSYLVANIA MUNICIPAL BOND FUND

                                                    1998(5)
                                                    --------
Net Asset Value, Beginning of Period..............   $10.72

INVESTMENT ACTIVITIES
Net Investment Income.............................     0.01

DISTRIBUTIONS
Net Investment Income.............................    (0.01)
Net Realized Gain.................................       --
                                                    --------
Total Distributions...............................    (0.01)
                                                    --------
Net Realized and Unrealized Gain (Loss) on
  Investments and Capital Transactions............     0.03
                                                    --------
Net Asset Value, End of Period....................   $10.75
                                                    --------
TOTAL RETURN......................................     0.26%
                                                    --------
Net Assets, End of Period (000)...................   $  333
                                                    --------
                                                    --------
Ratio of Expenses to Average Net Assets...........     0.60%*
Ratio of Expenses to Average Net Assets Excluding
  Fee Waivers.....................................     0.79%*
Ratio of Net Investment Income to Average Net
  Assets..........................................     4.56%*
Ratio of Net Investment Income to Average Net
  Assets Excluding Fee Waivers....................     4.25%*
Portfolio Turnover Rate...........................    26.85%

-------------

*    Annualized.
5 The Pennsylvania Municipal Bond Fund -- Class A commenced operations on August 25, 1998.

SEI
  INVESTMENTS

  THE ART OF PEOPLE. THE SCIENCE OF RESULTS.






More information about the Fund is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI dated December 31, 1998, includes more detailed information about SEI Tax Exempt Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

These reports typically list the Funds' holdings and contain information from the Funds' managers about fund strategies and market conditions and trends. The reports also contain detailed financial information about the Fund.

TO OBTAIN MORE INFORMATION:

By Telephone:    Call 1-8OO-DIAL-SEI

By Mail:         Write to the Funds at:
                 One Freedom Valley Drive
                 Oaks, PA 19456

By Internet:     http://www.seic.com

From the SEC: You can obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about the SEI Tax Exempt Trust, from the SEC's website (http://www.sec.gov). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information call 1-800-SEC-0330). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-6009.

The Trust's Investment Company Act registration number is 811-3447.

SEI-F-131-01


SEI
  INVESTMENTS




            PROSPECTUS AS OF DECEMBER 31, 1998


FIXED
   INCOME


                         [PHOTO]

     --------------------------
     INTERMEDIATE-TERM
     MUNICIPAL FUND
     --------------------------
     CALIFORNIA MUNICIPAL
     BOND FUND
     --------------------------
     MASSACHUSETTS
     MUNICIPAL BOND FUND
     --------------------------
     NEW JERSEY MUNICIPAL
     BOND FUND
     --------------------------
     NEW YORK MUNICIPAL
     BOND FUND
     --------------------------
     PENNSYLVANIA MUNICIPAL
     BOND FUND



THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED ANY FUND SHARES OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. IT IS A CRIME FOR ANYONE TO TELL YOU OTHERWISE.

    SEI Tax
    Exempt Trust
HOW TO READ THIS PROSPECTUS
------------------------------------------------------------------------

SEI Tax Exempt Trust is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies, and are designed primarily for institutional investors. This prospectus gives you important information about Class B Shares of the Pennsylvania Municipal Bond Fund that you should know before investing. Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information. On the next page, there is some general information you should know about the Fund. For more detailed information about the Fund, please see:

     PENNSYLVANIA MUNICIPAL BOND FUND.....................................2
     THE FUND'S OTHER INVESTMENTS.........................................4
     THE ADVISER..........................................................4
     PURCHASING, SELLING AND EXCHANGING FUND SHARES.......................5
     DIVIDENDS, DISTRIBUTIONS AND TAXES...................................7
     FINANCIAL HIGHLIGHTS.................................................8
     HOW TO OBTAIN MORE INFORMATION ABOUT SEI TAX EXEMPT TRUST...Back Cover

--------------------------------------------------------------------------------
MUNICIPAL SECURITIES

The Fund invests primarily in municipal securities. Municipal securities are bonds and other fixed income securities issued by state and local governments and their agencies (such as housing or hospital authorities) to finance capital expenditures and operations. The obligation to pay principal and interest on municipal securities may be a general obligation of the state or local government, but may be supported only by an agency or a particular source of revenues. Therefore, municipal securities vary in credit quality.

Municipal securities, like other fixed income securities, rise and fall in value in response to economic and market factors, primarily changes in interest rates, and actual or perceived credit quality. Rising interest rates will generally cause municipal securities to decline in value. Longer-term securities respond more sharply to interest rate changes than do shorter-term securities. A municipal security will also lose value if, due to rating downgrades or other factors, there are concerns about the issuers current or future ability to make principal or interest payments. A strategy to invest in investment grade securities reduces but does not eliminate this risk.

Generally, the income from municipal securities is exempt from Federal income taxes, and also may be exempt from certain state or local taxes depending on an investor's state of residence. Even so, income from certain obligations may be subject to Federal alternative minimum taxes.

                                                                    PROSPECTUS 1

                                                                    INTRODUCTION

The Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities like stocks and bonds. Before you invest, you should know a few things about investing in mutual funds.

The Fund has its own investment goal and strategies for reaching that goal. The Fund's assets are managed under the direction of its Adviser. The Adviser invests the Fund's assets in a way it believes will help the Fund achieve its goal. Still, investing in the Fund involves risks, and there is no guarantee that the Fund will achieve its goal. The Adviser makes judgments about the economy, but these judgments may not anticipate actual market movements or the impact of economic conditions on issuers. In fact, no matter how good a job the Adviser does, you could lose money on your investment in a Fund, just as you could with other investments. A Fund share is not a bank deposit, and it is not insured or guaranteed by the FDIC or any government agency.

The value of your investment in Fund is based on the market value (or price) of the securities the Fund holds. These prices change daily due to economic and other events that affect the securities markets generally, as well as those that affect particular companies or governments. These price movements, sometimes called volatility, will vary depending on the types of securities the Fund owns and the markets in which they trade. The effect on the Fund's share price of a change in the value of a single security will depend on how widely the Fund's holdings are diversified.

--------------------------------------------------------------------------------
YEAR 2000 RISKS

Like other mutual funds (and most organizations around the world), the Fund could be affected by computer problems related to the transition to the year 2000. While no one knows if these problems will have any impact on the Fund or on the financial markets in general, the Fund is taking steps to protect investors. These include efforts to ensure that the Fund's own systems are prepared to make the transition to the year 2000, and to determine that the problem will not affect the systems used by the Fund's major service providers. Whether these steps will be effective can only be known for certain in the year 2000. There is additional information on these risks in the Statement of Additional Information.

2 PROSPECTUS

PENNSYLVANIA MUNICIPAL BOND FUND

INVESTMENT SUMMARY

INVESTMENT GOAL                                     Current income exempt from Federal and
                                                    Pennsylvania income taxes consistent with the
                                                    preservation of capital.
------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                              Medium.
------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                       Utilizing an adviser experienced in selecting
                                                    Pennsylvania municipal securities, the Fund
                                                    invests in investment grade municipal securities.

--------------------------------------------------------------------------------

INVESTMENT STRATEGY

The Pennsylvania Municipal Bond Fund invests substantially all (at least 80%) of its assets in investment grade municipal securities that generate income exempt from Federal and Pennsylvania State income taxes. The principal issuers of these securities are state and local governments and agencies located in Pennsylvania, as well as the District of Columbia, Puerto Rico and other U.S. territories and possessions. The Adviser will strive to maintain an average weighted portfolio maturity of seven years or less. The Adviser selects securities based on the Adviser's view on the future direction of interest rates and the shape of the yield curve, as well as its views on credit quality and sector allocation issues. Where possible, the Adviser will attempt to acquire securities that are underpriced relative to OTHER ELIGIBLE SECURITIES. The Fund may, to a limited extent, invest in securities subject to the alternative minimum tax or in taxable municipal securities.

WHAT ARE THE RISKS OF INVESTING IN THE PENNSYLVANIA MUNICIPAL BOND FUND?

The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower rated securities is even greater than that of higher rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk. In addition, the Fund is subject to the risk that its market segment, Pennsylvania tax-exempt fixed income securities, may underperform other fixed income market segments or the fixed income markets as a whole.

State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of Pennsylvania municipal issuers, making it more difficult for them to meet their obligations. Actual or perceived erosion of the creditworthiness of Pennsylvania municipal issuers may reduce the value of the Fund's holdings. As a result, the Fund will be more susceptible to factors which adversely affect issuers of Pennsylvania obligations than a mutual fund which does not have as great a concentration in Pennsylvania municipal obligations.

                                                                    PROSPECTUS 3

                                                PENNSYLVANIA MUNICIPAL BOND FUND

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the volatility of an investment in the Pennsylvania Municipal Bond Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's CLASS B SHARES from year to year for eight years.*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1990           6.08%
1991          10.41%
1992           7.06%
1993           8.49%
1994          -1.97%
1995          11.22%
1996           4.33%
1997           8.02%

BEST QUARTER  WORST QUARTER
   3.82%         -3.23%
 (3/31/95)      (3/31/94)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/98 TO 9/30/98 WAS 4.82%.

This table compares the Fund's average annual total returns for Class B Shares for the periods ending December 31, 1997, to those of the Lehman Brothers 5-Year G.O. Index.

                                                         SINCE
                                                          FUND
                                                       INCEPTION
                                     1 YEAR  5 YEARS   (8/14/89)
-----------------------------------------------------------------
PENNSYLVANIA MUNICIPAL BOND FUND
  CLASS B SHARES                      8.02%   5.92%       6.68%
-----------------------------------------------------------------
LEHMAN BROTHERS 5-YEAR G.O. INDEX*    6.48%   5.89%       6.95%**
-----------------------------------------------------------------

*AN INDEX MEASURES THE MARKET PRICES OF A SPECIFIC GROUP OF SECURITIES IN A PARTICULAR MARKET OR SECURITIES IN A MARKET SECTOR. YOU CANNOT INVEST DIRECTLY IN AN INDEX. UNLIKE A MUTUAL FUND, AN INDEX DOES NOT HAVE AN INVESTMENT ADVISOR AND DOES NOT PAY ANY COMMISSION OR IF AN INDEX HAD EXPENSES, ITS PERFORMANCE WOULD BE LOWER. THE LEHMAN BROTHERS 5-YEAR G.O. INDEX IS A WIDELY-RECOGNIZED INDEX CONSISTING OF GENERAL OBLIGATION MUNICIPAL BONDS WITH MATURITIES BETWEEN 4 AND 6 YEARS.
**THE INCEPTION DATE FOR THE INDEX IS AUGUST 31, 1989.

--------------------------------------------------------------------------------
FUND FEES AND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services and other costs of doing business. This table describes the highest fees and expenses that you may currently pay if you hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES

                                                     CLASS B
Investment Advisory Fees                               0.20%
Distribution and Service (12b-1) Fees                   None
Other Expenses                                         0.71%
                                                    ----------
Total Annual Fund Operating Expenses                   0.91%*

* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADMINISTRATOR AND THE DISTRIBUTOR ARE EACH WAIVING A PORTION OF THEIR FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THE ADMINISTRATOR AND/OR THE DISTRIBUTOR MAY DISCONTINUE ALL OR PART OF THESE WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS FOLLOWS:

    PENNSYLVANIA MUNICIPAL BOND                      .48%

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISERS" AND "DISTRIBUTION OF FUND SHARES."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
Class B Shares                   $93     $290     $504     $1,120

4 PROSPECTUS

PENNSYLVANIA MUNICIPAL BOND FUND

THE FUND'S OTHER INVESTMENTS
--------------------------------------------------------------------------------

The Fund may invest in other securities, use other strategies and engage in investment practices other than those listed in the Fund Summary, and they are described in detail in the Statement of Additional Information (SAI). Of course, there is no guarantee that the Fund will achieve its investment goal.

The investments and strategies described throughout this prospectus are those that the Fund uses under normal conditions. During unusual economic or market conditions or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and short-term obligations that would not ordinarily be consistent with the Fund's objective. The Fund will do so only if the Adviser believes that the risk of loss outweighs the opportunity for taxable gains and higher taxable income.

THE INVESTMENT ADVISER
--------------------------------------------------------------------------------

The Investment Adviser makes investment decisions for the Fund and continuously reviews, supervises and administers its investment program. The Board of Trustees supervises the Adviser and establishes policies that it must follow in its management activities.

Morgan Grenfell Capital Management Incorporated, serves as the Adviser to the Pennsylvania Municipal Bond Fund. As of October 31, 1998, Morgan Grenfell Capital Management Incorporated had approximately $12 billion in assets under management. For the fiscal year ended August 31, 1998, Morgan Grenfell received advisory fees of:

    PENNSYLVANIA MUNICIPAL BOND FUND                 .20%

David W. Baldt is a Director and Executive Vice President of Morgan Grenfell Capital Management Incorporated. Mr. Baldt has been with Morgan Grenfell Capital Management since 1989. He has managed the Pennsylvania Municipal Bond Fund since July, 1995. He has more than nine years of investment experience.

                                                                    PROSPECTUS 5

                                  PURCHASING, SELLING AND EXCHANGING FUND SHARES

HOW TO PURCHASE FUND SHARES
You may purchase shares on any day that the New York Stock Exchange is open for business (a Business Day). The Fund offers Class B shares only to financial institutions and financial intermediaries for their own or their customers' accounts.

Financial institutions and intermediaries may purchase Class B Shares by placing orders with the Fund's Transfer Agent (or its authorized agent). Institutions and intermediaries that use certain SEI proprietary systems may place orders electronically through those systems.

Certain investors who deal directly with a financial institution or financial intermediary will have to follow the institution's or intermediary's procedures for transacting with the Fund. If you purchase, sell or exchange Fund shares through a financial institution or intermediary (rather than directly from the Fund), you may have to transmit your purchase, sale and exchange requests to your financial institution or intermediary at an earlier time for your transaction to become effective that day. This allows the financial institution or intermediary time to process your request and transmit it to the Fund. For more information about how to purchase, sell or exchange Fund shares through your financial institution or intermediary, you should contact your financial institution or intermediary directly.

You may purchase shares through financial intermediaries or other financial institutions that have executed dealer agreements. The Fund may reject any purchase order if it determines that accepting the order would not be in the best interest of the Fund or its shareholders.

The price per share (the offering price) will be the net asset value per share
(NAV) next determined after the Fund receives your purchase order. NAV for one Fund share is the value of that share's portion of all of the assets in the Fund. The Fund calculates NAV once each Business Day at the regularly-scheduled close of normal trading on the New York Stock Exchange (normally, 4:00 p.m. Eastern time). If you want to receive the current Business Day's NAV, generally the Fund must receive your purchase order before 4:00 p.m. Eastern time.

HOW THE FUND CALCULATES NAV
In calculating NAV, the Fund's portfolio securities are generally valued at their market price. If market prices are unavailable or are unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees.

MINIMUM PURCHASES
To purchase Class B Shares of the fund for the first time, you must invest at least $100,000. To purchase additional shares of the Fund, you must invest at least $1,000. The Fund may accept investments of smaller amounts at its discretion.

SELLING FUND SHARES

HOW TO SELL YOUR FUND SHARES
You may sell (sometimes called "redeem") your shares on any Business Day by contacting the Fund directly by mail or telephone. You may also sell your shares by contacting your financial institution or intermediary by mail or telephone. If you would like to sell your shares, please notify the Fund in writing and include a signature guarantee (a notarized signature is not sufficient). The sale price of each share will be the next NAV determined after the Fund receives your request.

TELEPHONE TRANSACTIONS
Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. Although the Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Fund is not responsible for any losses or costs incurred by following telephone instructions the Fund reasonably believes to be genuine. If you or your financial institution or intermediary transact with the Fund over the telephone, you will generally bear the risk of any loss.

6 PROSPECTUS

PURCHASING, SELLING AND EXCHANGING FUND SHARES

RECEIVING YOUR MONEY
Normally, the Fund will send your sale proceeds within five Business Days after it receives your request. Your proceeds can be wired to a bank account or sent to you by check. IF YOU RECENTLY PURCHASED YOUR SHARES BY CHECK OR THROUGH ACH, REDEMPTION PROCEEDS MAY NOT BE AVAILABLE UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 BUSINESS DAYS).

REDEMPTIONS IN KIND
The Fund generally pays sale proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders) the Fund might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES
The Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons. More information about this is in the SAI.

EXCHANGING FUND SHARES

HOW TO EXCHANGE YOUR SHARES
You may exchange your Class B shares of the Fund for Class B shares of any other Fund on any Business Day by contacting the Fund directly by mail or telephone. You may also exchange shares through your financial institution by mail or telephone. IF YOU RECENTLY PURCHASED SHARES BY CHECK OR THROUGH ACH, YOU MAY NOT BE ABLE TO EXCHANGE YOUR SHARES UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 BUSINESS DAYS). This exchange privilege may be changed or canceled at any time upon 60 days' notice. When you exchange shares, you are really selling your shares and buying other Fund shares. So, your sale price and purchase price will be based on the NAV next calculated after the Fund receives your exchange request.

DISTRIBUTION OF FUND SHARES

SEI Investments Distribution Co. (SIDCo.) is the distributor of the shares of the Fund. SIDCo. receives no compensation for distributing the Fund's Class B shares.

For Class B Shares, shareholder servicing fees and administrative service fees, as a percentage of average daily net assets, may be up to .25% and .05%, respectively.

                                                                    PROSPECTUS 7

                                              DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS

The Fund distributes its income monthly. The Fund makes distributions of capital gains, if any, at least annually.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Fund receives your written notice. To cancel your election, simply send the Fund written notice.

TAXES

PLEASE CONSULT YOUR TAX ADVISER REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below is a summary some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.

The Fund will distribute substantially all of its income and capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Capital gains distributions may be taxable at different rates depending on the length of time the Fund holds its portfolio securities. EACH SALE OR EXCHANGE OF FUND SHARES IS A TAXABLE EVENT.

The Fund intends to distribute federally tax-exempt income. The Fund may invest a portion of its assets in securities that generate taxable income for federal or state income taxes. Income exempt from federal tax may be subject to state and local taxes. Any capital gains distributed by the Fund may be taxable.

The Fund is not liable for any income or franchise taxes in the Commonwealth of Massachusetts as long as it qualifies as a regulated investment company under Federal tax law.

MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

8 PROSPECTUS

FINANCIAL HIGHLIGHTS

The table that follows presents performance information about Class B Shares of the Fund. This information is intended to help you understand the Fund's financial performance for the past five years, or, if shorter, the period of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned [or lost] on an investment in the Fund, assuming you reinvested all of your dividends and distributions.

This information has been audited by Arthur Andersen LLP, independent public accountants. Their report, along with the Fund's financial statements, appears in the annual report that accompanies the Statement of Additional Information. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-DIAL-SEI.

PENNSYLVANIA MUNICIPAL BOND FUND -- CLASS B

                             1998      1997      1996      1995      1994
                           --------  --------  --------  --------  --------
Net Asset Value,
  Beginning of Period....  $  10.58  $  10.48  $  10.66  $  10.52  $  10.94

INVESTMENT ACTIVITIES
Net Investment Income....      0.52      0.53      0.55      0.55      0.53

DISTRIBUTIONS
Net Investment Income....     (0.52)    (0.53)    (0.59)    (0.55)    (0.53)
Net Realized Gain........     (0.04)    (0.19)       --        --        --
                           --------  --------  --------  --------  --------
Total Distributions......     (0.56)    (0.72)    (0.59)    (0.55)    (0.53)
                           --------  --------  --------  --------  --------
Net Realized and
  Unrealized Gain (Loss)
  on Investments and
  Capital Transactions...      0.22      0.29     (0.14)     0.14     (0.42)
                           --------  --------  --------  --------  --------
Net Asset Value, End of
  Period.................  $  10.76  $  10.58  $  10.48  $  10.66  $  10.52
                           --------  --------  --------  --------  --------
TOTAL RETURN.............      7.24%     8.08%     3.96%     6.81%     1.14%
                           --------  --------  --------  --------  --------
Net Assets, End of Period
  (000)..................  $101,029  $ 98,079  $ 97,228  $104,094  $125,081
                           --------  --------  --------  --------  --------
                           --------  --------  --------  --------  --------
Ratio of Expenses to
  Average Net Assets.....      0.48%     0.48%     0.48%     0.48%     0.47%
Ratio of Expenses to
  Average Net Assets
  Excluding Fee Waivers..      0.86%     0.86%     0.65%     0.72%     0.71%
Ratio of Net Investment
  Income to Average Net
  Assets.................      4.87%     5.08%     5.15%     5.21%     4.90%
Ratio of Net Investment
  Income to Average Net
  Assets Excluding
  Fee Waivers............      4.49%     4.70%     4.98%     4.97%     4.66%
Portfolio Turnover
  Rate...................     26.85%    34.48%    65.75%    22.62%    25.13%

SEI
   INVESTMENTS

   THE ART OF PEOPLE. THE SCIENCE OF RESULTS.






More information about the Fund is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI dated December 31, 1998, includes more detailed information about SEI Tax Exempt Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

These reports typically list the Fund's holdings and contain information from the Fund's managers about fund strategies and market conditions and trends. The reports also contain detailed financial information about the Fund.

TO OBTAIN MORE INFORMATION:

By Telephone:    Call 1-8OO-DIAL-SEI

By Mail:         Write to the Funds at:
                 One Freedom Valley Drive
                 Oaks, PA 19456

By Internet:     http://www.seic.com

From the SEC: You can obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about the SEI Tax Exempt Trust, from the SEC's website (http://www.sec.gov). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information call 1-800-SEC-0330). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-6009.

The Trust's Investment Company Act registration number is 811-3447.

SEI-F-131-01


SEI
   INVESTMENTS


          PROSPECTUS AS OF DECEMBER 31, 1998

FIXED
   INCOME

                      [PHOTO]

    ------------------------
    Pennsylvania Municipal
    Bond Fund




THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED ANY FUND SHARES OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. IT IS A CRIME FOR ANYONE TO TELL YOU OTHERWISE.

                              SEI TAX EXEMPT TRUST

Manager:

  SEI Investments Fund Management

Distributor:

  SEI Investments Distribution Co.

Investment Advisers and Sub-Advisers:

  SEI Investments Management Corporation

  Morgan Grenfell Capital Management Incorporated

  Standish, Ayer & Wood, Inc.

  Van Kampen Management, Inc.

  Weiss, Peck & Greer L.L.C.

    This STATEMENT OF ADDITIONAL INFORMATION is not a Prospectus. It is intended to provide additional information regarding the activities and operations of SEI Tax Exempt Trust (the "Trust") and should be read in conjunction with the Trust's Prospectuses dated December 31, 1998. Prospectuses may be obtained by writing the Trust's distributor, SEI Investments Distribution Co., Oaks, Pennsylvania 19456, or by calling 1-800-342-5734.

                               TABLE OF CONTENTS

The Trust.............................................................................        S-2
Investment Objectives and Policies....................................................        S-2
Investment Policies Applicable to Money Market Funds..................................        S-8
Description of Permitted Investments..................................................        S-9
Description of Ratings................................................................       S-13
Risk Factors..........................................................................       S-15
Investment Limitations................................................................       S-15
State Specific Disclosure.............................................................       S-18
The Manager...........................................................................       S-20
The Advisers and Sub-Advisers.........................................................       S-21
Distribution and Shareholder Servicing................................................       S-23
Trustees and Officers of the Trust....................................................       S-24
Performance...........................................................................       S-27
Determination of Net Asset Value......................................................       S-29
Purchase and Redemption of Shares.....................................................       S-30
Shareholder Services..................................................................       S-31
Taxes.................................................................................       S-32
Portfolio Transactions................................................................       S-36
Description of Shares.................................................................       S-38
Limitation of Trustees' Liability.....................................................       S-38
Voting................................................................................       S-38
Shareholder Liability.................................................................       S-38
5% Shareholders.......................................................................       S-38
Custodian.............................................................................       S-44
Legal Counsel.........................................................................       S-44
Experts...............................................................................       S-44
Financial Statements..................................................................       S-45

December 31, 1998

                                   THE TRUST

    SEI Tax Exempt Trust (the "Trust") is an open-end management investment company established as a Massachusetts business trust pursuant to a Declaration of Trust dated March 15, 1982. The Declaration of Trust permits the Trust to offer separate series ("funds") of units of beneficial interest ("shares") and separate classes of funds. This Statement of Additional Information relates to the following funds: Tax Free, Institutional Tax Free, California Tax Exempt, Intermediate-Term Municipal, Pennsylvania Municipal Bond, Pennsylvania Tax Free, Ohio Tax Free, California Municipal Bond, Massachusetts Municipal Bond, New Jersey Municipal Bond and New York Municipal Bond Funds (each a "Fund," and collectively, the "Funds"), and any different classes of the Funds. Except for differences between the Class A, Class B, Class C, Class D and CNI Class shares of any Fund pertaining to sales loads, shareholder servicing and administrative services plans, distribution plans, transfer agency costs, voting rights and/or dividends, each share of each Fund represents an equal proportionate interest in that Fund with each other share of that Fund.

                       INVESTMENT OBJECTIVES AND POLICIES

    INTERMEDIATE-TERM MUNICIPAL FUND--The Fund's investment objective is to seek the highest level of income exempt from federal income taxes that can be obtained, consistent with the preservation of capital, from a diversified portfolio of investment grade municipal securities. There can be no assurance that the Fund will achieve its investment objective.

    The Fund invests at least 80% of its net assets in municipal securities the interest of which is exempt from federal income taxes based on opinions from bond counsel for the issuers. This investment policy is a fundamental policy of the Fund. The issuers of these securities can be located in all fifty states, the District of Columbia, Puerto Rico, and other U.S. territories and possessions. Under normal conditions, the Fund will invest at least 80% of its net assets in securities the interest on which is not a preference item for purposes of the federal alternative minimum tax. Although the advisers have no present intention of doing so, up to 20% of all assets in the Fund can be invested in taxable debt securities for defensive purposes or when sufficient tax exempt securities considered appropriate by the advisers are not available for purchase.

    The Fund may purchase the following types of municipal obligations, but only if such securities, at the time of purchase, either have the requisite rating, or if not rated are of comparable quality as determined by the advisers: (i) municipal bonds rated A or better by Standard and Poor's Corporation ("S&P") or by Moody's Investors Service, Inc. ("Moody's"), and the Fund may invest up to 10% of its total assets in municipal bonds rated BBB or S&P or Baa by Moody's:
(ii) municipal notes rated at least SP-1 by S&P or MIG-1 or VMIG-1 by Moody's: and (iii) tax-exempt commercial paper rated at least A-1 by S&P or Prime-1 by Moody's. Bonds rate BBB by S&P or Baa by Moody's have speculative characteristics. Municipal obligations owned by the Fund which become less than the prescribed investment quality shall be sold at a time when, in the judgment of the advisers, it does not substantially impact the market value of the Fund.

    Not more than 25% of Fund assets will be invested in (a) municipal securities whose issuers are located in the same state and, (b) municipal securities the interest on which is derived from revenues of similar type projects. This restriction does not apply to municipal securities in any of the following categories: public housing authorities; general obligations of states and localities; state and local housing finance authorities, or municipal utilities systems.

    There could be economic, business, or political developments which might affect all municipal securities of a similar type. To the extent that a significant portion of the Fund's assets are invested in municipal securities payable from revenues on similar projects, the Fund will be subject to the peculiar risks presented by such projects to a greater extent than it would be if the Fund's assets where not so invested.

    The Fund will typically maintain a dollar-weighted average portfolio maturity of three to ten years. However, when the advisers determine that market conditions so warrant, the Fund can maintain an average weighted maturity of less than three years.

    CALIFORNIA MUNICIPAL BOND FUND--The Fund's investment objective is to seek as high a level of current income exempt from both federal and California income taxes as is consistent with the preservation of capital, from a diversified portfolio of investment grade municipal securities. There can be no assurance that the Fund will achieve its investment objective.

    The Fund has a fundamental policy, under normal conditions, to be fully invested in obligations which produce interest that is exempt from both federal and California state income tax. Under normal circumstances, the Fund will invest at least 80% of its net assets in securities the interest on which is not a preference item for purposes of the federal alternative minimum tax. The Fund will invest at least 65% of its total assets in municipal obligations the interest on which is exempt from California personal income tax ("California Securities"). California Securities constitute municipal obligations of the State of California and its political subdivisions or municipal authorities, as well as municipal obligations issued by territories or possessions of the United States, such as Puerto Rico. In addition, for temporary defensive purposes when, in the opinion of its investment adviser, such securities are not readily available or of sufficient quality, the Fund can invest up to 100% of its assets in securities which pay interest which is exempt only from federal income taxes or in taxable securities as described below.

    The Fund may purchase the following types of municipal obligations, but only if such securities, at the time of purchase, either have the requisite rating or, if not rated, are of comparable quality as determined by Van Kampen Management Inc., the Fund's investment sub-adviser ("Van Kampen"): (i) municipal bonds rated BBB or better by S&P or Baa or better by Moody's: (ii) municipal notes rated at least SP-1 by S&P or MIG-1 or VMIG-1 by Moody's: and (iii) tax-exempt commercial paper rated at least A-1 by S&P or Prime-1 by Moody's. Bonds rated BBB by S&P or Baa by Moody's have speculative characteristics. Municipal obligations owned by the Fund which become less than the prescribed investment quality will be sold at a time when, in the judgment of Van Kampen, it does not substantially impact the market value of the Fund.

    The Fund will typically maintain a dollar-weighted average portfolio maturity of three to ten years. However, when the advisers determine that market conditions so warrants, the Fund can maintain an average weighted maturity of less than three years.

    MASSACHUSETTS MUNICIPAL BOND FUND--The Fund's investment objective is to seek as high a level of income exempt from federal and Massachusetts income taxes that can be obtained, as is consistent with the preservation of capital, from a diversified portfolio of investment grade municipal securities. There can be no assurance that the Fund will achieve its investment objective.

    The Fund has a fundamental policy, under normal conditions, to be fully invested in obligations which produce interest that is exempt from both federal and Massachusetts state income tax. Under normal circumstances, the Fund will invest at least 80% of its net assets in securities the interest on which is not a preference item for purposes of the federal alternative minimum tax. The Fund will invest at least 65% of its total assets in municipal obligations the interest on which is exempt from Massachusetts personal income tax ("Massachusetts Securities"). Massachusetts Securities constitute municipal obligations of the Commonwealth of Massachusetts and its political subdivisions or municipal authorities, as well as municipal obligations issued by territories or possessions of the United States, such as Puerto Rico. In addition, for temporary defensive purposes when, in the opinion of its investment adviser, such securities are not readily available or of sufficient quality, the Fund can invest up to 100% of its assets in securities which pay interest which is exempt only from federal income taxes or in taxable securities as described below.

    The Fund may purchase the following types of municipal obligations, but only if such securities, at the time of purchase, either have the requisite rating or, if not rated, are of comparable quality as determined by Standish, Ayer & Wood, Inc., the Fund's investment sub-adviser ("SAW"): (i) municipal bonds rated BBB or better by S&P or Baa or better by Moody's: (ii) municipal notes rated at least SP-1 by S&P or MIG-1 or VMIG-1 by Moody's: and (iii) tax-exempt commercial paper rated at least A-1 by S&P or Prime-1 by Moody's. Bonds rated BBB by S&P or Baa by Moody's have speculative characteristics. Municipal obligations owned by the Fund which become less than the prescribed investment quality will be sold at a time when, in the judgment of SAW, it does not substantially impact the market value of the Fund.

    The Fund will typically maintain a dollar-weighted average portfolio maturity of three to ten years. However, when the advisers determine that market conditions so warrants, the Fund can maintain an average weighted maturity of less than three years.

    NEW JERSEY MUNICIPAL BOND FUND--The Fund's investment objective is to seek as high a level of income exempt from federal and New Jersey income taxes that can be obtained, as is consistent with the preservation of capital, from a diversified portfolio of investment grade municipal securities. There can be no assurance that the Fund will achieve its investment objective.

    The Fund has a fundamental policy, under normal conditions, to be fully invested in obligations which produce interest that is exempt from both federal and New Jersey state income tax. Under normal circumstances, the Fund will invest at least 80% of its net assets in securities the interest on which is not a preference item or purposes of the federal alternative minimum tax. The Fund will invest at least 65% of its total assets in municipal obligations the interest on which is exempt form New Jersey personal income tax ("New Jersey Securities"). New Jersey Securities constitute municipal obligations of the State of New Jersey and its political subdivisions or municipal authorities, as well as municipal obligations issued by territories or possessions of the United States, such as Puerto Rico. In addition, for temporary defensive purposes when, in the opinion of its advisers, such securities are not readily available or of sufficient quality, the Fund can invest up to 100% of its assets in securities which pay interest which is exempt only from federal income taxes or in taxable securities as described below.

    The Fund may purchase the following types of municipal obligations, but only if such securities, at the time of purchase, either have the requisite rating or, if not rated, are of comparable quality as determined by Van Kampen, the Fund's investment sub-adviser ("Van Kampen"): (i) municipal bonds rated BBB or better by S&P or Baa or better by Moody's: (ii) municipal notes rated at least SP-1 by S&P or MIG-1 or VMIG-1 by Moody's: and (iii) tax-exempt commercial paper rated at least A-1 by S&P or Prime-1 by Moody's. Bonds rated BBB by S&P or Baa by Moody's have speculative characteristics. Municipal obligations owned by the Fund which become less than the prescribed investment quality will be sold at a time when, in the judgment of Van Kampen, it does not substantially impact the market value of the Fund.

    The Fund will typically maintain a dollar-weighted average portfolio maturity of three to ten years. However, when the advisers determine that market conditions so warrants, the Fund can maintain an average weighted maturity of less than three years.

    NEW YORK MUNICIPAL BOND FUND--The investment objective of the Fund is as high a level of current income, exempt from both federal and New York state and city personal income taxes, as is consistent with the preservation of principal. There can be no assurance that the Fund will achieve its investment objective.

    The Fund has a fundamental policy, under normal conditions, to be fully invested in obligations which produce interest that is exempt from both federal and New York state and city income tax. Under normal circumstances, the Fund will invest at least 80% of its net assets in securities the interest on which is not a preference item for purposes of the federal alternative minimum tax. The Fund will invest at least 65% of its total assets in municipal obligations the interest on which is exempt from New York and New York City personal income tax ("New York Securities"). New York Securities constitute municipal obligations of the

State of New York and its political subdivisions or municipal authorities, as well as municipal obligations issued by territories or possessions of the United States, such as Puerto Rico. In addition, for temporary defensive purposes when, in the opinion of its investment adviser, such securities are not readily available or of sufficient quality, the Fund can invest up to 100% of its assets in securities which pay interest which is exempt only from federal income taxes or in taxable securities as described below.

    The Fund may purchase the following types of municipal obligations, but only if such securities, at the time of purchase, either have the requisite rating or, if not rated, are of comparable quality as determined by SAW, the Fund's investment sub-adviser: (i) municipal bonds rated BBB or better by S&P or Baa or better by Moody's: (ii) municipal notes rated at least SP-1 by S&P or MIG-1 or VMIG-1 by Moody's: and (iii) tax-exempt commercial paper rated at least A-1 by S&P or Prime-1 by Moody's. Bonds rated BBB by S&P or Baa by Moody's have speculative characteristics. Municipal obligations owned by the Fund which become less than the prescribed investment quality will be sold at a time when, in the judgment of SAW, it does not substantially impact the market value of the Fund.

    The Fund will typically maintain a dollar-weighted average portfolio maturity of three to ten years. However, when the advisers determine that market conditions so warrants, the Fund can maintain an average-weighted maturity of less than three years.

    PENNSYLVANIA MUNICIPAL BOND FUND--The Fund's investment objective is to provide current income exempt from both federal and Pennsylvania state income taxes while preserving capital by investing primarily in municipal securities within the guidelines presented below.

    The Fund has a fundamental policy, under normal conditions, to be fully invested in obligations which produce interest that is exempt from both federal and Pennsylvania state income tax (state tax-free obligations). Under normal circumstances, the Fund will invest at least 90% (and intends to invest 100%) of its net assets in securities the interest on which is not a preference item for purposes of the federal alternative minimum tax. In addition, for temporary defensive purposes when, in the opinion of its investment adviser, such securities are not readily available or of sufficient quality, the Fund can invest up to 100% of its assets in securities which pay interest which is exempt only from federal income taxes or in taxable securities as described below.

    The Fund may purchase the following types of municipal obligations, but only if such securities, at the time of purchase, either have the requisite rating or, if not rated, are of comparable quality as determined by Morgan Grenfell Capital Management Incorporated, the Fund's investment adviser ("Morgan Grenfell"): (i) municipal bonds rated BBB or better by S&P or Baa or better by
Moody's: (ii) municipal notes rated at least SP-1 by S&P or MIG-1 or VMIG-1 by
Moody's: and (iii) tax-exempt commercial paper rated at least A-1 by S&P or Prime-1 by Moody's. Bonds rated BBB by S&P or Baa by Moody's have speculative characteristics. Municipal obligations owned by the Fund which become less than the prescribed investment quality will be sold at a time when, in the judgment of Morgan Grenfell, it does not substantially impact the market value of the Fund.

    The Fund will typically maintain a dollar-weighted average portfolio maturity of seven years or less. Each security purchased will typically have an average maturity of no longer than fifteen years.

    INSTITUTIONAL TAX FREE FUND--The Fund's investment objective is to preserve principal value and maintain a high degree of liquidity while providing current income exempt from federal income taxes. There can be no assurance that the Fund will meet its investment objective.

    The Fund invests in U.S. dollar denominated municipal securities of issuers located in all fifty states, the District of Columbia, Puerto Rico and other U.S. territories and possessions. It is a fundamental policy of the Fund to invest at least 80% of its net assets in securities the interest on which is exempt for federal income taxes, based on opinions from bond counsel for the issuers, and the Fund will invest, under normal conditions, at least 80% of its net assets in securities the interest on which is not a preference item for purposes of the federal alternative minimum tax.

    The Fund may purchase municipal bonds, municipal notes and tax-exempt commercial paper, but only if such securities, at the time of purchase, meet the quality, maturity and diversification requirements imposed by Rule 2a-7.

    The Adviser will not invest more than 25% of Fund assets in municipal securities (a) whose issuers are located in the same state or (b) the interest on which is derived from revenues of similar type projects. This restriction does not apply to municipal securities in any of the following categories: public housing authorities; general obligations of states and localities; state and local housing finance authorities or municipal utilities systems.

    There could be economic, business, or political developments which might affect all municipal securities of a similar type. To the extent that a significant portion of the Fund's assets are invested in municipal securities payable from a revenues on similar projects, the Fund will be subject to the peculiar risks presented by such projects to a greater extent than it would be if the Fund's assets were not so invested. Moreover, in seeking to attain its investment objective, the Fund may invest all of any part of its assets in municipal securities that are industrial development bonds.

    There can be no assurance that the Fund will be able to achieve its investment objective, or that the Fund will be able to maintain a constant $1.00 net asset value per share.

    There can be no assurance that the Fund will be able to achieve its investment objective, or that the Fund will be able to maintain a constant $1.00 net asset value per share.

    TAX FREE FUND--The Fund's investment objective is to preserve principal value and maintain a high degree of liquidity while providing current income exempt from federal income taxes. There can be no assurance that the Fund will meet its investment objective.

    The Fund invests in U.S. dollar denominated municipal securities of issuers located in all fifty states, the District of Columbia, Puerto Rico and other U.S. territories and possessions. At least 80% of the Fund's net assets will be in securities the interest on which is exempt from federal income taxes, based on opinions from bond counsel for the issuers. The investment policy is a fundamental policy of the Fund. Under normal conditions, the Fund will invest at least 80% of its net assets in securities the interest on which is not a preference item for purposes of the federal alternative minimum tax.

    The Fund may purchase municipal bonds, municipal notes and tax-exempt commercial paper, but only if such securities, at the time of purchase, meet the quality, maturity and diversification requirements imposed by Rule 2a-7.

    The Adviser will not invest more than 25% of the Fund's assets in municipal securities (a) whose issuers are located in the same state or (b) the interest on which is derived from revenues of similar type projects. This restriction does not apply to municipal securities in any of the following categories: public housing authorities; general obligations of states and localities; state and local housing finance authorities or municipal utilities systems.

    There could be economic, business, or political developments which might affect all municipal securities of a similar type. To the extent that a significant portion of the Fund's assets are invested in municipal securities payable from a revenues on similar projects, the Fund will be subject to the peculiar risks presented by such projects to a greater extent than it would be if the Fund's assets were not so invested. Moreover, in seeking to attain its investment objective, the Fund may invest all of any part of its assets in municipal securities that are industrial development bonds.

    There can be no assurance that the Fund will be able to achieve its investment objective, or that the Fund will be able to maintain a constant $1.00 net asset value per share.

    There can be no assurance that the Fund will be able to achieve its investment objective, or that the Fund will be able to maintain a constant $1.00 net asset value per share.

    CALIFORNIA TAX EXEMPT FUND--The Fund's investment objective is to preserve principal value and maintain a high degree of liquidity while providing current income exempt from federal and, to the extent possible, California state personal income taxes. There can be no assurance that the Fund will achieve its investment objective.

    It is a fundamental policy of the Fund to invest, under normal conditions, at least 80% of its net assets in municipal securities that produce interest that, in the opinion of bond counsel, is exempt from federal income tax, and the Fund will invest, under normal conditions, at least 80% of its net assets in securities the interest on which is not a preference item for purposes of the federal alternative minimum tax. Under normal conditions, at least 65% of the Fund's assets will be invested in municipal obligations the interest on which is exempt from California state personal income tax. These constitute municipal obligations of the state of California and its political subdivisions of municipal authorities and municipal obligations issued by territories or possessions of the United States. The Fund may invest, under normal conditions, up to 20% of its net assets in (1) municipal securities the interest on which is a preference item for purposes of the federal alternative minimum tax (although the Fund has no present intention of investing in such securities) and (2) taxable investments. In addition, for temporary defensive purposes when Weiss, Peck & Greer, L.L.C., the Fund's investment adviser (the "Adviser" or "WPG"), determines that market conditions warrant, the Fund may invest up to 100% of its assets in municipal obligations of states other than California or taxable money market securities.

    The Adviser will not invest more than 25% of the Fund's assets in municipal securities the interest on which is derived from revenues of similar type projects. This restriction does not apply to municipal securities in any of the following categories: public housing authorities; general obligations of states and localities; state and local housing finance authorities or municipal utilities systems.

    There can be no assurance that the Fund will be able to achieve its investment objective, or that the Fund will be able to maintain a constant $1.00 net asset value per share.

    There can be no assurance that the Fund will be able to achieve its investment objective, or that the Fund will be able to maintain a constant $1.00 net asset value per share.

    OHIO TAX FREE FUND--The Fund's investment objective is a high level of current income, free from federal income tax and, to the extent possible, Ohio income taxes, consistent with preservation of capital. The Fund will also attempt to maintain a constant net asset value of $1.00 per share.

    It is a fundamental policy of the Fund to invest, under normal conditions, at least 80% of its net assets in municipal securities the interest on which, in the opinion of bond counsel for the issuer, is exempt from federal income tax (collectively, "Municipal Securities"). This Fund will, under normal conditions, invest at least 80% of its net assets in securities the interest on which is not a preference item for purposes of the federal alternative minimum tax and invest at least 65% of its total assets in municipal obligations the interest on which is exempt from Ohio income tax ("Ohio Securities"). Ohio Securities constitute municipal obligations of the State of Ohio and its political subdivisions or municipal authorities, as well as municipal obligations issued by territories or possessions of the United States, such as Puerto Rico. This Fund may invest, under normal conditions, up to 20% of its net assets in (1) Municipal Securities the interest on which is a preference item for purposes of the federal alternative minimum tax (although the Fund has no present intention of investing in such securities), and (2) taxable securities, including shares of other mutual funds to the extent permitted by regulations of the SEC. In addition, for temporary defensive purposes when its investment adviser determines that market conditions warrant, the Fund may invest up to 100% of its assets in municipal obligations of states other than Ohio or taxable money market instruments.

    The Fund may purchase municipal bonds, municipal notes and tax-exempt commercial paper, but only if such securities, at the time of purchase, meet the quality, maturity and diversification requirements imposed by Rule 2a-7.

    There can be no assurance that the Fund will be able to achieve its investment objective, or that the Fund will be able to maintain a constant $1.00 net asset value per share.

    PENNSYLVANIA TAX FREE FUND--The Fund's investment objective is a high level of current income, free from federal income tax and, to the extent possible, Pennsylvania personal income taxes, consistent with preservation of capital. The Fund will also attempt to maintain a constant net asset value of $1.00 per share.

    It is a fundamental policy of the Fund to invest, under normal conditions, at least 80% of its net assets in municipal securities the interest on which, in the opinion of bond counsel for the issuer, is exempt from federal income tax. This Fund will under normal conditions, invest at least 80% of its net assets in securities the interest on which is not a preference item for purposes of the federal alternative minimum tax and invest at least 65% of its total assets in municipal obligations the interest on which is exempt from Pennsylvania personal income tax ("Pennsylvania Securities"). Pennsylvania Securities constitute municipal obligations of the Commonwealth of Pennsylvania and its political subdivisions or municipal authorities, as will as municipal obligations issued by territories or possessions of the United States, such as Puerto Rico. This Fund may invest, under normal conditions, up to 20% of its net assets in (1) municipal securities the interest on which is a preference item for purposes of the federal alternative minimum tax (although the Fund has no present intention of investing in such securities), and (2) taxable securities, including shares of other mutual funds to the extent permitted by regulations of the SEC. In addition, for temporary defensive purposes when its investment adviser determines that market conditions warrant, the Fund may invest up to 100% of its assets in municipal obligations of states other than Pennsylvania or taxable money market instruments.

    The Fund may purchase municipal bonds, municipal notes and tax-exempt commercial paper, but only if such securities, at the time of purchase, meet the quality, maturity and diversification requirements imposed by Rule 2a-7.

    There can be no assurance that the Fund will be able to maintain a constant $1.00 net asset value per share.

              INVESTMENT POLICIES APPLICABLE TO MONEY MARKET FUNDS

    In purchasing obligations, the Money Market Funds comply with the requirements of Rule 2a-7 under the Investment Company Act of 1940 (the "1940 Act"), as that Rule may be amended from time to time. These requirements currently provide that the Funds must limit their investments to securities with remaining maturities of 397 days or less, and must maintain a dollar-weighted average maturity of 90 days or less. In addition, the Funds may only invest in eligible securities. In general, this means securities rated in one of the two highest categories for short-term securities by at least two nationally recognized statistical rating organizations ("NRSROs") (or by one NRSRO if only one NRSRO has rated the security), or, if unrated, determined by Weiss, Peck & Greer, L.L.C. (the "Adviser") to be of equivalent quality. Since the Funds often purchase securities supported by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Funds and affect their share price.

    Securities rated in the highest rating category (e.g., A-1 by Standard & Poor's Corporation ("S&P")) by at least two NRSROs (or, if unrated, determined by the Adviser to be of comparable quality) are "first tier" securities. Non-first tier securities rated in the second highest rating category (e.g., A-2 by S&P) by at least one NRSRO (or, if unrated, determined by the Adviser to be of comparable quality) are considered to be "second tier" securities. The Funds' investments in non-first tier conduit securities will be limited to 5% of the Funds' assets. Conduit securities are securities issued to finance non-governmental private projects, such as housing developments and retirement homes, and for which the ultimate obligor is not a governmental issuer.

    The Funds may purchase securities on a "when-issued" basis, variable and floating rate obligations and reserves the right to engage in transactions involving standby commitments. While the Funds generally intend to be fully invested in federally tax-exempt securities, the Funds may invest up to 20% of their net assets in taxable money market instruments (including repurchase agreements) and securities the interest on which is a preference item for purposes of the federal alternative minimum tax. The Funds will not invest more than 10% of their total assets in securities which are considered to be illiquid.

                      DESCRIPTION OF PERMITTED INVESTMENTS

    BANKERS' ACCEPTANCES--Bankers' acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Bankers' acceptances are issued by corporations to finance the shipment and storage of goods. Maturities are generally six months or less.

    CERTIFICATES OF DEPOSIT--Certificates of deposit is an interest-bearing instrument with a specific maturity. They are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit with penalties for early withdrawal will be considered illiquid.

    COMMERCIAL PAPER--Commercial paper is a term used to describe unsecured short-term promissory notes issued by banks, municipalities, corporations and other entities. Maturities on these issues vary from one to 270 days.

    FIXED INCOME SECURITIES--Fixed income securities are debt obligations issued by corporations, municipalities and other borrowers. The market value of a Fund's fixed income investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Changes by recognized rating agencies in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments. Changes in the value of portfolio securities will not necessarily affect cash income derived from these securities, but will affect a Fund's net asset value.

    FUTURES AND OPTIONS ON FUTURES--Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract give the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. A Fund may use futures contracts and related options for BONA FIDE hedging purposes, to offset changes in the value of securities held or expected to be acquired or be disposed of, to minimize fluctuations in foreign currencies, or to gain exposure to a particular market or instrument. A Fund will minimize the risk that it will be unable to close out a futures contract by only entering into futures contracts that are traded on national futures exchanges.

    An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the bond index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the bonds comprising the index is made: generally contracts are closed out prior to the expiration date of the contract.

    In order to avoid leveraging and related risks, when a Fund invests in futures contracts, it will cover its position by depositing an amount of cash or liquid securities equal to the market value of the futures positions held, less margin deposits, in a segregated account and that amount will be marked to market on a daily basis.

    A Fund may enter into futures contracts and options on futures contracts traded on an exchange regulated by the Commodities Futures Trading Commission ("CFTC"), so long as, to the extent that such transactions are not for "BONA FIDE hedging purposes," the aggregate initial margin and premiums on such positions (excluding the amount by which such options are in the money) do not exceed 5% of the Fund's net assets.

    There are risks associated with these activities, including the following:
(1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates, (2) there may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures, (3) there may not be a liquid secondary market for a futures contract or option, (4) trading restrictions or limitations may be imposed by an exchange and (5) government regulations may restrict trading in futures contracts and options on futures.

    A Fund may buy and sell futures contracts and related options to manage its exposure to changing interest rates and securities prices. Some strategies reduce a Fund's exposure to price fluctuations, while others tend to increase its market exposure. Futures and options on futures can be volatile instruments and involve certain risks that could negatively impact a Fund's return. No price is paid upon entering into futures contracts. Instead, a Fund would be required to deposit an amount of cash or U.S. Treasury securities known as "initial margin." Subsequent payments, called "variation margin," to and from the broker, would be made on a daily basis as the value of the future position varies (a process known as "market to market"). The margin is in the nature of performance bond or good-faith deposit on a futures contract.

    INVESTMENT COMPANY SHARES--Each Fund may invest in shares of other investment companies, to the extent permitted by applicable law and subject to certain restrictions set forth in this Statement of Additional Information. These investment companies typically incur fees that are separate from those fees incurred directly by a Fund. A Fund's purchase of such investment company securities results in the layering of expenses, such that shareholders would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees, in addition to paying Fund expenses. Under applicable regulations, a Fund is prohibited from acquiring the securities of another investment company if, as a result of such acquisition:
(1) the Fund owns more than 3% of the total voting stock of the other company;
(2) securities issued by any one investment company represent more than 5% of the Fund's total assets; or (3) securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Fund.

    MUNICIPAL SECURITIES--Municipal Securities consist of (i) debt obligations issued by or on behalf of public authorities to obtain funds to be used for various public facilities, for refunding outstanding obligations, for general operating expenses and for lending such funds to other public institutions and facilities, and (ii) certain private activity and industrial development bonds issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated facilities.

    General obligation bonds are backed by the taxing power of the issuing municipality. Revenue bonds are backed by there venues of a project or facility, tolls from a toll bridge, for example. Certificates of participation represent an interest in an underlying obligation or commitment such as an obligation issued in connection with a leasing arrangement. The payment of principal and interest on private activity and industrial development bonds generally is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.

    Municipal notes include general obligation notes, tax anticipation notes, revenue anticipation notes, bond anticipation notes, certificates of indebtedness, demand notes and construction loan notes and participation interests in municipal notes. Municipal bonds include general obligation bonds, revenue or special obligation bonds, private activity and industrial development bonds and participation interests in municipal bonds.

    MUNICIPAL LEASES--Each Fund may invest in instruments, or participations in instruments, issued in connection with lease obligations or installment purchase contract obligations of municipalities ("municipal lease obligations"). Although municipal lease obligations do not constitute general obligations of the issuing municipality, a lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate funds for, and make the payments due under the lease obligation. However, certain lease obligations contain "non-appropriation" clauses, which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose in the relevant years. Municipal lease obligations are a relatively new form of financing, and the market for such obligations is still developing. Municipal leases will be treated as liquid only if they satisfy criteria set forth in guidelines established by the Board of Trustees, and there can be no assurance that a market will exist or continue to exist for any municipal lease obligation.

    MUNICIPAL NOTES--Municipal notes consist of general obligation notes, tax anticipation notes (notes sold to finance working capital needs of the issuer in anticipation of receiving taxes on a future date), revenue anticipation notes (notes sold to provide needed cash prior receipt of expected non-tax revenues from a specific source), bond anticipation notes, tax and revenue anticipation notes, certificates of indebtedness, demand notes, and construction loan notes. The maturities of the instruments at the time of issue will generally range from three months to one year.

    MUNICIPAL BONDS--Municipal bonds are debt obligations issued to obtain funds for various public purposes. A Fund may purchase private activity or industrial development bonds if the interest paid is exempt from federal income tax. These bonds are issued by or on behalf of public authorities to raise money to finance various privately-owned or -operated facilities for business and manufacturing, housing, sports, and pollution control. These bonds are also used to finance public facilities such as airports, mass transit systems, ports, parking or sewage or solid waste disposal facilities, as well as certain other categories. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.

    REPURCHASE AGREEMENTS--Repurchase agreements are agreements under which securities are acquired from a securities dealer or bank subject to resale on an agreed upon date and at an agreed upon price which includes principal and interest. Each Fund or its agent will have actual or constructive possession of the securities held as collateral for the repurchase agreement. Each Fund bears a risk of loss in the event the other party defaults on its obligations and the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, or if the Fund realizes a loss on the sale of the collateral securities. The Advisers or Sub-Advisers will enter into repurchase agreements on behalf of a Fund only with financial institutions deemed to present minimal risk of bankruptcy during the term of the agreement based on guidelines established and periodically reviewed by the Board of Trustees. These guidelines currently permit the Funds to enter into repurchase agreements only with approved banks and primary securities dealers, as recognized by the Federal Reserve Bank of New York, which have minimum net capital of $100 million, or with a member bank of the Federal Reserve System. Repurchase agreements are considered to be loans collateralized by the underlying security. Repurchase agreements entered into by the Funds will provide that the underlying security at all times shall have a value at least equal to 102% of the price stated in the agreement. This underlying security will be marked to market daily. The Advisers or Sub-Adviser will monitor compliance with this requirement. Under all repurchase agreements entered into by the Funds, the Custodian or its agent must take possession of the underlying collateral. However, if the seller defaults, the Funds could realize a loss on the sale of the underlying security to the extent the proceeds of the sale are less than the resale price. In addition, even though the Bankruptcy Code provides protection for most repurchase agreements, if the seller should be involved in bankruptcy or insolvency proceedings, the Funds may incur delays and costs in selling the security and may suffer a loss of principal and interest if the Funds are treated as unsecured creditors.

    STANDBY COMMITMENTS AND PUT TRANSACTIONS--The Funds reserve the right to engage in put transactions. The Advisers and Sub-Advisers have the authority to purchase securities at a price which would result in a yield to maturity lower than that generally offered by the seller at the time of purchase when the Funds can simultaneously acquire the right to sell the securities back to the seller, the issuer, or a third party (the "writer") at an agreed-upon price at any time during a stated period or on a certain date. Such a right is generally denoted as a "standby commitment" or a "put." The purpose of engaging in transactions involving puts is to maintain flexibility and liquidity to permit the Funds to meet redemptions and remain as fully invested as possible in municipal securities. The right to put the securities depends on the writer's ability to pay for the securities at the time the put is exercised. The Funds would limit their put transactions to institutions which the Adviser or Sub-Adviser believes present minimum credit risks, and the Adviser or Sub-Adviser would use its best efforts to initially determine and continue to monitor the financial strength of the sellers of the options by evaluating their financial statements and such other information as is available in the marketplace. It may, however, be difficult to monitor the financial strength of the writers because adequate current financial information may not be available. In the event that any writer is unable to honor a put for financial reasons, a Fund would be a general creditor (I.E., on a parity with all other unsecured creditors) of the writer. Furthermore, particular provisions of the contract between a Fund and the writer may excuse the writer from repurchasing the securities; for example, a change in the published rating of the underlying securities or any similar event that has an adverse effect on the issuer's credit or a provision in the contract that the put will not be exercised except in certain special cases, for example, to maintain portfolio liquidity. A Fund could, however, at any time sell the underlying portfolio security in the open market or wait until the portfolio security matures, at which time it should realize the full par value of the security.

    The securities purchased subject to a put, may be sold to third persons at any time, even though the put is outstanding, but the put itself, unless it is an integral part of the security as originally issued, may not be marketable or otherwise assignable. Therefore, the put would have value only to the Fund. Sale of the securities to third parties or lapse of time with the put unexercised may terminate the right to put the securities. Prior to the expiration of any put option, a Fund could seek to negotiate terms for the extension of such an option. If such a renewal cannot be negotiated on terms satisfactory to the Fund, the Fund could, of course, sell the security. The maturity of the underlying security will generally be different from that of the put. The Intermediate-Term Municipal and Pennsylvania Municipal Bond Funds will consider the "maturity" of a security subject to a put to be the first date on which it has the right to demand payment from the writer of the put although the final maturity of the security is later than such date.

    The Trust has received a private letter ruling from the Internal Revenue Service that, to the extent it purchases securities subject to the right to put them back to the seller in order to maintain liquidity to meet redemption requirements, it will be treated as the owner of those securities for federal income tax purposes. No assurance can be given that legislative, judicial or administrative changes may not be forthcoming which could modify the Trust's private letter ruling.

    TIME DEPOSITS--Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits with a withdrawal penalty are considered to be illiquid securities.

    U.S. GOVERNMENT OBLIGATIONS--Obligations issued by the U.S. Treasury or issued or guaranteed by agencies of the U.S. Government, and obligations issued or guaranteed by instrumentalities of the U.S. Government. Some of these securities are supported by the full faith and credit of the U.S. Treasury (E.G., Government National Mortgage Association securities), others are supported by the right of the issuer to borrow from the Treasury (E.G., Federal Farm Credit Bank securities), while still others are supported only by the credit of the instrumentality (E.G., Fannie Mae securities).

    VARIABLE AND FLOATING RATE INSTRUMENTS--Certain of the obligations purchased by the Fund may carry variable or floating rates of interest and may involve a conditional or unconditional demand feature. Such obligations may include variable amount master demand notes. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly or at some other interval, and may have a floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice period exceeding seven days may be considered illiquid if there is no secondary market for such security.

    WHEN-ISSUED SECURITIES--These securities involve the purchase of debt obligations on a when-issued basis, in which case delivery and payment normally take place within 45 days after the date of commitment to purchase. These securities are subject to market fluctuation due to changes in market interest rates, and it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed. Delivery of and payment for these securities may occur a month or more after the date of the purchase commitment. The Fund will maintain with the custodian a separate account with liquid securities or cash in an amount at least equal to these commitments. The interest rate realized on these securities is fixed as of the purchase date, and no interest accrues to the Fund before settlement. Although a Fund generally purchases securities on a when-issued or forward commitment basis with the intention of actually acquiring securities for its portfolio, a Fund may dispose of a when-issued security or forward commitment prior to settlement if the Adviser deems it appropriate to do so.

    The Funds will only make commitments to purchase obligations on a when-issued basis with the intention of actually acquiring the securities, but may sell them before the settlement date. The when-issued securities are subject to market fluctuation, and no interest accrues to the purchaser during this period. The payment obligation and the interest rate that will be received on the securities are each fixed at the time the purchaser enters into the commitment. Purchasing obligations on a when-issued basis is a form of leveraging and can involve a risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction itself. In that case there could be an unrealized loss at the time of delivery.

    The Funds will establish segregated accounts with the Custodian and will maintain liquid assets in an amount at least equal in value to the Funds' commitments to purchase when-issued securities.

                             DESCRIPTION OF RATINGS

    MUNICIPAL NOTE RATINGS. A Standard & Poor's Corporation ("S&P") note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in 3 years or less will likely receive a note rating. Notes maturing beyond 3 years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

    - Amortization schedule (the larger the final maturity relative to other maturities the more likely it will be treated as a note).

    - Source of Payment (the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note).

    Note rating symbols are as follows:

    SP-1 Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

    SP-2  Satisfactory capacity to pay principal and interest.

    Moody's Investors Service, Inc. ("Moody's") highest rating for state and municipal and other short-term notes is MIG-1 and VMIG-1. Short-term municipal securities rated MIG-1 or VMIG-1 are of the best quality. They have strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing or both. Municipal obligations rated MIG-2 and VMIG-2 are high quality. Margins of protection are ample although not so large as in the preceding group.

    MUNICIPAL AND CORPORATE BOND RATINGS. Bonds rated AAA have the highest rating S&P assigns to a debt obligation. Such a rating indicates an extremely strong capacity to pay principal and interest. Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degrees.

    Bonds rated A by S&P have a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

    Bonds which are rated Aaa by Moody's are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large, or an exceptionally stable, margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds rated Aa by Moody's are judged by Moody's to be of high quality by all standards. Together with bonds rated Aaa, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins or protection may not be as large as in Aaa-rated securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa-rated securities.

    Bonds which are rated A by Moody's possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

    Bonds which are rated Baa by Moody's are considered as medium-grade obligations (I.E., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

    COMMERCIAL PAPER RATINGS. Commercial paper rated A by S&P is regarded by S&P as having the greatest capacity for timely payment. Issues rated A are further refined by use of the numbers 1+, 1, 2 and 3 to indicate the relative degree of safety, issues rated A-1+ are those with an "overwhelming degree" of credit protection. Those rated A-1 reflect a "very strong" degree of safety regarding timely payment. Those rated A-2 reflect a "satisfactory" degree of safety regarding timely payment.

    Commercial paper issuers rated Prime-1 or Prime-2 by Moody's are judged by Moody's to be of "superior" quality and "strong" quality, respectively, on the basis of relative repayment capacity.

                                  RISK FACTORS

NON-DIVERSIFICATION

    The California Municipal Bond, Massachusetts Municipal Bond, New Jersey Municipal Bond, New York Municipal Bond, Ohio Tax Free, and Pennsylvania Tax Free Funds are non-diversified investment companies, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), which means that a relatively high percentage of assets of the Funds may be invested in the obligations of a limited number of issuers. Although the advisers generally do not intend to invest more than 5% of each Fund's assets in any single issuer (with the exception of securities which are issued or guaranteed by a national government), the value of shares of the Funds may be more susceptible to any single economic, political or regulatory occurrence than the shares of a diversified investment company would be. The Funds intend to satisfy the diversification requirements necessary to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"), which requires that the Funds be diversified (I.E., not invest more than 5% of their assets in the securities in any one issuer) as to 50% of their assets.

YEAR 2000

    The Trust depends on the smooth functioning of computer systems in almost every aspect of its business. Like other mutual funds, business and individuals around the world, the Trust could be adversely affected if the computer systems used by its service providers do not properly process dates on and after January 1, 2000 and distinguish between the year 2000 and the year 1900. The Trust has asked its service providers whether they expect to have their computer systems adjusted for the year 2000 transition, and received assurances from each that its system is expected to accommodate the year 2000 without material adverse consequences to the Trust. The Trust and its shareholders may experience losses if these assurances prove to be incorrect or as a result of year 2000 computer difficulties experienced by issuers of portfolio securities or third parties, such as custodians, banks, broker-dealers or others with which the Trust does business.

                             INVESTMENT LIMITATIONS

The following investment limitations apply to the Tax Free, Institutional Tax Free, California Tax Exempt, Intermediate-Term Municipal, Pennsylvania Municipal Bond, and Pennsylvania Tax Free Funds.

    No Fund may:

 1. Purchase securities of any issuer (except securities issued or guaranteed by the United States Government, its agencies or instrumentalities) if, as a result, more than 5% of the total assets of the Fund (based on current market value at the time of investment) would be invested in the securities of such issuer: provided, however, that the Fund may invest up to 25% of its total assets without regard to this restriction of, and as permitted by, Rule 2a-7.

 2. Purchase any securities which would cause more than 25% of the total assets of the Fund, based on current value at the time of such purchase, to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities.

 3. Borrow money except for temporary or emergency purposes and then only in an amount not exceeding 10% of the value of total assets. The California Tax Exempt Fund has a fundamental policy that to the extent such borrowing exceeds 5% of the value of the Fund's total assets, borrowing will be done from a bank and in accordance with the requirements of the 1940 Act. This borrowing provision is included solely to facilitate the orderly sale of portfolio securities to accommodate heavy redemption requests if they should occur and is not for investment purposes. All borrowings of the Funds, in excess of 5% of its total assets, will be repaid before making additional investments and any interest paid on such borrowings will reduce income.

 4. Purchase securities of other investment companies, except that the Intermediate-Term Municipal, Pennsylvania Municipal Bond and Pennsylvania Tax Free Funds may only purchase securities of money market funds, as permitted by the 1940 Act and the rules and regulations thereunder.

 5. Make loans, except that each Fund may purchase or hold debt instruments in accordance with its investment objective and policies and may enter into repurchase agreements, provided that repurchase agreements maturing in more than seven days, restricted securities and other illiquid securities are not to exceed, in the aggregate, 10% of the Fund's net assets, except for the Intermediate-Term Municipal Fund, for which it cannot exceed 15% of the Fund's net assets.

 6. Pledge, mortgage or hypothecate assets except to secure temporary borrowings permitted by (1) above in aggregate amounts not to exceed 10% of the net assets of such Fund taken at current value at the time of the incurrence of such loan.

 7. Invest in companies for the purpose of exercising control.

 8. Acquire more than 10% of the voting securities of any one issuer.

 9. Purchase or sell real estate, real estate limited partnership interests, commodities or commodities contracts including futures contracts. However, subject to its permitted investments, any Fund may invest in municipal securities or other obligations secured by real estate or other interests therein.

10. Make short sales of securities, maintain a short position or purchase securities on margin, except that the Fund may obtain short-term credits as necessary for the clearance of security transactions.

11. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

12. Issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings as described in this Statement of Additional Information or as permitted by rule, regulation or order of the SEC.

13. Purchase or retain securities of an issuer if, to the knowledge of the Trust, an officer, trustee, partner or director of the Trust or any investment adviser of the Trust owns beneficially more than 1/2 of 1% of the shares or securities of such issuer and all such officers, trustees, partners and directors owning more than 1/2 of 1% of such shares or securities together own more than 5% of such shares or securities.

14. Purchase securities of any company which has (with predecessors) a record of less than three years continuing operations (except (i) obligations issued or guaranteed by the United States Government, its agencies or instrumentalities, or (ii) municipal securities which are rated by at least two nationally recognized municipal bond rating services or determined by the Adviser or Sub-Adviser to be of "high quality") if, as a result, more than 5% of the total assets (taken at current value) would be invested in such securities.

15. Purchase warrants, calls, straddles, spreads or combinations thereof, except as permitted by this Statement of Additional Information.

16. Invest in interests in oil, gas or other mineral exploration or development programs. The Institutional Tax Free Fund and the California Tax Exempt Fund may not invest in oil, gas or mineral leases.

17. Invest more than 25% of total assets in issues within the same state or similar type projects (except in specified categories). This investment limitation applies to the Intermediate-Term Municipal Fund, Tax Free Fund, Institutional Tax Free Fund, and Pennsylvania Municipal Bond Fund. For the Pennsylvania Municipal Bond Fund, this limitation does not apply to the extent stated in its investment objective and policies.

    The foregoing percentages (except the limitation on borrowing) will apply at the time of the purchase of a security. These investment limitations and the investment limitations in each Prospectus are fundamental policies of the Trust and may not be changed without shareholder approval. It is a fundamental policy of the Intermediate-Term Municipal and Pennsylvania Municipal Bond Funds to abide by the maturity restrictions and to invest solely in the permitted investments described in this Statement of Additional Information and in their respective Prospectuses.

                            ------------------------

    The following investment limitations and non-fundamental policies apply to the California Municipal Bond, Massachusetts Municipal Bond, New Jersey Municipal Bond, Ohio Tax Free and New York Municipal Bond Funds.

No Fund may:

1. Purchase any securities which would cause more than 25% of the total assets of the Fund, based on current value at the time of such purchase, to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities or to investments in tax-exempt securities issued by governments or political subdivisions of governments.

2. Borrow money in an amount exceeding 33 1/3% of the value of its total assets, provided that for purposes of this limitation, investment strategies which either obligate the Fund to purchase securities or require the Fund to segregate assets are not considered to be borrowings. To the extent that its borrowings exceed 5% of its assets (i) all borrowings will be repaid before making additional investments and any interest paid on such borrowings will reduce income; and (ii) asset coverage of at least 300% is required.

3. Make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that each Portfolio may (i) purchase or hold debt instruments in accordance with its investment objective and policies;
    (ii) enter into repurchase agreements; and (iii) lend its securities.

4. Purchase or sell real estate, physical commodities, or commodities contracts, except that each Portfolio may purchase (i) marketable securities issued by companies which own or invest in real estate (including real estate investment trusts), commodities, or commodities contracts, and (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

5. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

6. Issue senior securities (as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), except as permitted by rule, regulation or order of the SEC.

7. Invest in interests in oil, gas or other mineral exploration or development programs and oil, gas or mineral leases.

NON-FUNDAMENTAL POLICIES

    The following investment limitations are non-fundamental policies and may be changed without shareholder approval.

1. Pledge, mortgage or hypothecate assets except to secure borrowings permitted by the Portfolio's fundamental limitation on borrowing.

2.  Invest in companies for the purpose of exercising control.

3. Purchase securities on margin or effect short sales, except that each Fund may (i) obtain short-term credits as necessary for the clearance of security transactions, (ii) provide initial and variation margin payments in connection with transactions involving futures contracts and options on such contracts, and (iii) make short sales "against the box" or in compliance with the SEC's position regarding the asset segregation requirements of Section 18 of the 1940 Act.

4. Purchase securities which are not readily marketable if, in the aggregate, more than 15% (10% for the Ohio Tax Free Fund) of its total assets would be invested in such securities.

5. Purchase or hold illiquid securities, I.E., securities that cannot be disposed of for their approximate carrying value in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its total assets would be invested in illiquid securities.

6. Invest its assets in securities of any investment company, except as permitted by the 1940 Act.

    The foregoing percentages will apply at the time of the purchase of a security and shall not be violated unless an excess or deficiency occurs, immediately after or as a result of a purchase of such security.

                           STATE SPECIFIC DISCLOSURE

    The following information constitutes only a brief summary, and is not intended as a complete description.

SPECIAL CONSIDERATIONS RELATING TO CALIFORNIA MUNICIPAL SECURITIES

    The ability of issuers to pay interest on, and repay principal of, California municipal securities ("California Municipal Securities") may be affected by (1) amendments to the California Constitution and related statutes that limit the taxing and spending authority of California government entities, and related civil actions, (2) a wide variety of California laws and regulations, and (3) the general financial condition of the State of California.

    There could be economic, business or political developments which might affect all Municipal Securities of a similar type. To the extent that a significant portion of the Fund's assets are invested in

Municipal Securities payable from revenues on similar projects, the Fund will be subject to the risks presented by such projects to a greater extent than it would be if the Fund's assets were not so invested. Moreover, in seeking to attain its investment objective the Fund may invest all or any part of its assets in Municipal Securities that are industrial development bonds.

    CALIFORNIA RISK FACTORS. Under normal conditions, the Fund will be fully invested in obligations which produce income exempt from federal income tax and California state income tax. Accordingly, the Fund will have considerable investments in California municipal obligations. As a result, the Fund will be more susceptible to factors which adversely affect issuers of California obligations than a mutual fund which does not have as great a concentration in California municipal obligations.

    An investment in the Fund will be affected by the many factors that affect the financial condition of the State of California. For example, financial difficulties of the State, its counties, municipalities and school districts that hinder efforts to borrow and credit ratings are factors which may affect the Fund.

    ADDITIONAL CONSIDERATIONS. With respect to Municipal Securities issued by the State of California and its political subdivisions, as well as certain other governmental issuers such as the Commonwealth of Puerto Rico, the Trust cannot predict what legislation, if any, may be proposed in the California State Legislature as regards the California State personal income tax status of interest on such obligations, or which proposals, if any, might be enacted. Such proposals, if enacted, might materially adversely affect the availability of California Municipal Securities for investment by the Portfolios and the value of the Portfolios' investments.

SPECIAL CONSIDERATIONS RELATING TO MASSACHUSETTS MUNICIPAL SECURITIES

    MASSACHUSETTS RISK FACTORS. Under normal conditions, the Fund will be fully invested in obligations which produce income exempt from federal income tax and Massachusetts state tax. Accordingly, the Fund will have considerable investments in Massachusetts municipal obligations. As a result, the Fund will be more susceptible to factors which adversely affect issuers of Massachusetts obligations than a mutual fund which does not have as great a concentration in Massachusetts municipal obligations.

    An investment in the Fund will be affected by the many factors that affect the financial condition of the Commonwealth of Massachusetts. For example, financial difficulties of the Commonwealth, its counties, municipalities and school districts that hinder efforts to borrow and credit ratings are factors which may affect the Fund.

SPECIAL CONSIDERATIONS RELATING TO NEW JERSEY MUNICIPAL SECURITIES

    NEW JERSEY RISK FACTORS. Under normal conditions, the Fund will be fully invested in obligations which produce income exempt from federal income tax and New Jersey state tax. Accordingly, the Fund will have considerable investments in New Jersey municipal obligations. As a result, the Fund will be more susceptible to factors which adversely affect issuers of New Jersey obligations than a mutual fund which does not have a great concentration in New Jersey municipal obligations.

    An investment in the Fund will be affected by the many factors that affect the financial condition of the State of New Jersey. For example, financial difficulties of the State, its counties, municipalities and school districts, that hinder efforts to borrow and credit ratings are factors which may affect the Fund.

SPECIAL CONSIDERATIONS RELATING TO NEW YORK MUNICIPAL SECURITIES

    REVENUES AND EXPENDITURES. New York's Governmental Funds receive a majority of their revenues from taxes levied by the State. Investment income, fees and assessments, abandoned property collections, and other varied sources supply the balance of the receipts for these Funds. New York's major expenditures are grants to local governments.

    NEW YORK RISK FACTORS. The Fund's concentration in investments in New York Municipal Securities involves greater risk than if their investments were more diversified. These risks result from (1) amendments to the New York Constitution and other statutes that limit the taxing and spending authority of New York government entities; (2) the general financial condition of the State of New York, and (3) a variety of New York laws and regulations that may affect, directly or indirectly, New York municipal securities. The ability of issuers of Municipal Securities to pay interest on, or repay principal of, Municipal Securities may be impaired as a result. The Fund's yield and share price are sensitive to political and economic developments within the State of New York, and to the financial condition of the State, its public authorities, and political subdivisions, particularly the City of New York. In the recent past, both the State and the City experienced financial difficulties related to the poor economic performance and recurring deficits. The State's credit standing has been reduced, and its ability to provide assistance to its public authorities and political subdivisions could be impaired.

    NEW YORK CITY. The fiscal health of the State is closely related to the fiscal health of its localities, particularly the City, which has required significant financial assistance from the State in recent years.

SPECIAL CONSIDERATIONS RELATING TO PENNSYLVANIA MUNICIPAL SECURITIES

    REVENUES AND EXPENDITURES. The Constitution of Pennsylvania provides that operating budget appropriations may not exceed the estimated revenues and available surplus in the fiscal year for which funds are appropriated. Annual budgets are enacted for the General Fund and for certain special revenue funds which represent the majority of expenditures of the Commonwealth. Pennsylvania's Governmental Funds receive a majority of their revenues from taxes levied by the Commonwealth. Interest earnings, licenses and fees, lottery ticket sales, liquor store profits, miscellaneous revenues, augmentations and federal government grants supply the balance of the receipts of these funds.

    PENNSYLVANIA RISK FACTORS. Under normal conditions the Fund will be fully invested in obligations which produce interest income from federal income tax and Pennsylvania state income tax. Accordingly, the Fund will have considerable investments in Pennsylvania municipal obligations. As a result, the Fund will be more susceptible to factors which adversely affect issuers of Pennsylvania obligations than a mutual fund which does not have as great a concentration in Pennsylvania municipal obligations.

    An investment in the Fund will be affected by the many factors that affect the financial condition of the Commonwealth of Pennsylvania. For example, financial difficulties of the Commonwealth, its counties, municipalities and school districts that hinder efforts to borrow and lower credit ratings are factors which may affect the Fund.

    LOCAL GOVERNMENT DEBT. Local government in Pennsylvania consists of numerous individual units. Each unit is distinct and independent of other local units, although they may overlap geographically. There is extensive general legislation applying to local government. Municipalities may also issue revenue obligations without limit and without affecting their general obligation borrowing capacity if the obligations are projected to be paid solely from project revenues. Municipal authorities and industrial development authorities are also widespread in Pennsylvania.

                                  THE MANAGER

    The Trust and SEI Investments Fund Management ("SEI Management" or the "Manager") have entered into a Management Agreement (the "Management Agreement"). The Management Agreement provides that the Manager shall not be liable for any error of judgement or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Management Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Manager in the performance of its duties or from reckless disregard of its duties and obligations thereunder.

    The continuance of the Management Agreement must be specifically approved at least annually (i) by the vote of a majority of the Trustees or by the vote of a majority of the outstanding voting securities of the Fund, and (ii) by the vote of a majority of the Trustees of the Trust who are not parties to the Management Agreement or an "interested person" (as that term is defined in the 1940 Act) of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Management Agreement is terminable at any time as to any Fund without penalty by the Trustees of the Trust, by a vote of a majority of the outstanding shares of the Fund or by the Manager on not less than 30 days' nor more than 60 days' written notice.

    The Manager, a Delaware business trust, has its principal business offices at Oaks, Pennsylvania 19456. SEI Investments Management Corporation, a wholly-owned subsidiary of SEI Investments Company ("SEI Investments"), is the owner of all beneficial interest in the Manager. SEI Investments and its subsidiaries and affiliates, including the Manager, serve as administrator or sub-administrator to the following other mutual funds: The Achievement Funds Trust, The Advisors' Inner Circle Fund, Alpha Select Funds, The Arbor Fund, ARK Funds, Armada Funds, Bishop Street Funds, Boston 1784
Funds-Registered Trademark-, CrestFunds, Inc., CUFUND, The Expedition Funds, First American Funds, Inc., First American Investment Funds, Inc., First American Strategy Funds, Inc., HighMark Funds, Monitor Funds, The Nevis Funds, Oak Associates Funds, The PBHG Funds, Inc., PBHG Advisor Funds, Inc., PBHG Insurance Series Fund, Inc., The Pillar Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, STI Classic Funds, STI Classic Variable Trust and TIP Funds.

    For the fiscal years ended August 31, 1996, 1997, and 1998, the Funds paid management fees, after waivers and/or reimbursements as follows:

                                                                                FEES WAIVED OR
                                                       FEES PAID (000)         REIMBURSED (000)
                                                    ----------------------  ----------------------
FUND                                                 1996    1997    1998    1996    1997    1998
--------------------------------------------------  ------  ------  ------  ------  ------  ------
Tax Free Fund.....................................  $1,099  $1,420  $$1,852 $  158  $    0  $    0
Institutional Tax Free Fund.......................  $1,697  $2,472  $2,706  $1,283  $1,080  $1,032
California Tax Exempt Fund........................  $  581  $  848  $1,085  $  305  $  158  $  101
Intermediate-Term Municipal Fund..................  $  279  $  412  $  793  $   74  $   40  $   95
Pennsylvania Municipal Bond Fund..................  $  183  $  200  $  221  $  174  $  140  $  124
Pennsylvania Tax Free Fund........................  $   66  $   93  $  112  $   43  $   43  $   34
Ohio Tax Free Bond Fund...........................    *       *       *       *       *       *
California Municipal Bond Fund....................    *       *     $ .081    *       *     $ .007
Massachusetts Municipal Bond Fund.................    *       *     $ .045    *       *     $ .003
New Jersey Municipal Bond Fund....................    *       *     $ .054    *       *     $ .005
New York Municipal Bond Fund......................    *       *     $ .058    *       *     $ .005

------------------------

* Not in operation during the period.

                         THE ADVISERS AND SUB-ADVISERS

    SEI Investments Management Corporation ("SIMC" or the "Adviser") serves as investment adviser to the Fund. SIMC is a wholly-owned subsidiary of SEI Investments, a financial services company. The principal business address of SIMC and SEI Investments is Oaks, Pennsylvania 19456. SEI Investments was founded in 1968 and is a leading provider of investment solutions to banks, institutional investors, investment advisers and insurance companies. Affiliates of SIMC have provide consulting advice to institutional investors for more than 20 years, including advice regarding the selection and evaluation of investment advisers. SIMC currently serves as manager to more than 46 investment companies, including more than 387 funds, with more than $128 billion in assets as of May 31, 1998.

    SIMC acts as the investment adviser to the Massachusetts Municipal Bond, New York Municipal Bond, California Municipal Bond, New Jersey Municipal Bond and Intermediate-Term Municipal Funds and operates as a "manager of managers." As Adviser, SIMC oversees the investment advisory services provided to the Funds and manages the cash portion of the Funds' assets. Pursuant to separate sub-advisory agreements with SIMC, and under the supervision of the Adviser and the Board of Trustees, the sub-advisers are responsible for the day-to-day investment management of all or a discrete portion of the assets of the Funds. Sub-advisers are selected based primarily upon the research and recommendations of SIMC, which evaluates quantitatively and qualitatively the sub-advisers' skills and investment results in managing assets for specific asset classes, investment styles and strategies. Subject to Board review, SIMC allocates and, when appropriate, reallocates the Funds' assets to the sub-advisers, monitors and evaluates the sub-advisers' performance, and oversees sub-adviser compliance with the Funds' investment objectives, policies and restrictions. SIMC HAS THE ULTIMATE RESPONSIBILITY FOR THE INVESTMENT PERFORMANCE OF THE INTERMEDIATE TERM MUNICIPAL, CALIFORNIA MUNICIPAL BOND, MASSACHUSETTS MUNICIPAL BOND, NEW JERSEY MUNICIPAL BOND, AND NEW YORK MUNICIPAL BOND FUNDS DUE TO ITS RESPONSIBILITY TO OVERSEE SUB-ADVISERS AND RECOMMEND THEIR HIRING, TERMINATION AND REPLACEMENT.

    For the fiscal year ended August 31, 1998, the Intermediate Term Municipal, California Municipal Bond, Massachusetts Municipal Bond, New Jersey Municipal Bond, and New York Municipal Bond Funds paid advisory fees, after waivers, of
 .33% of its average daily net assets. SIMC pays the sub-advisers out its investment advisory fees.

    SIMC and the Trust have obtained an exemptive order from the Securities and Exchange Commission ("SEC") that permits SIMC, with the approval of the Trust's Board of Trustees, to retain sub-advisers unaffiliated with SIMC for the Funds without submitting the sub-advisory agreements to a vote of the Funds' shareholders. The exemptive relief permits the disclosure of only the aggregate amount payable by SIMC under all such sub-advisory agreements. The Funds will notify shareholders in the event of any additional or change in the identity of their sub-advisers.

    Morgan Grenfell Capital Management Incorporated ("Morgan Grenfell"), acts as investment adviser to the Pennsylvania Municipal Bond Fund. Morgan Grenfell is a wholly-owned, U.S. based subsidiary of Morgan Grenfell Asset Management and was organized in 1985. As of October 30, 1998, total assets under management by Morgan Grenfell were approximately $12.6 million. The principal business address of Morgan Grenfell is 885 Third Avenue, 32nd Floor, New York, New York 10022.

    Weiss, Peck & Greer, L.L.C., ("Weiss Peck"), serves as investment adviser to the California Tax Exempt, Pennsylvania Tax Free, Institutional Tax Free and Tax Free Funds. The Weiss Peck invests the assets of the Fund, and continuously reviews, supervises and administers the investment program of the Fund. Weiss Peck is a limited liability company founded as a limited partnership in 1970, and engages in investment management, venture capital management and management buyouts. Weiss Peck has been active since its founding in managing portfolios of tax exempt securities. As of August 31, 1998, total assets under management were approximately $15 billion. The principal business address of Weiss Peck is One New York Plaza, New York, New York 10004.

    Standish, Ayer & Wood, Inc. ("SAW"), serves as investment sub-adviser to the Massachusetts Municipal Bond, New York Municipal Bond and Intermediate-Term Municipal Funds. SAW which was founded in 1933, is a Subchapter S Corporation organized under the laws of the Commonwealth of Massachusetts that is completely owned by its 22 directors, all of whom are actively engaged in the management of the corporation. SAW has been providing investment management services to institutions and managing municipal securities since 1934. As of September 30, 1998, total assets under management were $45.9 billion. The principal offices are located at One Financial Center, Boston, Massachusetts 02111.

    Van Kampen Management, Inc. ("Van Kampen"), serves as investment sub-adviser to the New Jersey Municipal Bond and California Municipal Bond Funds. Van Kampen is an indirect, wholly-owned subsidiary of Morgan Stanley Dean Witter & Co., and was founded in 1974. As of September 30, 1998, assets under management were approximately $57 billion. The principal business address is One Parkview Plaza, Oakbrook Terrace, Illinois 60181.

    Each Advisory Agreement or Sub-Advisory Agreement provides that each Adviser or Sub-Adviser shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

    The continuance of each Advisory or Sub-Advisory Agreement after the first two (2) years must be specifically approved at least annually (i) by the vote of a majority of the outstanding shares of that Fund or by the Trustees, and (ii) by the vote of a majority of the Trustees who are not parties to such Advisory or Sub-Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. Each Advisory or Sub-Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to a Fund, by a majority of the outstanding shares of that Fund, on not less than 30 days' nor more than 60 days' written notice to the Adviser or Sub-Adviser, or by the Adviser or Sub-Adviser on 90 days' written notice to the Trust.

    For the fiscal years ended August 31, 1996, 1997 and 1998, the Funds paid advisory fees, after waivers and/or reimbursements as follows:

                                                                         FEES WAIVED OR
                                                     FEES PAID (000)    REIMBURSED (000)
                                                    ------------------  ----------------
FUND                                                1996  1997   1998   1996  1997  1998
--------------------------------------------------  ----  ----  ------  ----  ----  ----
Tax Free Fund.....................................  $137  $153  $  200  $ 0   $ 0   $  0
Institutional Tax Free Fund.......................  $325  $384  $  404  $ 0   $ 0   $  0
California Tax Exempt Fund........................  $151  $170  $  201  $ 0   $ 0   $  0
Intermediate-Term Municipal Fund+.................  $254  $622  $1,221  $ 0   $ 0   $  0
Pennsylvania Municipal Bond Fund..................  $202  $195  $  198  $ 0   $ 0   $  0
Pennsylvania Tax Free Fund........................  $ 12  $ 15  $   16  $ 0   $ 0   $  0
Ohio Tax Free Bond Fund...........................   *     *      *      *     *     *
California Municipal Bond Fund....................   *     *    $ .055   *     *    $  0
Massachusetts Municipal Bond Fund.................   *     *    $ .030   *     *    $  0
New Jersey Municipal Bond Fund....................   *     *    $ .037   *     *    $  0
New York Municipal Bond Fund......................   *     *    $ .039   *     *    $  0

------------------------

* Not in operation during the period.

+ Amounts paid for the Fund since April 16, 1996, were paid to SIMC, who paid
  Standish, Ayer & Wood out this advisory fee.

                     DISTRIBUTION AND SHAREHOLDER SERVICING

    The Trust has adopted Distribution Plans for Class D and CNI Class shares of the Funds (the "Plans") in accordance with the provisions of Rule 12b-1 under the 1940 Act, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. In this regard, the Board of Trustees has determined that the Plans and the Distribution Agreement are in the best interests of the shareholders. Continuance of the Plans must be approved annually by a majority of the Trustees of the Trust and by a majority of the trustees who are not "interested persons" of the Trust as that term is defined in the 1940 Act and who have no direct or indirect financial interest in the operation of a Distribution Plan or in any agreements related thereto ("Qualified Trustees"). The Plans require that quarterly written reports of amounts spent under the Plans and the purposes of such expenditures be furnished to and reviewed by the Trustees. The Plans may not be amended to increase materially the amount which may be spent thereunder without approval by a majority of the outstanding shares of the Fund or class affected. All material amendments of the Plans will require approval by a majority of the Trustees of the Trust and of the Qualified Trustees.

    The Plans provide that the Trust will pay the Distributor a fee on the Class D and CNI Class shares of the Fund. The Distributor may use this fee for: (i) compensation for its services in connection with distribution assistance or provision of shareholder services or (ii) payments to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies and investment counselors, broker-dealers and the Distributor's affiliates and subsidiaries as compensation for services or reimbursement of expenses incurred in connection with distribution assistance or provision of shareholder services.

    The Funds have also adopted shareholder servicing plans for their Class A, Class B, Class C and CNI Class shares (the "Service Plans"), and Administrative Services Plans for their Class B and Class C shares. Under these Service and Administrative Services Plans, the Distributor may perform, or may compensate other service providers for performing, the following shareholder and administrative services: maintaining client accounts; arranging for bank wires; responding to client inquiries concerning services provided on investments; assisting clients in changing dividend options, account designations and addresses; sub-accounting; providing information on share positions to clients; forwarding shareholder communications to clients; processing purchase, exchange and redemption orders; and processing dividend payments. Under the Service and Administrative Services Plans, the Distributor may retain as a profit any difference between the fee it receives and the amount it pays to third parties.

    For the fiscal year ended August 31, 1998, the Funds paid the following amounts pursuant to the Distribution Plans:

                                                           AMOUNT PAID TO
                                                           THIRD PARTIES
                                                           BY DISTRIBUTOR
                                                                 OF                   PROSPECTUS
                                                           DISTRIBUTION-              PRINTING &         COSTS
                                        TOTAL     BASIS       RELATED        SALES     MAILING      ASSOCIATED WITH
FUND/CLASS                              AMOUNT    POINTS      SERVICES      EXPENSES    COSTS        REGISTRATION
------------------------------------  ----------  ------   --------------   --------  ----------   -----------------
California Tax Exempt Fund -- CNI
  Class+............................  $2,317,222     .50%    $        0     $    0     $     0          $     0
Tax Free Fund -- Class D............  $        4     .25%    $        0     $    0     $     0          $     0

------------------------

+ Formerly the Class C shares; converted to Class G shares on March 18, 1996, and were renamed CNI Class shares effective on December 31, 1997.

    Except to the extent that the Manager or Advisers benefitted through increased fees from an increase in the net assets of the Trust which may have resulted in part from the expenditures, no interested person of the Trust nor any Trustee of the Trust who is not an interested person of the Trust had a direct or indirect financial interest in the operation of the Distribution Plans or related agreements.

    For the fiscal years ended August 31, 1996, 1997 and 1998, the aggregate sales charges payable to the Distributor with respect to the Class D shares of the Tax Free Fund were as follows:

                        AGGREGATE SALES CHARGE      AMOUNT RETAINED
               YEAR     PAYABLE TO DISTRIBUTOR      BY DISTRIBUTOR
               ----     ----------------------      ---------------
               1996            $17,368                  $1,614
               1997            $     0                  $    0
               1998            $     0                  $    0

                       TRUSTEES AND OFFICERS OF THE TRUST

    The management and affairs of the Trust are supervised by the Trustees under the laws of the Commonwealth of Massachusetts. The Trustees have approved contracts under which, as described above, certain companies provide essential management services to the Trust.

    The Trustees and Executive Officers of the Trust, their respective dates of birth, and their principal occupations for the last five years are set forth below. Each may have held other positions with the named companies during that period. Unless otherwise noted, the business address of each Trustee and each Executive Officer is SEI Investments Company, Oaks, Pennsylvania 19456. Certain officers of the Trust also serve as officers of some or all of the following:
The Achievement Funds Trust, The Advisors' Inner Circle Fund, Alpha Select Funds, The Arbor Fund, ARK Funds, Armada Funds, Bishop Street Funds, Boston 1784 Funds-Registered Trademark-, CrestFunds, Inc., CUFUND, The Expedition Funds, First American Funds, Inc., First American Investment Funds, Inc., First American Strategy Funds, Inc., HighMark Funds, Monitor Funds, The Nervis Fund, Inc., Oak Associates Funds, The Parkstone Group of Funds, The PBHG Funds, Inc., PBHG Advisor Funds, Inc., PBHG Insurance Series Fund, Inc., The Pillar Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, STI Classic Funds, STI Classic Variable Trust, and TIP Funds, each of which is an open-end management investment company managed by SEI Investments Fund Management or its affiliates and, except for PBHG Advisor Funds, Inc., distributed by SEI Investments Distribution Co.

    ROBERT A. NESHER (DOB 08/17/46)--Chairman of the Board of Trustees--Currently performs various services on behalf of SEI Investments for which Mr. Nesher is compensated. Executive Vice President of SEI Investments, 1986-1994. Director and Executive Vice President of SEI Investments Management Corporation, the Manager and the Distributor, 1981-1994. Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, Boston 1784
Funds-Registered Trademark-, The Expedition Funds, Marquis
Funds-Registered Trademark-, Oak Associates Funds, Pillar Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, SEI Liquid Asset Trust and SEI Insurance Products Trust.

    WILLIAM M. DORAN (DOB 05/26/40)--Trustee*--1701 Market Street, Philadelphia, PA 19103. Partner, Morgan, Lewis & Bockius LLP (law firm), counsel to the Trust, SEI Investments, SEI Investments Management Corporation, the Manager and the Distributor. Director and Secretary of SEI Investments and Secretary of SEI Investments Management Corporation, the Manager and the Distributor. Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, The Expedition Funds, Marquis Funds-Registered Trademark-, Oak Associates Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, SEI Liquid Asset Trust and SEI Insurance Products Trust.

    F. WENDELL GOOCH (DOB 12/03/32)--Trustee**--President, Orange County Publishing Co., Inc.; Publisher, Paoli News and Paoli Republican; and Editor, Paoli Republican, October 1981-January 1997. President, H&W Distribution, Inc., since July 1984. Executive Vice President, Trust Department, Harris Trust and Savings Bank and Chairman of the Board of Directors of The Harris Trust Company of Arizona before January 1981. Trustee of SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, SEI Liquid Asset Trust, SEI Insurance Products Trust, STI Classic Funds and STI Classic Variable Trust.

    JAMES M. STOREY (DOB 04/12/31)--Trustee**--Partner, Dechert Price & Rhoads, from September 1987-December 1993. Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, The Expedition Funds, Marquis Funds-Registered Trademark-, Oak Associates Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, SEI Liquid Asset Trust and SEI Insurance Products Trust.

    GEORGE J. SULLIVAN, JR. (DOB 11/13/42)--Trustee**--Chief Executive Officer, Newfound Consultants Inc. since April 1997. General Partner, Teton Partners, L.P., June 1991-December 1996; Chief Financial Officer, Noble Partners, L.P., March 1991-December 1996; Treasurer and Clerk, Peak Asset Management, Inc., since 1991; Trustee, Navigator Securities Lending Trust, since 1995. Trustee of SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Liquid Asset Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Institutional International Trust and SEI Insurance Products Trust.

    EDWARD D. LOUGHLIN (DOB 03/07/51)--President and Chief Executive Officer--Executive Vice President and President--Asset Management Division of SEI Investments, SEI Investments Management Corporation, and the Manager since 1994. Senior Vice President, SEI Investments, 1986-1991; Vice President, SEI Investments, 1981-1986.

    TODD B. CIPPERMAN (DOB 02/14/66)--Vice President and Assistant Secretary--Vice President and Assistant Secretary of SEI Investments, SEI Investments Management Corporation, the Manager and the Distributor since 1995. Associate, Dewey Ballantine (law firm), 1994-1995. Associate, Winston & Strawn (law firm), 1991-1994.

    JAMES R. FOGGO (DOB 06/30/64)--Vice President and Assistant Secretary--Vice President and Assistant Secretary of the Administrator and the Distributor since 1998. Associate, Paul Weiss, Rifkind,

Wharton & Garrison (law firm), 1998. Associate, Baker & McKenzie (law firm), 1995-1998. Associate, Battle Fowler L.L.P. (law firm), 1993-1995. Operations Manager, The Shareholder Services Group, Inc., 1986-1990.

    LYDIA A. GAVALIS (DOB 06/05/64)--Vice President and Assistant
Secretary--Vice President and Assistant Secretary of the Administrator and the Distributor since 1998. Assistant General Counsel and Director of Arbitration, Philadelphia Stock Exchange, 1989-1998.

    KATHY HEILIG (DOB 12/21/58)--Vice President and Assistant
Secretary--Treasurer of SEI Investments Company since 1997; Assistant Controller of SEI Investments Company since 1995; Vice President of SEI Investments Company since 1991; Director of Taxes of SEI Investments Company 1987 to 1991. Tax Manager, Arthur Anderson LLP prior to 1987.

    JOSEPH M. O'DONNELL (DOB 11/13/54)--Vice President and Assistant Secretary--Vice President and Assistant Secretary of SEI Investments Management Corporation, the Administrator and the Distributor since 1998. Vice President and General Counsel, FPS Services, Inc., 1993-1997. Staff Counsel and Secretary, Provident Mutual Family of Funds, 1990-1993.

    SANDRA K. ORLOW (DOB 10/18/53)--Vice President and Assistant
Secretary--Secretary of the Distributor since 1998; Vice President of the Distributor since 1988. Vice President and Assistant Secretary of SEI Investments Management Corporation, and the Manager since 1988. Assistant Secretary of the Distributor from 1988 to 1998.

    CYNTHIA M. PARRISH (DOB 10/23/59)--Vice President and Assistant Secretary--Vice President and Assistant Secretary of the SEI Investments, SEI Investments Management Corporation, the Manager and the Distributor since August 1997. Branch Chief, Division of Enforcement, U.S. Securities and Exchange Commission, January 1995--August 1997. Senior Counsel--Division of Enforcement, U.S. Securities and Exchange Commission, September 1992--January 1995. Staff Attorney--Division of Enforcement, U.S. Securities and Exchange Commission, January 1995--August 1997.

    KEVIN P. ROBINS (DOB 04/15/61)--Vice President and Assistant Secretary--Senior Vice President and General Counsel of SEI Investments, SEI Investments Management Corporation, the Manager and the Distributor since 1994. Assistant Secretary of SEI Investments since 1992; Secretary of SEI Investments Management Corporation, and the Manager since 1994. Vice President, General Counsel and Assistant Secretary of SEI Investments Management Corporation, the Manager and the Distributor, 1992-1994. Associate, Morgan, Lewis & Bockius LLP (law firm), 1988-1992.

    LYNDA J. STRIEGEL (DOB 10/30/48)--Vice President and Assistant Secretary--Vice President and Assistant Secretary of the Administrator and the Distributor since 1998. Senior Asset Management Counsel, Barnett Banks, Inc. (1997-1998). Partner, Groom and Nordberg, Chartered, 1996-1997. Associate General Counsel, Riggs Bank, N.A., 1991-1995.

    RICHARD W. GRANT (DOB 10/25/45)--Secretary--1701 Market Street, Philadelphia, PA 19103. Partner, Morgan, Lewis & Bockius LLP (law firm), counsel to the Trust, SEI Investments, SEI Investments Management Corporation, the Manager and the Distributor.

    MARK E. NAGLE (DOB 10/20/59)--Controller and Chief Financial Officer--Vice President of Fund Accounting and Administration for SEI Fund Resources and Vice President of the Manager since 1996. Vice President of the Distributor since December 1997. Vice President, Fund Accounting, BISYS Fund Services, September 1995 to November 1996. Senior Vice President and Site Manager, Fidelity Investments 1981 to September 1995.

------------------------

 * Messrs. Nesher and Doran are Trustees who may be deemed to be "interested persons" of the Trust as the term is defined in the 1940 Act.

** Messrs. Gooch, Storey, Sullivan and Morris serve as members of the Audit
   Committee of the Trust.

    The Trustees and officers of the Trust own less than 1% of the outstanding shares of the Trust. The Trust pays the fees for unaffiliated Trustees. Compensation of officers and affiliated Trustees of the Trust is paid by the Manager.

    The following table sets forth information about the compensation paid to the Trustees for the fiscal year ended August 31, 1998:

                                                             PENSION OR                        TOTAL COMPENSATION FROM
                                           AGGREGATE         RETIREMENT          ESTIMATED           REGISTRANT
                                         COMPENSATION     BENEFITS ACCRUED        ANNUAL          AND FUND COMPLEX
                                        FROM REGISTRANT      AS PART OF        BENEFITS UPON      PAID TO TRUSTEES
NAME OF PERSON AND POSITION             FOR FYE 8/31/98     FUND EXPENSES       RETIREMENT         FOR FYE 8/31/98
--------------------------------------  ---------------  -------------------  ---------------  -----------------------
Robert A. Nesher, Trustee.............     $       0                N/A                N/A               $0
William M. Doran, Trustee.............     $       0                N/A                N/A               $0
F. Wendell Gooch, Trustee.............     $  14,086                N/A                N/A     $101,000 for services
                                                                                                 on 8 boards
Frank E. Morris, Trustee..............     $  14,086                N/A                N/A     $101,000 for service on
                                                                                                 8 boards
James M. Storey, Trustee..............     $  14,086                N/A                N/A     $101,000 for service on
                                                                                                 8 boards
George J. Sullivan, Trustee...........     $  14,086                N/A                N/A     $101,000 for services
                                                                                                 on 8 boards

    Mr. Edward W. Binshadler is a Trustee Emeritus of the Trust. Mr. Binshadler serves as a consultant to the Audit Committee and receives as compensation, $5,000 per Audit Committee meeting attended.

                                  PERFORMANCE

    From time to time, the Funds may advertise yield and/or total return. These figures will be based on historical earnings and are not intended to indicate future performance.

    The current yield of the Funds that are money market funds is calculated daily based upon the 7 days ending on the date of calculation ("base period"). The yield is computed by determining the net change (exclusive of capital changes) in the value of a hypothetical pre-existing shareholder account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts and dividing such net change by the value of the account at the beginning of the same period to obtain the base period return and multiplying the result by (365/7). Realized and unrealized gains and losses are not included in the calculation of the yield.

    The Funds compute their effective compound yield by determining the net changes, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula: Effective Yield = {(Base Period Return + 1)TO THE POWER OF 365/7} - 1. The current and the effective yields reflect the reinvestment of net income earned daily on fund assets.

    From time to time, the Intermediate-Term Municipal, Pennsylvania Municipal Bond, California Municipal Bond, Massachusetts Municipal Bond, New Jersey Municipal Bond, and New York Municipal Bond Funds may advertise yield. These figures will be based on historical earnings and are not intended to indicate future performance. The yield of these Funds refers to the annualized income generated by an investment in the Funds over a specified 30-day period. The yield is calculated by assuming that the income generated by the investment during that period generated each period over one year and is shown as a percentage of the investment. In particular, yield will be calculated according to the following formula:

    Yield = 2([(a-b)/(cd) + 1)]TO THE POWER OF 6 - 1) where a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursement); c = the current daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period.

    Actual yields will depend on such variables as asset quality, average asset maturity, the type of instruments a Fund invests in, changes in interest rates on money market instruments, changes in the expenses of the Funds and other factors.

    Yields are one basis upon which investors may compare the Funds with other money market funds; however, yields of other money market mutual funds and other investment vehicles may not be comparable because of the factors set forth above and differences in the methods used in valuing portfolio instruments.

    For the 7-day period ended August 31, 1998, the end of the Trust's most recent fiscal year, the money market Funds' current effective and tax-equivalent yields were as follows:

                                                                                             7-DAY             7-DAY
                                                                           7-DAY        TAX-EQUIVALENT    TAX-EQUIVALENT
FUND                                         CLASS      7-DAY YIELD   EFFECTIVE YIELD        YIELD        EFFECTIVE YIELD
----------------------------------------  -----------   -----------   ---------------   ---------------   ---------------
Tax Free Fund...........................  Class A          3.03%           3.08%              5.02%             5.10%
                                          Class D          2.82%           2.86%              4.67%             4.74%
Institutional Tax Free Fund.............  Class A          3.20%           3.25%              5.30%             5.38%
                                          Class B          2.90%           2.94%              4.80%             4.87%
                                          Class C          2.70%           2.74%              4.47%             4.54%
California Tax Exempt Fund..............  Class A          2.56%           2.59%              4.24%             4.29%
                                          Class B             *               *                  *                 *
                                          Class C             *               *                  *                 *
                                          CNI Class+       2.06%           2.08%              3.41%             3.44%
Pennsylvania Tax Free Fund..............  Class A          3.10%           3.15%              5.13%             5.22%
Ohio Tax Free Fund......................  Class A             *               *                  *                 *

------------------------

* Not in operation during the period

+ Formerly the Class C shares; converted to Class G shares on March 18, 1996, and renamed CNI Class shares effective on December 31, 1997.

    For the 30-day period ended August 31, 1998, yields on the Funds other than the money market Funds were as follows:

                                                                                             YIELD
                                                                                   -------------------------
                                                                                                  30-DAY
FUND                                                                      CLASS     30-DAY    TAX EQUIVALENT
----------------------------------------------------------------------  ---------  ---------  --------------
New York Municipal Bond Fund..........................................    Class A      *            *
New Jersey Municipal Bond Fund........................................    Class A      *            *
Massachusetts Municipal Bond Fund.....................................    Class A      *            *
California Municipal Bond Fund........................................    Class A      *            *
Pennsylvania Municipal Bond Fund......................................    Class A      *            *
Pennsylvania Municipal Bond Fund......................................    Class B    5.03%        8.33%
Intermediate-Term Municipal Fund......................................    Class A    4.02%        6.66%

------------------------

* Not in operation for a sufficient time during the period.

    From time to time, the Intermediate-Term Municipal, Pennsylvania Municipal Bond, California Municipal Bond, Massachusetts Municipal Bond, New Jersey Municipal Bond, and New York Municipal Bond Fund may advertise total return. The total return of a Fund refers to the average compounded rate of return to a hypothetical investment for designated time periods (including, but not limited to, the period from which the Fund commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period. In particular, total return will be calculated according to the following formula: P(1 + T)n = ERV, where P = a hypothetical initial payment of $1,000; T = average annual total return; n = number of years; and ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the designated time period as of the end of such period.

    Based on the foregoing, the average annual total returns for the Funds from inception through August 31, 1998, and for the one-, five- and ten-year periods ended August 31, 1998 were as follows:

                                                                         AVERAGE ANNUAL TOTAL RETURN
                                                                    --------------------------------------
                                                                                           TEN     SINCE
FUND                                 CLASS                          ONE YEAR   FIVE YEAR   YEAR  INCEPTION
-----------------------------------  -----------------------------  --------   ---------   ---   ---------
Tax Free Fund......................  Class A(1)                       3.30%      3.13%     3.75%   4.13%
                                     Class D -- Offering Price(9)     2.91%      *         *       2.99%
Institutional Tax Free Fund........  Class A(3)                       3.46%      3.32%     3.98%   4.24%
                                     Class B(2)                       3.15%      3.02%     *       3.15%
                                     Class C(11)                      2.94%      *         *       2.96%
California Tax Exempt Fund.........  Class A (4)                      3.20%      3.14%     *       3.41%
                                     CNI Class (5)                    2.69%      *         *       2.79%
Pennsylvania Municipal Bond Fund...  Class A(10)                      *          *         *       *
Pennsylvania Municipal Bond Fund...  Class B (6)                      7.24%      5.42%     *       6.61%
Pennsylvania Tax Free Fund.........  Class A(7)                       3.41%      *         *       3.31%
Intermediate-Term Municipal Fund...  Class A(8)                       7.20%      5.38%     *       6.45%
Ohio Tax Free Fund.................  Class A                          *          *         *       *
California Municipal Bond Fund.....  Class A(12)                      *          *         *        .78%
Massachusetts Municipal Bond
  Fund.............................  Class A(12)                      *          *         *        .53%
New Jersey Municipal Bond Fund.....  Class A(13)                      *          *         *        .58%
New York Municipal Bond Fund.......  Class A(13)                      *          *         *        .55%

--------------------------

  * Not in operation during the period.

  + Formerly the Class C shares; converted to Class G shares on March 18, 1996, and were renamed CNI Class shares effective on December 31, 1997.

 (1) Commenced operations 11/12/82

 (2) Commenced operations 10/15/90

 (3) Commenced operations 11/03/82

 (4) Commenced operations 1/5/94

 (5) Commenced operations 5/11/94

 (6) Commenced operations 8/14/89

 (7) Commenced operations 1/21/94

 (8) Commenced operations 9/5/89

 (9) Commenced operations 11/1/94

(10) Commenced operations 8/25/98

(11) Commenced operations 9/11/95

(12) Commenced operations 8/19/98

(13) Commenced operations 8/18/98

    Each Fund may, from time to time, compare its performance to other mutual funds tracked by mutual fund rating services, to broad groups of comparable mutual funds or to unmanaged indices which may assume investment of dividends but generally do not reflect deductions for sales charges, administrative and management costs.

                        DETERMINATION OF NET ASSET VALUE

    Securities of the Tax Free, Institutional Tax Free, California Tax Exempt, Pennsylvania Tax Free and Ohio Tax Free Funds will be valued by the amortized cost method which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by this method is higher or lower than the price the Trust would receive if it sold the instrument. During periods of declining interest rates, the daily yield of a Fund may tend to be higher than a like computation made by a company with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio securities. Thus, if the use of amortized cost by a Fund resulted in a lower aggregate portfolio value on a particular day, a prospective investor in a Fund would be able to obtain a somewhat higher yield than would result from investment in a company utilizing solely market values, and existing shareholders in the Fund would experience a lower yield. The converse would apply in a period of rising interest rates.

    A Fund's use of amortized cost valuation and the maintenance of the Fund's net asset value at $1.00 are permitted by Rule 2a-7 under the 1940 Act, provided that certain conditions are met. Under Rule 2a-7 a money market portfolio must maintain a dollar-weighted average maturity of 90 days or less, and not purchase any instrument having a remaining maturity of more than 397 days. In addition, money market funds may acquire only U.S. dollar denominated obligations that present minimal credit risks and that are "eligible securities," which means they are: (i) rated, at the time of investment, by at least two nationally recognized statistical rating organizations (one if it is the only organization rating such obligation) in the highest short-term rating category or, if unrated, determined to be of comparable quality (a "first tier security"), or
(ii) rated according to the foregoing criteria in the second highest short-term rating category or, if unrated, determined to be of comparable quality ("second tier security"). The Advisers will determine that an obligation presents minimal credit risk or that unrated instruments are of comparable quality in accordance with guidelines established by the Trustees.

    In the event a first tier security of the Tax Free Fund, Institutional Tax Free Fund, California Tax Exempt Fund, Pennsylvania Tax Free Fund or the Ohio Tax Free Fund is downgraded below first tier security status after purchase, or the Adviser of the of any such Fund becomes aware that an unrated or second tier security has received any rating below the second highest rating category after purchase, the Fund's Adviser will either dispose of the security within five business days or the Board of Trustees will reassess whether the security continues to present minimal credit risks. The Board may also delegate this responsibility to the Fund's Adviser with respect to the downgrade of a first tier security. The regulations also require the Trustees to establish procedures which are reasonably designed to stabilize the net asset value per unit at $1.00 for each Fund. However, there is no assurance that the Trust will be able to meet this objective. The Trust's procedures include the determination of the extent of deviation, if any, of each Fund's current net asset value per unit calculated using available market quotations from each Fund's amortized cost price per unit at such intervals as the Trustees deem appropriate and reasonable in light of market conditions and periodic reviews of the amount of the deviation and the methods used to calculate such deviation. In the event that such deviation exceeds 1/2 of 1%, the Trustees are required to consider promptly what action, if any, should be initiated; and, if the Trustees believe that the extent of any deviation may result in material dilution or other unfair results to shareholders, the Trustees are required to take such corrective action as they deem appropriate to eliminate or reduce such dilution or unfair results to the extent reasonably practicable. In addition, if any Fund incurs a significant loss or liability, the Trustees have the authority to reduce pro rata the number of shares of that Fund in each shareholder's account and to offset each shareholder's pro rata portion of such loss or liability from the shareholder's accrued but unpaid dividends or from future dividends.

    Securities of the Intermediate-Term Municipal, Pennsylvania Municipal Bond, California Municipal Bond, Massachusetts Municipal Bond, New Jersey Municipal Bond, and New York Municipal Bond Funds may be valued by the Manager pursuant to valuations provided by an independent pricing service. The pricing service relies primarily on prices of actual market transactions as well as trader quotations. However, the service may also use a matrix system to determine valuations, which system considers such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. The procedures of the pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Trustees.

                       PURCHASE AND REDEMPTION OF SHARES

    The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period during which trading on the New York Stock Exchange is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or evaluation of the portfolio securities is not reasonably practicable, or for such other periods as the SEC may be order permit. The Trust also reserves the right to suspend sales of shares of a Fund for any period during which the New York Stock Exchange, the Manager, a Fund's Adviser, the Distributor and/or the Custodian are not open for business. Currently, the following holidays are observed by the Trust: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

    In calculating the sales charge rates applicable to current purchases of Class D shares, members of the following affinity groups and clients of the following broker-dealers, each of which has entered into an agreement with the Distributor, are entitled to the following percentage-based discounts from the otherwise applicable sales charge:

                                                                      PERCENTAGE         DATE OFFER
NAME OF GROUP                                                          DISCOUNT            STARTS
--------------------------------------------------------------------  -----------  ----------------------
Countrywide Funding Corp............................................         100%           July 27, 1994

    Those members or clients who take advantage of a percentage-based reduction in the sales charge during the offering period noted above may continue to purchase shares at the reduced sales charge rate after the offering period relating to each such purchaser's affinity group or broker-dealer relationship has terminated.

    Please contact the Distributor at 1-800-437-6016.

                      SHAREHOLDER SERVICES--CLASS D SHARES

    STOP-PAYMENT REQUESTS (MONEY MARKET FUNDS ONLY): Investors may request a stop payment on checks by providing the Trust with a written authorization to do so. Oral requests will be accepted provided that the Trust promptly receives a written authorization. Such requests will remain in effect for six months unless renewed or canceled. The Trust will use its best efforts to effect stop-payment instructions, but does not promise or guarantee that such instructions will be effective. Shareholders requesting stop payment will be charged a $20 service fee per check which will be deducted from their accounts.

    EXCHANGE PRIVILEGE: A shareholder may exchange the shares of the Tax Free Fund for which good payment has been received, in his account at any time, regardless of how long he has held his shares.

    Each Exchange Request must be in proper form (I.E., if in writing, signed by the record owner(s) exactly as the shares are registered; if by telephone, proper account identification is given by the dealer or shareholder of record), and each exchange must involve either shares having an aggregate value of at least $1,000 or all the shares in the account. Each exchange involves the redemption of the shares of a Fund (the "Old Fund") to be exchanged and the purchase at net asset value of the shares of the other portfolios (the "New Funds") plus in certain cases, as disclosed in each Prospectus, any applicable sales charge. Any gain or loss on the redemption of the shares exchanged is reportable on the shareholder's federal income tax return, unless such shares were held in a tax-deferred retirement plan or other tax-exempt account. If the Exchange Request is received by the Distributor in writing or by telephone on any business day prior to the redemption cut-off time specified in each Prospectus, the exchange usually will occur on that day if all the restrictions set forth above have been complied with at that time. However, payment of the redemption proceeds by the Old Fund, and thus the purchase of shares of the New Funds, may be delayed for up to seven days if the Funds determine that such delay would be in the best interest of all of its shareholders. Investment dealers which have satisfied criteria established by the Funds may also communicate a shareholder's Exchange Request to the Funds subject to the restrictions set forth above. No more than five exchange requests may be made in any one telephone Exchange Request.

                                     TAXES

FEDERAL INCOME TAX

    The following discussion of federal income tax consequences is based on the Internal Revenue Code of 1986, as amended (the "Code") and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

    Each Fund will decide whether to distribute or retain all or part of any net capital gains (the excess of net long-term capital gains over net short-term capital losses) in any year for reinvestment. If any such gains are retained, the Fund will pay federal income tax thereon, and, if the Fund makes an election, the shareholders will include such undistributed gains in their income and shareholders subject to tax will be able to claim their share of the tax paid by the Fund as a credit against their federal income tax liability.

    A gain or loss realized by a shareholder on the sale or exchange of shares of a Fund held as a capital asset will be capital gain or loss, and such gain or loss will be long-term if the holding period for the shares exceeds one year, and otherwise will be short-term. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of. Any loss realized by a shareholder on the disposition of shares held 6 months or less is treated as a long-term capital loss to the extent of any distributions of net long-term capital gains received by the shareholder with respect to such shares or any inclusion of undistributed capital gain with respect to such shares.

    Each Fund will generally be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute by the end of any calendar year at least 98% of its ordinary income and 98% of its capital gain net income (the excess of short- and long-term capital gains over short- and long-term capital losses) for the one-year period ending on October 31 of that year, plus certain other amounts.

    Each Fund is required by federal law to withhold 31% of reportable payments (which may include dividends, capital gains distributions, and redemptions) paid individual or non-corporate to shareholders who have not certified on the Account Registration Form or on a separate form supplied by the Fund, that the Social Security or Taxpayer Identification Number provided is correct and that the shareholder is exempt from backup withholding or is not currently subject to backup withholding.

    Each Fund within the Trust is generally treated as a separate corporation for federal income tax purposes, and thus the provisions of the Code generally will be applied to each Fund separately, rather than to the Trust as a whole. Net long-term and short-term capital gains, net income, and operating expenses therefore will be determined separately for each Fund.

    If a Fund fails to qualify as a regulated investment company ("RIC") for any year, all of its income will be subject to tax at corporate rates, and its distributions (including capital gains distributions), to the extent of its current and accumulated earnings and profits, will be taxable as ordinary income dividends to its shareholders, subject to the corporate dividends received deduction for corporate shareholders. No dividends of any Fund are expected to qualify for that deduction.

    Exempt-interest dividends are excludable from a shareholder's gross income for regular federal income tax purposes. Exempt-interest dividends may nevertheless be subject to the alternative minimum tax (the "Alternative Minimum Tax") imposed by Section 55 of the Code. The Alternative Minimum Tax is imposed at the rate of 26% to 28% in the case of non-corporate taxpayers and at the rate of 20% in the case of corporate taxpayers, to the extent it exceeds the taxpayer's regular tax liability. The Alternative Minimum Tax may be imposed in two circumstances. First, exempt-interest dividends derived from certain "private activity bonds" issued after August 7, 1986, will generally be an item of tax preference and therefore potentially subject to the Alternative Minimum Tax for both corporate and non-corporate taxpayers. The Funds intend, when possible, to avoid investing in private activity bonds. Second, in the case of exempt-interest dividends received by corporate shareholders, all exempt-interest dividends, regardless of when the bonds from which they are derived were issued or whether they are derived from private activity bonds, will be included in the corporation's "adjusted current earnings," as defined in
Section 56(g) of the Code, in calculating the corporation's alternative minimum taxable income for purposes of determining the Alternative Minimum Tax.

    The percentage of income that constitutes "exempt-interest dividends" will be determined for each year for the Funds and will be applied uniformly to all dividends declared with respect to the Funds during that year. This percentage may differ from the actual percentage for any particular day.

    Interest on indebtedness incurred by shareholders to purchase or carry shares of the Funds will not be deductible for federal income tax purposes to the extent that the Funds distribute exempt-interest dividends during the taxable year. The deduction otherwise allowable to property and casualty insurance companies for "losses incurred" will be reduced by an amount equal to a portion of exempt-interest dividends received or accrued during any taxable year. Certain foreign corporations engaged in a trade or business in the United States will be subject to a "branch profits tax" on their "dividend equivalent amount" for the taxable year, which will include exempt-interest dividends. Certain Subchapter S corporations may also be subject to taxes on their "passive investment income," which could include exempt-interest dividends. Up to 85% of the Social Security benefits or railroad retirement benefits received by an individual during any taxable year will be included in the gross income of such individual if the individual's "modified adjusted gross income" (which includes exempt-interest dividends) plus one-half of the Social Security benefits or railroad retirement benefits received by such individual during that taxable year exceeds the base amount described in Section 86 of the Code.

    Entities or persons who are "substantial users" (or persons related to "substantial users") of facilities financed by industrial development bonds or private activity bonds should consult their tax advisors before purchasing shares of the Funds. "Substantial user" is defined generally as including a "non-exempt person" who regularly uses in a trade or business a part of a facility financed from the proceeds of industrial development bonds or private activity bonds.

    Issuers of bonds purchased by the Funds (or the beneficiary of such bonds) may have made certain representations or covenants in connection with the issuance of such bonds to satisfy certain requirements of the Code that must be satisfied subsequent to the issuance of such bonds. Investors should be aware that exempt-interest dividends derived from such bonds may become subject to federal income taxation retroactively to the date of issuance of the bonds to which such dividends are attributable if such representations are determined to have been inaccurate or if the issuer of such bonds (or the beneficiary of such bonds) fails to comply with such covenants.

STATE TAXES

    A Fund is not liable for any income or franchise tax in Massachusetts if it qualifies as a RIC for federal income tax purposes. Depending upon applicable state and local law, shareholders of a Fund may be exempt from state and local taxes on distributions of tax-exempt interest income derived from obligations of the state and/or municipalities in which they reside, but shareholders may be subject to tax on income derived from obligations of other jurisdictions. Each Fund will make periodic reports to shareholders of the source of distributions on a state-by-state basis.

    MASSACHUSETTS INCOME TAXES. Under current law, as long as the Fund qualifies as a regulated investment company under the Code, distributions from the Fund which qualify as exempt-interest dividends for federal income tax purposes are exempt from Massachusetts personal income taxation, to the extent that the distributions are derived from interest on certain Massachusetts obligations and are properly designated as such in a written notice mailed to the Fund's shareholders not later than sixty days after the close of the Fund's tax year. In addition, as long as the Fund qualifies as a regulated investment company under the Code, distributions which qualify as capital gain dividends for federal income tax purposes also are exempt from Massachusetts personal income taxation, to the extent that the distributions are attributable to gains from the sale or exchange of certain Massachusetts personal income taxation, and are properly designated as such in a written notice mailed to the Fund's shareholders not later than sixty days after the close of the Fund's tax year.

    State and local tax consequences in other states may differ from the federal income tax consequences and Massachusetts tax consequences described above. Shareholders should consult their own tax advisors regarding the particular tax consequences of an investment in the Fund.

    CALIFORNIA INCOME TAXES. The Fund intends to qualify to pay dividends to shareholders that are exempt from California personal income tax ("California exempt-interest dividends"). The Fund will qualify to pay California exempt-interest dividends if (1) at the close of each quarter of the Fund's taxable year, at least 50 percent of the value of the Fund's total assets consists of obligations the interest on which would be exempt from California personal income tax if the obligations were held by an individual ("California Tax Exempt Obligations") and (2) the Fund continues to qualify as a regulated investment company.

    If the Fund qualifies to pay California exempt-interest dividends, dividends distributed to shareholders will be considered California exempt-interest dividends if they meet certain requirements. The Fund will notify its shareholders of the amount of exempt-interest dividends each year.

    Corporations subject to California franchise tax that invest in the Fund may not be entitled to exclude California exempt-interest dividends from income.

    Dividend distributions that do not qualify for treatment as California exempt-interest dividends (including those dividend distributions to shareholders taxable as long-term capital gains for federal income tax purposes) will be taxable to shareholders at ordinary income tax rates for California personal income tax purposes to the extent of the Fund's earnings and profits.

    Interest on indebtedness incurred or continued by a shareholder in connection with the purchase of shares of the Fund will not be deductible for California personal income tax purposes if the Fund distributes California exempt-interest dividends.

    The foregoing is a general, abbreviated summary of certain of the provisions of the California Revenue and Taxation Code presently in effect as they directly govern the taxation of Shareholders subject to California personal income tax. These provisions are subject to change by legislative or administrative action, and any such change may be retroactive with respect to Fund transactions. Shareholders are advised to consult with their own tax advisers for more detailed information concerning California tax matters.

    If a Fund qualifies to pay dividends to shareholders that are exempt from California personal income tax ("California exempt-interest dividends"), dividends distributed to shareholders will be considered California exempt-interest dividends (1) if they are designated as exempt-interest dividends by the Fund in a written notice to shareholders mailed within 60 days of the close of the Fund's taxable year and (2) to the extent the interest received by the Fund during the year on California Tax Exempt Obligations exceeds expenses of the Fund that would be disallowed under California personal income tax law as allocable to tax exempt interest if the Fund were an individual. If the aggregate dividends so designated exceed the amount that may be treated as California exempt-interest dividends, only that percentage of each dividend distribution equal to the ratio of aggregate California exempt-interest dividends to aggregate dividends so designated will be treated as a California exempt-interest dividend.

    For taxable years beginning after August 5, 1997, the Taxpayer Relief Act of 1997 repealed the 30 percent gross income test or "short-short" rules (the "30-percent test") under which a regulated investment company had to derive less than 30 percent of its gross income from the sale or disposition of certain short-term assets held for less than three months. However, California has not yet conformed to this federal legislation. Although the California legislature may enact tax conforming legislation in 1998 that would be retroactive to August 5, 1997, no assurances can be given that California will provide a dividends paid deduction to the Fund, or treat dividends paid by the Fund to its shareholders as California exempt-interest dividends, if the Fund fails to meet the 30-percent test. It is the intention of the management of the Fund to continue to meet the 30-percent test for all years for which California does not conform to the federal legislation.

    PENNSYLVANIA TAXES. The following is a general, abbreviated summary of certain of the provisions of the Pennsylvania tax code presently in effect as they directly govern the taxation of shareholders subject to Pennsylvania personal income tax. These provisions are subject to change by legislative or administration action, and any such change may be retroactive.

    Distributions paid by the Fund to shareholders will not be subject to the Pennsylvania personal income tax or the Philadelphia School District investment net income tax to the extent that the distributions are attributable to interest received by the Fund from its investments in (i) obligations issued by the Commonwealth of Pennsylvania, any public authority, commission, board of agency created by the Commonwealth of Pennsylvania or any public authority created by such political subdivision; and (ii) obligations of the United States, the interest and gains from which are statutorily free from state taxation in the Commonwealth. Distributions by the Fund to a Pennsylvania resident that are attributable to most other sources will not be exempt from the Pennsylvania personal income tax or (for residents of Philadelphia) the Philadelphia School District investment net income tax. Distributions paid by the Fund which are excludable as exempt income for federal tax purposes are not subject to the Pennsylvania corporate net income tax.

    The Fund intends to invest primarily in obligations that produce interest exempt from federal and Pennsylvania taxes. If the Fund invests in obligations that pay interest that is not exempt for Pennsylvania purposes but is exempt for federal purposes, a portion of the Fund's distributions will be subject to Pennsylvania personal income tax.

    NEW YORK STATE AND LOCAL TAXES. The following is a general, abbreviated summary of certain of the provisions of the New York tax code presently in effect as they directly govern the taxation of shareholders subject to New York personal income tax. These provisions are subject to change by legislative or administrative action, and any such change may be retroactive.

    Dividends paid by the Fund that are derived from interest on Municipal Securities issued by New York State and political subdivisions or any agency or instrumentality thereof which interest would be exempt from New York State tax if held by an individual, will be exempt from New York State and new York City personal income taxes, but not corporate franchise taxes. Other dividends and distributions from other Municipal Securities, U.S. Government obligations, taxable income and capital gains will not be exempt from New York State and New York City taxes. In addition, interest or indebtedness incurred by a shareholder to purchase or carry shares of the Fund is not deductible for New York personal income tax purposes to the extent that it relates to New York exempt-interest dividends distributed to a shareholder during the taxable year.

    NEW JERSEY INCOME TAXES. The following is a general, abbreviated summary of certain of the provisions of the New Jersey tax code presently in effect as they directly govern the taxation of shareholders subject to New Jersey tax. These provisions are subject to change by legislative or administrative action, and any such change may be retroactive.

    For purposes of this discussion of New Jersey taxation, it is assumed that the Fund will continue to qualify as a regulated investment company for federal tax purposes. Distributions paid by the Fund will not be subject to the New Jersey Gross Income Tax to the extent they are derived from interest income (and net gain, if any, from the disposition of New Jersey Securities) attributable to New Jersey Securities or direct obligations of the United States, its territories and certain of its agencies and instrumentalities ("Federal Securities") held by the Fund, either when received by the Fund or when credited or distributed to the investors, provided that the Fund meets the New Jersey requirements for a qualified investment fund by: 1) maintaining its registration as a registered investment company; 2) investing at least 80% of the aggregate principal amount of the Fund's investments, excluding cash and certain specified items, in New Jersey Securities or Federal Securities; and 3) investing 100% of its assets in interest bearing obligations, discount obligations, financial options, futures, forward contracts or similar financial instruments, and cash, including receivables. Gain on the disposition of Shares of the Fund is not subject to New Jersey Gross Income Tax, provided that the Fund meets the requirements for a qualified investment fund set forth above.

    For New Jersey Gross Investment Tax purposes, net income or gains and distributions derived from investments in other than New Jersey Securities and Federal Securities, and distributions from net realized capital gains in respect of such investments, would be taxable. Thus, while the Fund intends to invest primarily in obligations that produce interest exempt from the Fund intends to invest primarily in obligations that produce interest exempt from federal and New Jersey taxes, if the Fund invests in obligations that pay interest that is not exempt for New Jersey purposes but is exempt for federal purposes, a portion of the Fund's distributions would be subject to New Jersey tax.

    Shareholders should consult their tax advisors concerning the state and local tax consequences of investments in the Trust, which may differ from the federal income tax consequences described above.

                             PORTFOLIO TRANSACTIONS

    The Trust has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by the Trustees, the Advisers and Sub-Adviser are responsible for placing orders to execute Fund transactions. In placing orders, it is the Trust's policy to seek to obtain the best net results taking into account such factors as price (including the applicable dealer spread), size, type and difficulty of the transaction involved, the firm's general execution and operational facilities, and the firm's risk in positioning the securities involved. While the Advisers and Sub-Adviser generally seek reasonably competitive spreads or commissions, the Trust will not necessarily be paying the lowest spread or commission available. The Trust's policy of investing in securities with short maturities will result in high portfolio turnover. The Trust will not purchase portfolio securities from any affiliated person acting as principal except in conformity with the regulations of the SEC.

    The Trust does not expect to use one particular dealer, but, subject to the Trust's policy of seeking the best net results, dealers who provide supplemental investment research to the Advisers and Sub-Adviser may receive orders for transactions by the Trust. Information so received will be in addition to and not in lieu of the services required to be performed by the Advisers or Sub-Adviser under the Advisory or Sub-Advisory Agreements, and the expenses of the Advisers and Sub-Adviser will not necessarily be reduced as a result of the receipt of such supplemental information.

    The money market securities in which certain of the Funds invest are traded primarily in the over-the-counter market. Bonds and debentures are usually traded over-the-counter, but may be traded on an exchange. Where possible, a Fund's Adviser or Sub-Adviser will deal directly with the dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere. Such dealers usually are acting as principal for their own account. On occasion, securities may be purchased directly from the issuer. Money market securities are generally traded on a net basis, and do not normally involve either brokerage commissions or transfer taxes. The cost of executing portfolio securities transactions of the Fund will primarily consist of dealer spreads and underwriting commissions.

    It is expected that certain of the Funds may execute brokerage or other agency transactions through the Distributor, a registered broker-dealer, for a commission, in conformity with the 1940 Act, the Securities Exchange Act of 1934, as amended, and rules of the SEC. Under these provisions, the Distributor is permitted to receive and retain compensation for effecting portfolio transactions for a Fund on an exchange if a written contract is in effect between the Distributor and the Trust expressly permitting the Distributor to receive and retain such compensation. These provisions further require that commissions paid to the Distributor by the Trust for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." In addition, the Funds may direct commission business to one or more designated broker-dealers, including the Distributor, in connection with payment of certain of the Funds' expenses by such broker-dealers. The Trustees, including those who are not "interested persons" of the Trust, have adopted procedures for evaluating the reasonableness of commissions paid to the Distributor and will review these procedures periodically.

    Since the Trust does not market its shares through intermediary brokers or dealers, it is not the Trust's practice to allocate brokerage or principal business on the basis of sales of its shares which may be made through such firms. However, the Advisers and Sub-Adviser may place portfolio orders with qualified broker-dealers who recommend the Trust to clients, and may, when a number of brokers and dealers can provide best price and execution on a particular transaction, consider such recommendations by a broker or dealer in selecting among broker-dealers.

    The Advisers and Sub-Adviser may, consistent with the interests of the Funds, select brokers on the basis of the research services they provide to the Adviser or Sub-Adviser. Such services may include analysis of the business or prospects of a company, industry or economic sector or statistical and pricing services. Information so received by the Advisers or Sub-Adviser will be in addition to and not in lieu of the services required to be performed by an Adviser or Sub-Adviser under the Advisory or Sub-Advisory Agreements. If in the judgement of an Adviser or Sub-Adviser the Funds, or other accounts managed by the Adviser or Sub-Adviser, will be benefitted by supplemental research services, the Adviser or Sub-Adviser is authorized to pay brokerage commissions to a broker furnishing such services which are in excess of commissions which another broker may have charged for effecting the same transaction. The expenses of an Adviser or Sub-Adviser will not necessarily be reduced as a result of the receipt of such supplemental information.

    For the fiscal years ended August 31, 1996, 1997, and 1998, the Funds paid no brokerage commissions.

    It is expected that the portfolio turnover rate will normally not exceed 100% for any Fund. A portfolio turnover rate would exceed 100% if all of its securities, exclusive of U.S. Government securities and other securities whose maturities at the time of acquisition are one year or less, are replaced in the period of one year. Turnover rates may vary from year to year and may be affected by cash requirements for redemptions and by requirements which enable a Fund to receive favorable tax treatment.

    For each of the fiscal years ending August 31, 1997 and 1998, the portfolio turnover rate for each of the following Funds was:

                                                                                           TURNOVER RATE
                                                                                         ------------------
FUND                                                                                     1997      1998
---------------------------------------------------------------------------------------  ----   -----------
Pennsylvania Municipal Bond Fund.......................................................  34%         27  %
Intermediate-Term Municipal Fund.......................................................  16%          9  %
New York Municipal Bond Fund...........................................................  *            0.9%**
California Municipal Bond Fund.........................................................  *            0  %**
Massachusetts Municipal Bond Fund......................................................  *           11  %**
New Jersey Municipal Bond Fund.........................................................  *            0  %**

------------------------

*  Not in operation during the period.

** Annualized

                             DESCRIPTION OF SHARES

    The Declaration of Trust authorizes the issuance of an unlimited number of shares of each Fund, each of which represents an equal proportionate interest in that Fund. Each share upon liquidation entitles a shareholder to a pro rata share in the net assets of that Fund, after taking into account the Class D and CNI Class distribution expenses. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees of the Trust may create additional portfolios of shares or classes of portfolios. Share certificates representing the shares will not be issued.

                       LIMITATION OF TRUSTEES' LIABILITY

    The Declaration of Trust provides that a Trustee shall be liable only for his own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or administrators, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his wilful misfeasance, bad faith, gross negligence or reckless disregard of his duties.

                                     VOTING

    Each share held entitles the shareholder of record to one vote. The shareholders of each portfolio or class will vote separately on matters relating solely to that portfolio or class, such as any distribution plan. As a Massachusetts business trust, the Trust is not required to hold annual meetings of shareholders, but approval will be sought for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

    Where the Prospectuses for the Funds or Statement of Additional Information state that an investment limitation or a fundamental policy may not be changed without shareholder approval, such approval means the vote of (i) 67% or more of a Fund's shares present at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of a Fund's outstanding shares, whichever is less.

                             SHAREHOLDER LIABILITY

    The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a Trust could, under certain circumstances, be held personally liable as partners for the obligations of the Trust. Even if, however, the Trust were held to be a partnership, the possibility of the shareholders' incurring financial loss for that reason appears remote because the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and because, the Declaration of Trust provides for indemnification out of the Trust property for any shareholders held personally liable for the obligations of the Trust.

                                5% SHAREHOLDERS

    As of December 1, 1998, the following persons were the only persons who were record owners (or to the knowledge of the Trust, beneficial owners) of 5% or more of the shares of the Funds. The Trust believes that most of the shares referred to below were held by the persons indicated in accounts for their fiduciary, agency, or custodial customers.

                                                                                          PERCENT OF
NAME AND ADDRESS                                                     NUMBER OF SHARES        FUNDS
-------------------------------------------------------------------  -----------------  ---------------
TAX FREE FUND, CLASS A

  Naidot & Co. ....................................................         82,838,800         14.68%
  c/o Bessemer Trust Company
  Attn: Peter Scully
  630 Fifth Avenue, 38th Floor
  New York, New York 10111-0100

  Fleet Investment Services .......................................         93,159,332         16.51%
  159 E. Main Street
  Rochester, New York 14604-1605

  SEI Trust Company ...............................................        102,827,164         18.22%
  c/o SEI Corporation
  Attn: Sandra Crawford
  P.O. Box 1100
  Oaks, PA 19456

  Colorado State Bank of Denver ...................................         45,267,777          8.02%
  Attn: Leonard Rice
  P.O. Box 5945TA
  Denver, CO 80217

  EAMCO ...........................................................         66,016,960         11.70%
  c/o Riggs Bank N.A.
  Attn: Pat Murrell
  5700 Rivertech Court
  Riverdale, MD 20737-1250

  Smith & Co. .....................................................         61,548,814         10.91%
  c/o First Security Bank of Utah
  Attention Rick Parr
  P.O. Box 30007
  Salt Lake City, UT 84130-0007

INSTITUTIONAL TAX FREE FUND, CLASS A

  Bank of America NT & SA .........................................         91,718,529         11.58%
  Attn: Common Trust Fund Unit #8329
  P.O. Box 3577 Terminal Annex
  Los Angeles, CA 90051-1577

  U.S. Bank NA ....................................................         53,538,554          6.68%
  First Trust Center
  Attn: Linda Fritz
  180 E. Fifth Street
  St. Paul, MN 55101-1631

                                                                                          PERCENT OF
NAME AND ADDRESS                                                     NUMBER OF SHARES        FUNDS
-------------------------------------------------------------------  -----------------  ---------------
  First American National Bank ....................................         77,286,022          9.65%
  Attn: Jeff Eubanks
  800 First American Center
  Nashville, TN 37237

  Whitcust & Co. ..................................................         51,053,460          6.37%
  c/o Whitney National Bank
  Attn: Darryl Fricke
  228 St. Charles Ave.
  New Orleans, LA 70130-2601

  Fifth Third Bank ................................................         62,057,168          7.75%
  Attn: Jennifer Burrell
  38 Fountain Square
  Cincinnati, OH 45263-0001

  Calhoun & Co. ...................................................         50,361,260          6.29%
  c/o Comerica Bank
  Attn: Mutual Funds
  P.O. Box 75000
  Detroit, MI 48275-0001

INSTITUTIONAL TAX FREE FUND, CLASS B

  SEI Trust Company ...............................................         45,184,870         44.87%
  Attn: Jacqueline Esposito
  One Freedom Valley Drive
  Oaks, PA 19456

  Muir & Co. ......................................................         15,025,344         14.92%
  c/o Frost National Bank
  P.O. Box 2479
  San Antonio, TX 78298-2479

  Oltrust & Co. ...................................................          6,063,537          6.02%
  c/o Old National Bank of Evansville
  Attn: David Crow
  P.O. Box 207
  Evansville, IN 47702-0207

  SEI Trust Co. ...................................................         19,343,818         19.21%
  c/o The Peoples Bank
  Attn: Mutual Fund Admin.
  One Freedom Valley Drive
  Oaks, PA 19456

  CENCO ...........................................................          8,370,254          8.31%
  c/o Compass Bank
  Attn: Bobby Morris
  P.O. Box 10566
  Birmingham, AL 35296-0001

                                                                                          PERCENT OF
NAME AND ADDRESS                                                     NUMBER OF SHARES        FUNDS
-------------------------------------------------------------------  -----------------  ---------------
INSTITUTIONAL TAX FREE FUND, CLASS C

  Grand Old Co. ...................................................          2,336,924          8.52%
  c/o First National Bank of Zanesville
  Attn: Jan Baldwin
  P.O. Box 2458
  Zanesville, OH 43702-2458

  First Victoria National Bank ....................................          1,404,774          5.12%
  Attn: Grace Pantel
  P.O. Box 1338
  Victoria, TX 77902-1338

  Progress Bank ...................................................          4,285,535         15.34%
  Attn: Marge McAleer
  4 Sentry Parkway
  P.O. Box 3036
  Blue Bell, PA 19422-0764

  First Security Bank of Utah .....................................         20,298,855         74.04%
  Cash Management (Cash Sweep Account)
  Attn: Bill Walkaways
  61 South Main Street
  Salt Lake City, UT 84111-1909

CALIFORNIA TAX EXEMPT FUND, CLASS A

  Union Investors California Tax Free .............................          3,064,094          5.75%
  c/o SEI Financial Management
  One Freedom Valley Drive
  Oaks, PA 19456

  Bank of America NT & SA .........................................          3,481,526          6.53%
  Attn: Common Trust Funds Unit # 8329
  P.O. Box 3577 Terminal Annex
  Los Angeles, CA 90051-1577

  SEI Trust Company ...............................................          8,661,941         16.24%
  c/o SEI Corporation
  Attn: Sandra Crawford
  P.O. Box 1100
  Oaks, PA 19456

  Union Bank of California ........................................         34,258,279         64.24%
  Attn: Jeanne Chizek or Julie Parra
  P.O. Box 109
  San Diego, CA 92112

                                                                                          PERCENT OF
NAME AND ADDRESS                                                     NUMBER OF SHARES        FUNDS
-------------------------------------------------------------------  -----------------  ---------------
CALIFORNIA TAX EXEMPT FUND, CNI CLASS

  Southwest Securities ............................................        414,359,020         79.70%
  Special Custodial Account for Exclusive
  Benefit of Our Customers
  Attn: Barbara Dodd
  P.O. Box 509002
  Dallas, TX 75250-9002

  City National Bank AS ...........................................        121,708,578         23.41%
  Agent for Various Accounts
  Attn: Bolokowitcz
  400 N Roxbury Drive, 7th Floor
  Beverly Hills, CA 90210-5021

PENNSYLVANIA MUNICIPAL BOND FUND, CLASS B

  Sheldon & Co. (Integra) .........................................          6,524,924         67.64%
  c/o National City
  Attn: Trust Mutual Funds
  P.O. Box 94777, Loc 5312
  Cleveland, OH 44101-4777

  SEI Trust Company ...............................................            905,160          9.38%
  Attn: Jacqueline Esposito
  One Freedom Valley Drive
  Oaks, PA 19456

  Meg And Co. .....................................................            854,384          8.85%
  c/o United States National Bank
  Attn: Debbie Moraca
  P.O. Box 520
  Johnstown, PA 15907-0520

PENNSYLVANIA TAX FREE FUND, CLASS A

  Commonwealth of Pennsylvania ....................................         10,114,216         16.79%
  J. Robert Hawkins
  Finance Building
  Room 126
  Harrisburg, PA 17120

  The Farmers Company .............................................          5,921,400          9.83%
  c/o Farmers First Bank - Lititz
  Attn: Wendy Basehoar
  P.O. Box 1000
  Lititz, PA 17543-7000

                                                                                          PERCENT OF
NAME AND ADDRESS                                                     NUMBER OF SHARES        FUNDS
-------------------------------------------------------------------  -----------------  ---------------
  The Fulton Company ..............................................         43,663,679         72.48%
  c/o Fulton Bank Trust Dept.
  Attn: Dennis Patrick
  One Penn Square
  Lancaster, PA 17602-2853

INTERMEDIATE TERM MUNICIPAL FUND, CLASS A

  SEI Trust Company ...............................................         34,570,518         74.71%
  Attn: Jacqueline Esposito
  One Freedom Valley Drive
  Oaks, PA 19456

CALIFORNIA MUNICIPAL BOND FUND, CLASS A

  SEI Trust Company ...............................................            148,351         11.32%
  Attn: Jacqueline Esposito
  One Freedom Valley Drive
  Oaks, PA 19456

  SEI Trust Company ...............................................          1,127,890         86.03%
  Attn: Jacqueline Esposito
  One Freedom Valley Drive
  Oaks, PA 19456

MASSACHUSETTS MUNICIPAL BOND FUND, CLASS A

  SEI Corporation .................................................             98,257         20.78%
  c/o SEI Escrow
  Attn: Eileen Bonaduce
  P.O. Box 1100
  Oaks, PA 19456

  SEI Trust Company ...............................................            375,950         79.52%
  Attn: Jacqueline Esposito
  One Freedom Valley Drive
  Oaks, PA 19456

NEW JERSEY MUNICIPAL BOND FUND, CLASS A

  SEI Corporation .................................................             82,916          8.51%
  c/o SEI Escrow
  Attn: Eileen Bonaduce
  P.O. Box 1100
  Oaks, PA 19456

  SEI Trust Company ...............................................            708,510         95.21%
  Attn: Jacqueline Esposito
  One Freedom Valley Drive
  Oaks, PA 19456

                                                                                          PERCENT OF
NAME AND ADDRESS                                                     NUMBER OF SHARES        FUNDS
-------------------------------------------------------------------  -----------------  ---------------
NEW YORK MUNICIPAL BOND FUND

  SEI Corporation .................................................             93,335         17.68%
  c/o SEI Escrow
  Attn: Eileen Bonaduce
  P.O. Box 1100
  Oaks, PA 19456

  SEI Trust Company ...............................................            430,462         81.54%
  Attn: Jacqueline Esposito
  One Freedom Valley Drive
  Oaks, PA 19456

                                   CUSTODIAN

    First Union National Bank, Broad and Chestnut Streets, P.O. Box 7618, Philadelphia, Pennsylvania 19101, serves as Custodian of the Trust's assets and acts as wire agent of the Trust. The Custodian holds cash, securities and other assets of the Trust as required by the 1940 Act.

                                 LEGAL COUNSEL

    Morgan, Lewis & Bockius LLP serves as counsel to the Trust.

                                    EXPERTS

    The financial statements dated August 31, 1998, in this Statement of Additional Information have been audited by Arthur Andersen LLP, independent accountants, as indicated in their report dated October 12, 1998, and are included herein in reliance upon the authority of said firm as experts in accounting and auditing and in giving said report.

                              FINANCIAL STATEMENTS

                   STATEMENT OF ASSETS AND LIABILITIES (000)

           SEI TAX EXEMPT TRUST--FOR THE PERIOD ENDED AUGUST 31, 1998

                                                                        NEW JERSEY      NEW YORK      CALIFORNIA
                                                     MASSACHUSETTS       MUNICIPAL      MUNICIPAL      MUNICIPAL
                                                    MUNICIPAL BOND         BOND           BOND           BOND
                                                       PORTFOLIO         PORTFOLIO      PORTFOLIO      PORTFOLIO
                                                  -------------------  -------------  -------------  -------------
ASSETS:
  Investments at value
    (Cost $870, $1,209, $1,217 and $1,938,
      respectively).............................       $     875         $   1,213      $   1,224      $   1,946
  Cash..........................................             346                87            270            428
  Accrued Income................................               8                 6             14             10
  Receivable from Fund Shares Sold..............          --                --             --                178
  Investment Securities Sold....................              99            --                 11         --
                                                          ------            ------         ------         ------
  Total Assets..................................           1,328             1,306          1,519          2,562
                                                          ------            ------         ------         ------

LIABILITIES:
  Investment Securities Purchased...............             286               201            142            403
  Accrued Expenses..............................               2            --                  2              1
                                                          ------            ------         ------         ------
  Total Liabilities.............................             288               201            144            404
                                                          ------            ------         ------         ------
  Net Assets:...................................           1,040             1,105          1,375          2,158
                                                          ------            ------         ------         ------

NET ASSETS:
  Portfolio Shares of Class A (unlimited
    authorization--no par value) based on
    103,388, 109,957, 136,772 and 214,354,
    respectively, of outstanding shares of
    beneficial interest.........................           1,034             1,101          1,368          2,150
  Accumulated Net Realized Gain on
    Investments.................................               1            --             --             --
  Net Unrealized Appreciation on Investments....               5                 4              7              8
                                                          ------            ------         ------         ------
TOTAL NET ASSETS................................       $   1,040         $   1,105      $   1,375      $   2,158
                                                          ------            ------         ------         ------
                                                          ------            ------         ------         ------
Net Asset Value, Offering and Redemption Price
  Per Share--Class A............................       $   10.05         $   10.05      $   10.05      $   10.07
                                                          ------            ------         ------         ------
                                                          ------            ------         ------         ------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                         STATEMENT OF OPERATIONS (000)

            SEI TAX EXEMPT TRUST--FOR THE YEAR ENDED AUGUST 31, 1998

                                                                                  CALIFORNIA     INSTITUTIONAL
                                                                     TAX FREE     TAX EXEMPT        TAX FREE
                                                                    PORTFOLIO      PORTFOLIO       PORTFOLIO
                                                                   ------------  -------------  ----------------
INVESTMENT INCOME:
  Interest Income................................................   $   19,032     $  17,647       $   38,579
                                                                   ------------  -------------        -------
EXPENSES:
  Management Fees................................................        1,852         1,186            3,738
  Waiver of Management Fees......................................       --              (101)          (1,032)
  Investment Advisory Fees.......................................          200           201              404
  Waiver of Investment Advisory Fees.............................       --            --               --
  Custodian/Wire Agent Fees......................................           37            46               89
  Professional Fees..............................................           11            16               37
  Pricing Fees...................................................            4             4                8
  Registration Fees..............................................           77            45              119
  Trustee Fees...................................................            8            10               13
  Shareholder Servicing Fees(1)..................................        1,286         2,447            2,690
  Shareholder Servicing Fee Waivers..............................       (1,173)         (130)          (2,353)
  Printing Fees..................................................            8            28               28
  Insurance Fees.................................................            2             5                8
  Other Expenses.................................................            3             4               14
                                                                   ------------  -------------        -------
  Total Expenses.................................................        2,315         3,761            3,763
                                                                   ------------  -------------        -------
NET INVESTMENT INCOME............................................       16,717        13,886           34,816
                                                                   ------------  -------------        -------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS
  Net Realized Loss on Investments...............................           (8)          (45)             (15)
                                                                   ------------  -------------        -------
  Net Realized and Unrealized Loss on Investments................           (8)          (45)             (15)
                                                                   ------------  -------------        -------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.............   $   16,709     $  13,841       $   34,801
                                                                   ------------  -------------        -------
                                                                   ------------  -------------        -------

------------------------

(1) INCLUDES CLASS SPECIFIC DISTRIBUTION EXPENSES.

    AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

            SEI TAX EXEMPT TRUST--FOR THE YEAR ENDED AUGUST 31, 1998

                                                                                                   PENNSYLVANIA
                                                        PENNSYLVANIA TAX   INTERMEDIATE- TERM     MUNICIPAL BOND
                                                         FREE PORTFOLIO    MUNICIPAL PORTFOLIO       PORTFOLIO
                                                        -----------------  -------------------  -------------------
INVESTMENT INCOME:
  Interest Income.....................................      $   1,505          $    17,876           $   5,284
                                                               ------              -------              ------
EXPENSES:
  Management Fees.....................................            146                  888                 345
  Waiver of Management Fees...........................            (34)                 (95)               (124)
  Investment Advisory Fees............................             16                1,221                 198
  Waiver of Investment Advisory Fees..................         --                  --                   --
  Custodian/Wire Agent Fees...........................              3                   45                   8
  Professional Fees...................................              3                   14                   6
  Pricing Fees........................................         --                       22                  13
  Registration Fees...................................              2                   74                  11
  Trustee Fees........................................              1                    7                   1
  Shareholder Servicing Fees(1).......................            102                  925                 247
  Shareholder Servicing Fee Waivers...................           (102)                (925)               (247)
  Printing Fees.......................................              3                   43                  14
  Insurance Fees......................................         --                        3                   1
  Other Expenses......................................              2                    3                   1
                                                               ------              -------              ------
  Total Expenses......................................            142                2,225                 474
                                                               ------              -------              ------
NET INVESTMENT INCOME.................................          1,363               15,651               4,810
                                                               ------              -------              ------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  Net Realized Gain (Loss) on Investments.............             (4)                 464                 583
  Net Change in Unrealized Appreciation of
    Investments.......................................         --                   10,070               1,465
                                                               ------              -------              ------
  Net Realized and Unrealized Gain (Loss) on
    Investments.......................................             (4)              10,534               2,048
                                                               ------              -------              ------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS        $   1,359          $    26,185           $   6,858
                                                               ------              -------              ------
                                                               ------              -------              ------

------------------------

(1) INCLUDES CLASS SPECIFIC DISTRIBUTION EXPENSES.

    AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                   STATEMENT OF OPERATIONS (000) (CONCLUDED)

            SEI TAX EXEMPT TRUST--FOR THE YEAR ENDED AUGUST 31, 1998

                                                MASSACHUSETTS         NEW JERSEY          NEW YORK          CALIFORNIA
                                               MUNICIPAL BOND       MUNICIPAL BOND     MUNICIPAL BOND     MUNICIPAL BOND
                                                PORTFOLIO(2)         PORTFOLIO(3)       PORTFOLIO(3)       PORTFOLIO(2)
                                            ---------------------  -----------------  -----------------  -----------------
INVESTMENT INCOME:
  Interest Income.........................        $  --                $       1          $       1          $       1
                                                      -----                -----              -----              -----
EXPENSES:
  Management Fees.........................           --                   --                 --                 --
  Waiver of Management Fees...............           --                   --                 --                 --
  Investment Advisory Fees................           --                   --                 --                 --
  Waiver of Investment Advisory Fees......           --                   --                 --                 --
  Custodian/Wire Agent Fees...............           --                   --                 --                 --
  Professional Fees.......................           --                   --                 --                 --
  Pricing Fees............................           --                   --                 --                 --
  Registration Fees.......................           --                   --                 --                 --
  Trustee Fees............................           --                   --                 --                 --
  Shareholder Servicing Fees(1)...........           --                   --                 --                 --
  Shareholder Servicing Fee Waivers.......           --                   --                 --                 --
  Printing Fees...........................           --                   --                 --                 --
  Insurance Fees..........................           --                   --                 --                 --
  Other Expenses..........................           --                   --                 --                 --
                                                      -----                -----              -----              -----
  Total Expenses..........................           --                   --                 --                 --
                                                      -----                -----              -----              -----
NET INVESTMENT INCOME.....................           --                        1                  1                  1
                                                      -----                -----              -----              -----
NET REALIZED AND UNREALIZED GAIN ON
  INVESTMENTS
  Net Realized Gain on Investments........                1               --                 --                 --
  Net Change in Unrealized Appreciation of
    Investments...........................                5                    4                  7                  8
                                                      -----                -----              -----              -----
  Net Realized and Unrealized Gain on
    Investments...........................                6                    4                  7                  8
                                                      -----                -----              -----              -----
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS..............................        $       6            $       5          $       8          $       9
                                                      -----                -----              -----              -----
                                                      -----                -----              -----              -----

------------------------

(1) INCLUDES CLASS SPECIFIC DISTRIBUTION EXPENSES.

(2) COMMENCED OPERATIONS ON AUGUST 19, 1998.

(3) COMMENCED OPERATIONS ON AUGUST 18, 1998.

    AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                    STATEMENT OF CHANGES IN NET ASSETS (000)

            SEI TAX EXEMPT TRUST--FOR THE YEAR ENDED AUGUST 31, 1998

                                                                                       CALIFORNIA            INSTITUTIONAL
                                                                 TAX FREE              TAX EXEMPT               TAX FREE
                                                                PORTFOLIO               PORTFOLIO              PORTFOLIO
                                                          ----------------------  ---------------------  ----------------------
                                                             1998        1997        1998       1997        1998        1997
                                                          ----------  ----------  ----------  ---------  ----------  ----------
INVESTMENT ACTIVITIES:
  Net Investment Income.................................  $   16,717  $   12,882  $   13,886  $  12,288  $   34,816  $   33,351
  Net Realized Gain (Loss) on Investments...............          (8)         (3)        (45)    --             (15)         (4)
                                                          ----------  ----------  ----------  ---------  ----------  ----------
  Net Increase in Net Assets Resulting from
    Operations..........................................      16,709      12,879      13,841     12,288      34,801      33,347
                                                          ----------  ----------  ----------  ---------  ----------  ----------
DISTRIBUTIONS TO SHAREHOLDERS:
  Net Investment Income
    Class A.............................................     (16,717)    (12,895)     (1,653)    (1,562)    (31,995)    (32,434)
    Class B.............................................      --          --          --         --          (2,287)       (575)
    Class C.............................................      --          --          --         --            (652)       (227)
    Class D.............................................      --          --          --         --          --          --
    Class CNI(1)........................................      --          --         (12,243)   (10,684)     --          --
  Net Capital Gains
    Class A.............................................      --          --          --         --          --             (42)
    Class B.............................................      --          --          --         --          --              (1)
                                                          ----------  ----------  ----------  ---------  ----------  ----------
    Total Distributions.................................     (16,717)    (12,895)    (13,896)   (12,246)    (34,934)    (33,279)
                                                          ----------  ----------  ----------  ---------  ----------  ----------
TRANSACTIONS(2):
  Class A:
    Proceeds from Shares Issued.........................   2,868,542   1,929,474     471,131    378,414   4,812,267   5,109,226
    Reinvestment of Cash Distributions..................       2,527       1,321          76         63       1,150         547
    Cost of Shares Redeemed.............................  (2,758,801) (1,839,669)   (483,007)  (371,901) (4,999,980) (4,945,279)
                                                          ----------  ----------  ----------  ---------  ----------  ----------
    Total Class A Share Transactions....................     112,268      91,126     (11,800)     6,576    (186,563)    164,494
                                                          ----------  ----------  ----------  ---------  ----------  ----------
  Class B:
    Proceeds from Shares Issued.........................      --          --          --         --         404,501      74,602
    Reinvestment of Cash Distributions..................      --          --          --         --             857          73
    Cost of Shares Redeemed.............................      --          --          --         --        (345,134)    (54,051)
                                                          ----------  ----------  ----------  ---------  ----------  ----------
    Total Class B Share Transactions....................      --          --          --         --          60,224      20,624
                                                          ----------  ----------  ----------  ---------  ----------  ----------
  Class C:
    Proceeds from Shares Issued.........................      --          --          --         --         169,692      66,525
    Reinvestment of Cash Distributions..................      --          --          --         --          --          --
    Cost of Shares Redeemed.............................      --          --          --         --        (156,390)    (76,352)
                                                          ----------  ----------  ----------  ---------  ----------  ----------
    Total Class C Share Transactions....................      --          --          --         --          13,302      (9,827)
                                                          ----------  ----------  ----------  ---------  ----------  ----------
  Class D(3):
    Proceeds from Shares Issued.........................      --               1      --         --          --          --
    Reinvestment of Cash Distributions..................      --          --          --         --          --          --
    Cost of Shares Redeemed.............................      --              (6)     --         --          --          --
                                                          ----------  ----------  ----------  ---------  ----------  ----------
    Total Class D Share Transactions....................      --              (5)     --         --          --          --
                                                          ----------  ----------  ----------  ---------  ----------  ----------
  Class CNI(1):
    Proceeds from Shares Issued.........................      --          --       1,076,760    817,088      --          --
    Reinvestment of Cash Distributions..................      --          --           9,619      9,680      --          --
    Cost of Shares Redeemed.............................      --          --      (1,024,432)  (765,343)     --          --
                                                          ----------  ----------  ----------  ---------  ----------  ----------
    Total Class G Share Transactions....................      --          --          61,947     61,425      --          --
                                                          ----------  ----------  ----------  ---------  ----------  ----------
  Increase (Decrease) in Net Assets from Share
    Transaction.........................................     112,268      91,121      50,147     68,001    (113,037)    175,291
                                                          ----------  ----------  ----------  ---------  ----------  ----------
  Total Increase (Decrease) in Net Assets...............     112,260      91,105      50,092     68,043    (113,170)    175,359
                                                          ----------  ----------  ----------  ---------  ----------  ----------
NET ASSETS:
  Beginning of period...................................     431,017     339,912     463,456    395,413   1,044,111     868,752
                                                          ----------  ----------  ----------  ---------  ----------  ----------
  End of period.........................................  $  543,277  $  431,017  $  513,548  $ 463,456  $  930,941  $1,044,111
                                                          ----------  ----------  ----------  ---------  ----------  ----------
                                                          ----------  ----------  ----------  ---------  ----------  ----------

------------------------------

(1) FORMERLY CLASS G SHARES

(2) FOR CAPITAL SHARE TRANSACTIONS SEE FOOTNOTE 8 IN THE NOTES TO THE FINANCIAL STATEMENTS.

(3) ON JUNE 30, 1996, INTERMEDIATE-TERM MUNICIPAL PORTFOLIO CLASS D CLOSED.

    AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

            SEI TAX EXEMPT TRUST--FOR THE YEAR ENDED AUGUST 31, 1998

                                                                           INTERMEDIATE- TERM       PENNSYLVANIA
                                                        PENNSYLVANIA
                                                          TAX FREE                                 MUNICIPAL BOND
                                                        PORTFOLIO(2)      MUNICIPAL PORTFOLIO        PORTFOLIO
                                                    --------------------  --------------------  --------------------
                                                      1998       1997       1998       1997       1998       1997
                                                    ---------  ---------  ---------  ---------  ---------  ---------
INVESTMENT ACTIVITIES:
  Net Investment Income...........................  $   1,363  $   1,263  $  15,651  $   8,537  $   4,810  $   4,948
  Net Realized Gain (Loss) on Investments.........         (4)    --            464        267        583        378
  Net Change in Unrealized Appreciation of
    Investments...................................     --         --         10,070      5,042      1,465      2,274
                                                    ---------  ---------  ---------  ---------  ---------  ---------
  Net Increase in Net Assets Resulting from
    Operations....................................      1,359      1,263     26,185     13,846      6,858      7,600
                                                    ---------  ---------  ---------  ---------  ---------  ---------
DISTRIBUTIONS TO SHAREHOLDERS:
  Net Investment Income
    Class A.......................................     (1,358)    (1,267)   (15,609)    (8,535)    --         (4,941)
    Class B.......................................     --         --         --         --         (4,798)    --
  Net Capital Gains
    Class A.......................................     --         --         --         --         --         (1,769)
    Class B.......................................     --         --         --         --           (365)    --
                                                    ---------  ---------  ---------  ---------  ---------  ---------
    Total Distributions...........................     (1,358)    (1,267)   (15,609)    (8,535)    (5,163)    (6,710)
                                                    ---------  ---------  ---------  ---------  ---------  ---------
TRANSACTIONS(1):
  Class A:
    Proceeds from Shares Issued...................    322,613    244,606    327,207    163,672        332     21,575
    Reinvestment of Cash Distributions............         77         42     10,973      4,353     --            569
    Cost of Shares Redeemed.......................   (322,186)  (238,052)   (91,670)   (48,661)    --        (22,183)
                                                    ---------  ---------  ---------  ---------  ---------  ---------
    Total Class A Share Transactions..............        504      6,596    246,510    119,364        332        (39)
                                                    ---------  ---------  ---------  ---------  ---------  ---------
  Class B:
    Proceeds from Shares Issued...................     --         --         --         --         19,813     --
    Reinvestment of Cash Distributions............     --         --         --         --            469     --
    Cost of Shares Redeemed.......................     --         --         --         --        (19,026)    --
                                                    ---------  ---------  ---------  ---------  ---------  ---------
    Total Class B Share Transactions..............     --         --         --         --          1,256     --
                                                    ---------  ---------  ---------  ---------  ---------  ---------
  Increase (Decrease) in Net Assets from Share
    Transactions..................................        504      6,596    246,510    119,364      1,588        (39)
                                                    ---------  ---------  ---------  ---------  ---------  ---------
  Total Increase in Net Assets....................        505      6,592    257,086    124,675      3,283        851
                                                    ---------  ---------  ---------  ---------  ---------  ---------
NET ASSETS:
  Beginning of period.............................     49,563     42,971    259,238    134,563     98,079     97,228
                                                    ---------  ---------  ---------  ---------  ---------  ---------
  End of period...................................  $  50,068  $  49,563  $ 516,324  $ 259,238  $ 101,362  $  98,079
                                                    ---------  ---------  ---------  ---------  ---------  ---------
                                                    ---------  ---------  ---------  ---------  ---------  ---------

------------------------------

(1) FOR CAPITAL SHARE TRANSACTIONS SEE FOOTNOTE 8 IN THE NOTES TO THE FINANCIAL STATEMENTS.

(2) THE PENNSYLVANIA TAX FREE PORTFOLIO--CLASS B COMMENCED OPERATIONS ON AUGUST 25, 1998.

    AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

              STATEMENT OF CHANGES IN NET ASSETS (000) (CONCLUDED)

            SEI TAX EXEMPT TRUST--FOR THE YEAR ENDED AUGUST 31, 1998

                                               MASSACHUSETTS        NEW JERSEY          NEW YORK          CALIFORNIA
                                              MUNICIPAL BOND      MUNICIPAL BOND     MUNICIPAL BOND     MUNICIPAL BOND
                                               PORTFOLIO(2)        PORTFOLIO(3)       PORTFOLIO(3)       PORTFOLIO(2)
                                            -------------------  -----------------  -----------------  -----------------
                                                   1998                1998               1998               1998
                                            -------------------  -----------------  -----------------  -----------------
INVESTMENT ACTIVITIES:
  Net Investment Income...................       $  --               $       1          $       1          $       1
  Net Realized Gain on Investments........               1              --                 --                 --
  Net Change in Unrealized Appreciation of
    Investments...........................               5                   4                  7                  8
                                                    ------              ------             ------             ------
  Net Increase in Net Assets Resulting
    from Operations.......................               6                   5                  8                  9
                                                    ------              ------             ------             ------
DISTRIBUTIONS TO SHAREHOLDERS:
  Net Investment Income
    Class A...............................          --                      (1)                (1)                (1)
  Net Capital Gains
    Class A...............................          --                  --                 --                 --
                                                    ------              ------             ------             ------
    Total Distributions...................          --                      (1)                (1)                (1)
                                                    ------              ------             ------             ------
TRANSACTIONS(1):
  Class A:
    Proceeds from Shares Issued...........           1,034               1,100              1,367              2,161
    Reinvestment of Cash Distributions....          --                       1                  1                  1
    Cost of Shares Redeemed...............          --                  --                 --                    (12)
                                                    ------              ------             ------             ------
    Total Class A Share Transactions......           1,034               1,101              1,368              2,150
                                                    ------              ------             ------             ------
  Increase in Net Assets from Share
    Transactions..........................           1,034               1,101              1,368              2,150
                                                    ------              ------             ------             ------
  Total Increase in Net Assets............           1,040               1,105              1,375              2,158
                                                    ------              ------             ------             ------
NET ASSETS:
  Beginning of period.....................          --                  --                 --                 --
                                                    ------              ------             ------             ------
  End of period...........................       $   1,040           $   1,105          $   1,375          $   2,158
                                                    ------              ------             ------             ------
                                                    ------              ------             ------             ------

------------------------------

(1) FOR CAPITAL SHARE TRANSACTIONS SEE FOOTNOTE 8 IN THE NOTES TO THE FINANCIAL STATEMENTS.

(2) COMMENCED OPERATIONS ON AUGUST 19, 1998.

(3) COMMENCED OPERATIONS ON AUGUST 18, 1998.

    AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                              FINANCIAL HIGHLIGHTS
                              SEI TAX EXEMPT TRUST
                  FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR

                                                                                                    NET REALIZED AND
                                       INVESTMENT                    DISTRIBUTIONS                  UNREALIZED GAIN
                        NET ASSET      ACTIVITIES    ---------------------------------------------     (LOSS) ON
                          VALUE      --------------                      NET                        INVESTMENTS AND    NET ASSET
                      BEGINNING OF   NET INVESTMENT  NET INVESTMENT   REALIZED         TOTAL            CAPITAL       VALUE, END
                         PERIOD          INCOME          INCOME         GAIN       DISTRIBUTIONS      TRANSACTIONS     OF PERIOD
                      -------------  --------------  --------------  -----------  ----------------  ----------------  -----------
TAX FREE PORTFOLIO
CLASS A
  1998..............    $    1.00      $   0.033       $   (0.033)       --          $   (0.033)           --          $    1.00
  1997..............         1.00          0.033           (0.033)       --              (0.033)           --               1.00
  1996..............         1.00          0.033           (0.033)       --              (0.033)           --               1.00
  1995..............         1.00          0.034           (0.034)       --              (0.034)           --               1.00
  1994..............         1.00          0.022           (0.022)       --              (0.022)           --               1.00
CLASS D
  1998..............    $    1.00      $   0.029       $   (0.029)       --          $   (0.029)           --          $    1.00
  1997..............         1.00          0.028           (0.028)       --              (0.028)           --               1.00
  1996..............         1.00          0.030           (0.030)       --              (0.030)           --               1.00
  1995(1)...........         1.00          0.026           (0.026)       --              (0.026)           --               1.00

CALIFORNIA TAX EXEMPT PORTFOLIO
CLASS A
  1998..............  $      1.00    $       0.032   $      (0.032 )     --       $       (0.032  )       --          $     1.00
  1997..............         1.00            0.033          (0.033 )     --               (0.033  )       --                1.00
  1996..............         1.00            0.034          (0.034 )     --               (0.034  )       --                1.00
  1995..............         1.00            0.033          (0.033 )     --               (0.033  )       --                1.00
  1994..............         1.00            0.023          (0.023 )     --               (0.023  )       --                1.00
CLASS CNI***
  1998..............  $      1.00    $       0.027   $      (0.027 )     --       $       (0.027  )       --          $     1.00
  1997..............         1.00            0.028          (0.028 )     --               (0.028  )       --                1.00
  1996..............         1.00            0.028          (0.028 )     --               (0.028  )       --                1.00
  1995..............         1.00            0.029          (0.029 )     --               (0.029  )       --                1.00
  1994(2)...........         1.00            0.006          (0.006 )     --               (0.006  )       --                1.00

                                                                   RATIO OF
                                       NET                        EXPENSES TO                         RATIO OF NET
                                     ASSETS,       RATIO OF       AVERAGE NET      RATIO OF NET     INVESTMENT INCOME
                                      END OF     EXPENSES TO        ASSETS       INVESTMENT INCOME   TO AVERAGE NET
                                      PERIOD     AVERAGE NET     EXCLUDING FEE    TO AVERAGE NET    ASSETS EXCLUDING
                      TOTAL RETURN    (000)         ASSETS          WAIVERS           ASSETS           FEE WAIVERS
                      ------------  ----------  --------------  ---------------  -----------------  -----------------
TAX FREE PORTFOLIO
CLASS A
  1998..............        3.30%   $  543,276        0.45%            0.68%             3.25%              3.02%
  1997..............        3.31       431,016        0.45             0.69              3.26               3.02
  1996..............        3.35       339,906        0.45             0.50              3.30               3.25
  1995..............        3.48       377,152        0.45             0.51              3.43               3.37
  1994..............        2.20       358,299        0.45             0.53              2.17               2.09
CLASS D
  1998..............        2.91%   $        1        0.59%            0.59%             3.13%              3.13%
  1997..............        2.86             1        0.74             0.74              3.04               3.04
  1996..............        2.99             6        0.80             0.88              3.18               3.10
  1995(1)...........        2.68           272        0.80*            0.86*             3.13*              3.07*

CALIFORNIA TAX EXEMP
CLASS A
  1998..............         3.20%  $   39,508         0.28%            0.55%             3.17%              2.90%
  1997..............         3.30       51,314         0.28             0.57              3.26               2.97
  1996..............         3.41       44,729         0.28             0.36              3.33               3.25
  1995..............         3.49       30,921         0.28             0.42              3.43               3.29
  1994..............         2.32       32,015         0.27             0.38              2.28               2.17
CLASS CNI***
  1998..............         2.69%  $  474,040         0.78%            0.80%             2.64%              2.62%
  1997..............         2.79      412,142         0.78             1.06              2.75               2.47
  1996..............         2.90      350,684         0.78             0.86              2.84               2.76
  1995..............         2.97      328,035         0.78             0.93              2.93               2.78
  1994(2)...........         2.14 *    318,122         0.67   *         0.87   *          2.06    *          1.86   *


                        PORTFOLIO
                      TURNOVER RATE
                      --------------
TAX FREE PORTFOLIO
CLASS A
  1998..............        --
  1997..............        --
  1996..............        --
  1995..............        --
  1994..............        --
CLASS D
  1998..............        --
  1997..............        --
  1996..............        --
  1995(1)...........        --

CALIFORNIA TAX EXEMP
CLASS A
  1998..............      --
  1997..............      --
  1996..............      --
  1995..............      --
  1994..............      --
CLASS CNI***
  1998..............      --
  1997..............      --
  1996..............      --
  1995..............      --
  1994(2)...........      --

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                              SEI TAX EXEMPT TRUST
                  FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR

                                                                                                    NET REALIZED AND
                                       INVESTMENT                    DISTRIBUTIONS                  UNREALIZED GAIN
                        NET ASSET      ACTIVITIES    ---------------------------------------------     (LOSS) ON
                          VALUE      --------------                      NET                        INVESTMENTS AND    NET ASSET
                      BEGINNING OF   NET INVESTMENT  NET INVESTMENT   REALIZED         TOTAL            CAPITAL       VALUE, END
                         PERIOD          INCOME          INCOME         GAIN       DISTRIBUTIONS      TRANSACTIONS     OF PERIOD
                      -------------  --------------  --------------  -----------  ----------------  ----------------  -----------

INSTITUTIONAL TAX FREE PORTFOLIO
CLASS A
  1998..............    $    1.00      $   0.034       $   (0.034)       --          $   (0.034)           --          $    1.00
  1997..............         1.00          0.034           (0.034)       --              (0.034)           --               1.00
  1996..............         1.00          0.035           (0.035)       --              (0.035)           --               1.00
  1995..............         1.00          0.036           (0.036)       --              (0.036)           --               1.00
  1994..............         1.00          0.025           (0.025)       --              (0.025)           --               1.00
CLASS B
  1998..............    $    1.00      $   0.031       $   (0.031)       --          $   (0.031)           --          $    1.00
  1997..............         1.00          0.031           (0.031)       --              (0.031)           --               1.00
  1996..............         1.00          0.032           (0.032)       --              (0.032)           --               1.00
  1995..............         1.00          0.033           (0.033)       --              (0.033)           --               1.00
  1994..............         1.00          0.022           (0.022)       --              (0.022)           --               1.00
CLASS C
  1998..............    $    1.00      $   0.029       $   (0.029)       --          $   (0.029)           --          $    1.00
  1997..............         1.00          0.029           (0.029)       --              (0.029)           --               1.00
  1996(3)...........         1.00          0.029           (0.029)       --              (0.029)           --               1.00

PENNSYLVANIA TAX FREE PORTFOLIO
CLASS A
  1998..............  $      1.00    $       0.034   $      (0.034 )     --       $       (0.034  )       --          $     1.00
  1997..............         1.00            0.033          (0.033 )     --               (0.033  )       --                1.00
  1996..............         1.00            0.034          (0.034 )     --               (0.034  )       --                1.00
  1995..............         1.00            0.035          (0.035 )     --               (0.035  )       --                1.00
  1994(4)...........         1.00            0.014          (0.014 )     --               (0.014  )       --                1.00

                                                                   RATIO OF
                                       NET                        EXPENSES TO                         RATIO OF NET
                                     ASSETS,       RATIO OF       AVERAGE NET      RATIO OF NET     INVESTMENT INCOME
                                      END OF     EXPENSES TO        ASSETS       INVESTMENT INCOME   TO AVERAGE NET
                                      PERIOD     AVERAGE NET     EXCLUDING FEE    TO AVERAGE NET    ASSETS EXCLUDING
                      TOTAL RETURN    (000)         ASSETS          WAIVERS           ASSETS           FEE WAIVERS
                      ------------  ----------  --------------  ---------------  -----------------  -----------------

INSTITUTIONAL TAX FR
CLASS A
  1998..............        3.46%   $  813,261        0.33%            0.68%             3.39%              3.04%
  1997..............        3.44       999,946        0.33             0.69              3.39               3.03
  1996..............        3.52       835,388        0.33             0.49              3.46               3.30
  1995..............        3.70       788,877        0.33             0.52              3.64               3.45
  1994..............        2.51       835,516        0.33             0.50              2.48               2.31
CLASS B
  1998..............        3.15%   $   95,004        0.63%            0.73%             3.06%              2.96%
  1997..............        3.13        34,783        0.63             0.73              3.10               3.00
  1996..............        3.21        14,156        0.63             0.80              3.16               2.99
  1995..............        3.39        15,084        0.63             0.82              3.32               3.13
  1994..............        2.21        21,725        0.63             0.81              2.31               2.13
CLASS C
  1998..............        2.94%   $   22,676        0.83%            0.93%             2.89%              2.79%
  1997..............        2.93         9,382        0.83             0.95              2.85               2.73
  1996(3)...........        2.92        19,208        0.83*            0.96*             2.89*              2.76*

PENNSYLVANIA TAX FRE
CLASS A
  1998..............         3.41%  $   50,068         0.35%            0.68%             3.36%              3.03%
  1997..............         3.39       49,563         0.35             0.71              3.33               2.97
  1996..............         3.40       42,971         0.35             0.49              3.33               3.19
  1995..............         3.60       26,058         0.35             0.51              3.54               3.38
  1994(4)...........         2.37 *     18,712         0.35   *         0.65   *          2.37    *          2.07   *


                        PORTFOLIO
                      TURNOVER RATE
                      --------------

INSTITUTIONAL TAX FR
CLASS A
  1998..............        --
  1997..............        --
  1996..............        --
  1995..............        --
  1994..............        --
CLASS B
  1998..............        --
  1997..............        --
  1996..............        --
  1995..............        --
  1994..............        --
CLASS C
  1998..............        --
  1997..............        --
  1996(3)...........        --

PENNSYLVANIA TAX FRE
CLASS A
  1998..............      --
  1997..............      --
  1996..............      --
  1995..............      --
  1994(4)...........      --

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                              SEI TAX EXEMPT TRUST
                  FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR

                                                                                                    NET REALIZED AND
                                       INVESTMENT                    DISTRIBUTIONS                  UNREALIZED GAIN
                        NET ASSET      ACTIVITIES    ---------------------------------------------     (LOSS) ON
                          VALUE      --------------                      NET                        INVESTMENTS AND    NET ASSET
                      BEGINNING OF   NET INVESTMENT  NET INVESTMENT   REALIZED         TOTAL            CAPITAL       VALUE, END
                         PERIOD          INCOME          INCOME         GAIN       DISTRIBUTIONS      TRANSACTIONS     OF PERIOD
                      -------------  --------------  --------------  -----------  ----------------  ----------------  -----------

INTERMEDIATE-TERM MUNICIPAL
  PORTFOLIO
CLASS A
  1998..............    $   10.77      $   0.46        $    (0.46)       --          $    (0.46)       $     0.31      $   11.08
  1997..............        10.45          0.48             (0.48)       --               (0.48)             0.32          10.77
  1996..............        10.59          0.49             (0.53)       --               (0.53)            (0.10)         10.45
  1995..............        10.36          0.52             (0.52)       --               (0.52)             0.23          10.59
  1994..............        10.84          0.49             (0.49)    $   (0.06)          (0.55)            (0.42)         10.36
CLASS D**
  1996(5)...........    $   10.59      $   0.38        $    (0.41)       --          $    (0.41)       $    (0.10)     $   10.46
  1995..............        10.36          0.48             (0.48)       --               (0.48)             0.23          10.59
  1994(6)...........        10.90          0.45             (0.42)    $   (0.06)          (0.48)            (0.51)         10.36

PENNSYLVANIA MUNICIPAL BOND
  PORTFOLIO
CLASS A
  1998(7)...........  $      10.72   $       0.01    $       (0.01 )     --       $        (0.01  ) $         0.03    $    10.75
CLASS B
  1998..............  $      10.58   $       0.52    $       (0.52 ) $    (0.04 ) $        (0.56  ) $         0.22    $    10.76
  1997..............         10.48           0.53            (0.53 )      (0.19 )          (0.72  )           0.29         10.58
  1996..............         10.66           0.55            (0.59 )     --                (0.59  )          (0.14  )      10.48
  1995..............         10.52           0.55            (0.55 )     --                (0.55  )           0.14         10.66
  1994..............         10.94           0.53            (0.53 )     --                (0.53  )          (0.42  )      10.52

MASSACHUSETTS MUNICIPAL BOND
  PORTFOLIO
CLASS A
  1998(8)...........  $      10.00      --                --             --             --          $         0.05    $    10.05

                                                                   RATIO OF
                                       NET                        EXPENSES TO                         RATIO OF NET
                                     ASSETS,       RATIO OF       AVERAGE NET      RATIO OF NET     INVESTMENT INCOME
                                      END OF     EXPENSES TO        ASSETS       INVESTMENT INCOME   TO AVERAGE NET
                                      PERIOD     AVERAGE NET     EXCLUDING FEE    TO AVERAGE NET    ASSETS EXCLUDING
                      TOTAL RETURN    (000)         ASSETS          WAIVERS           ASSETS           FEE WAIVERS
                      ------------  ----------  --------------  ---------------  -----------------  -----------------

INTERMEDIATE-TERM MU
  PORTFOLIO
CLASS A
  1998..............        7.20%   $  516,324        0.60%            0.88%             4.23%              3.95%
  1997..............        7.93       259,238        0.60             0.88              4.53               4.25
  1996..............        3.76       134,563        0.59             0.66              4.66               4.59
  1995..............        7.53        95,675        0.55             0.72              4.96               4.79
  1994..............        0.65       127,509        0.53             0.71              4.65               4.47
CLASS D**
  1996(5)...........        3.22%*      --            0.98%*           1.08%*            4.26%*             4.16%*
  1995..............        7.11    $      548        0.95             1.12              4.57               4.40
  1994(6)...........       (0.93)*       1,105        0.93*            1.07*             4.34*              4.20*

PENNSYLVANIA MUNICIP
  PORTFOLIO
CLASS A
  1998(7)...........         0.26%  $      333         0.60%*           0.79%*            4.56%*             4.25%*
CLASS B
  1998..............         7.24%  $  101,029         0.48%            0.86%             4.87%              4.49%
  1997..............         8.08       98,079         0.48             0.86              5.08               4.70
  1996..............         3.96       97,228         0.48             0.65              5.15               4.98
  1995..............         6.81      104,094         0.48             0.72              5.21               4.97
  1994..............         1.14      125,081         0.47             0.71              4.90               4.66

MASSACHUSETTS MUNICI
  PORTFOLIO
CLASS A
  1998(8)...........         0.53%  $    1,040         0.60%*           0.87%*            1.13%*             0.86%*


                        PORTFOLIO
                      TURNOVER RATE
                      --------------

INTERMEDIATE-TERM MU
  PORTFOLIO
CLASS A
  1998..............        8.98%
  1997..............       16.02
  1996..............       40.66
  1995..............       36.05
  1994..............        58.9
CLASS D**
  1996(5)...........       40.66%
  1995..............       36.05
  1994(6)...........       58.39

PENNSYLVANIA MUNICIP
  PORTFOLIO
CLASS A
  1998(7)...........        26.85%
CLASS B
  1998..............        26.85%
  1997..............        34.48
  1996..............        65.75
  1995..............        22.62
  1994..............        25.13

MASSACHUSETTS MUNICI
  PORTFOLIO
CLASS A
  1998(8)...........        11.35%*

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                              SEI TAX EXEMPT TRUST
                  FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR

                                                                                                    NET REALIZED AND
                                       INVESTMENT                    DISTRIBUTIONS                  UNREALIZED GAIN
                        NET ASSET      ACTIVITIES    ---------------------------------------------     (LOSS) ON
                          VALUE      --------------                      NET                        INVESTMENTS AND    NET ASSET
                      BEGINNING OF   NET INVESTMENT  NET INVESTMENT   REALIZED         TOTAL            CAPITAL       VALUE, END
                         PERIOD          INCOME          INCOME         GAIN       DISTRIBUTIONS      TRANSACTIONS     OF PERIOD
                      -------------  --------------  --------------  -----------  ----------------  ----------------  -----------

NEW JERSEY MUNICIPAL BOND PORTFOLIO
CLASS A
  1998(9)...........    $   10.00      $   0.01        $    (0.01)       --          $    (0.01)       $     0.05      $   10.05

NEW YORK MUNICIPAL BOND PORTFOLIO
CLASS A
  1998(10)..........  $      10.00      --                --             --             --          $         0.05    $    10.05

CALIFORNIA MUNICIPAL BOND PORTFOLIO
CLASS A
  1998(11)..........  $      10.00   $       0.01    $       (0.01 )     --       $        (0.01  ) $         0.07    $    10.07

                                                                   RATIO OF
                                       NET                        EXPENSES TO                         RATIO OF NET
                                     ASSETS,       RATIO OF       AVERAGE NET      RATIO OF NET     INVESTMENT INCOME
                                      END OF     EXPENSES TO        ASSETS       INVESTMENT INCOME   TO AVERAGE NET
                                      PERIOD     AVERAGE NET     EXCLUDING FEE    TO AVERAGE NET    ASSETS EXCLUDING
                      TOTAL RETURN    (000)         ASSETS          WAIVERS           ASSETS           FEE WAIVERS
                      ------------  ----------  --------------  ---------------  -----------------  -----------------

NEW JERSEY MUNICIPAL
CLASS A
  1998(9)...........        0.58%   $    1,105        0.60%*           0.87%*            2.93%*             2.66%*

NEW YORK MUNICIPAL B
CLASS A
  1998(10)..........         0.55%  $    1,375         0.60%*           0.87%*            2.27%*             2.00%*

CALIFORNIA MUNICIPAL
CLASS A
  1998(11)..........         0.78%  $    2,158         0.60%*           0.87%*            2.73%*             2.46%*


                        PORTFOLIO
                      TURNOVER RATE
                      --------------

NEW JERSEY MUNICIPAL
CLASS A
  1998(9)...........        0.00%*

NEW YORK MUNICIPAL B
CLASS A
  1998(10)..........         0.92%*

CALIFORNIA MUNICIPAL
CLASS A
  1998(11)..........         0.00%*

------------------------------

  * ANNUALIZED.

 ** TOTAL RETURN DOES NOT REFLECT THE SALES CHARGE ON THE CLASS D SHARES.

*** FORMERLY CLASS G SHARES.

(1) THE TAX FREE PORTFOLIO--CLASS D COMMENCED OPERATIONS ON NOVEMBER 1, 1994.

(2) THE CALIFORNIA TAX EXEMPT PORTFOLIO--CLASS G COMMENCED OPERATIONS ON MAY 11, 1994.

(3) THE INSTITUTIONAL TAX FREE PORTFOLIO--CLASS C COMMENCED OPERATIONS ON SEPTEMBER 11, 1995.

(4) THE PENNSYLVANIA TAX FREE PORTFOLIO--CLASS A COMMENCED OPERATIONS ON JANUARY 21, 1994.

(5) THE INTERMEDIATE-TERM MUNICIPAL PORTFOLIO CLASS D CLOSED ON JUNE 30, 1996.

(6) THE INTERMEDIATE-TERM MUNICIPAL PORTFOLIO--CLASS D COMMENCED OPERATIONS ON SEPTEMBER 28, 1993.

(7) THE PENNSYLVANIA MUNICIPAL BOND PORTFOLIO--CLASS A COMMENCED OPERATIONS ON AUGUST 25, 1998.

(8) THE MASSACHUSETTS MUNICIPAL BOND PORTFOLIO--CLASS A COMMENCED OPERATIONS ON AUGUST 19, 1998.

(9) THE NEW JERSEY MUNICIPAL BOND PORTFOLIO--CLASS A COMMENCED OPERATIONS ON AUGUST 18, 1998.

(10) THE NEW YORK MUNICIPAL BOND PORTFOLIO--CLASS A COMMENCED OPERATIONS ON AUGUST 18, 1998.

(11) THE CALIFORNIA MUNICIPAL BOND PORTFOLIO--CLASS A COMMENCED OPERATIONS ON AUGUST 19, 1998.

    AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                         NOTES TO FINANCIAL STATEMENTS

                     SEI TAX EXEMPT TRUST--AUGUST 31, 1998

1. ORGANIZATION

    SEI Tax Exempt Trust (the "Trust"), was organized as a Massachusetts business trust under a Declaration of Trust dated March 15, 1982.

    The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with eleven portfolios: the Tax Free Portfolio, the California Tax Exempt Portfolio, the Institutional Tax Free Portfolio, the Pennsylvania Tax Free Portfolio, Ohio Tax Free Portfolio (collectively "the Money Market Portfolios"), the Intermediate-Term Municipal Portfolio, the Pennsylvania Municipal Bond Portfolio, the Massachusetts Municipal Bond Portfolio, the New Jersey Municipal Bond Portfolio, the New York Municipal Bond Portfolio, and the California Municipal Bond Portfolio (collectively "the Fixed Income Portfolios"). The Ohio Tax Free Portfolio had not commenced operations as of August 31, 1998. The Trust is registered to offer five classes of shares: Class A, Class B, Class C, Class D and Class CNI. The Portfolios' prospectus provides a description of each Portfolio's investment objectives, policies and strategies. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

2. SIGNIFICANT ACCOUNTING POLICIES

    The following is a summary of significant accounting policies followed by the Portfolios.

    SECURITY VALUATION--Investment securities of each Money Market Portfolio are stated at amortized cost which approximates market value. Under this valuation method, purchase discounts and premiums on securities are accreted and amortized ratably to maturity.

    The market value for each security for each Fixed Income Portfolio is obtained from an independent pricing service. Debt obligations exceeding sixty days to maturity for which market quotations are readily available are valued at the most recently quoted bid price. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost.

    FEDERAL INCOME TAXES--It is each Portfolio's intention to continue to qualify as a regulated investment company and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the accompanying financial statements.

    RECLASSIFICATION OF COMPONENTS OF NET ASSETS--The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for the reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital or accumulated net realized gain, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences, have been reclassified to/from the following accounts:

                                                                                    ACCUMULATED REALIZED
PORTFOLIO                                                  PAID-IN-CAPITAL (000)         GAIN (000)
--------------------------------------------------------  -----------------------  -----------------------
Institutional Tax Free..................................                (7)                       7

    NET ASSET VALUE PER SHARE--The net asset value per share of each Portfolio is calculated on each business day. In general, it is computed by dividing the assets of each Portfolio, less its liabilities, by the number of outstanding shares of the Portfolio.

                     SEI TAX EXEMPT TRUST--AUGUST 31, 1998

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
    CLASSES--Class-specific expenses are borne by that class. Income, expenses, and realized and unrealized gains/losses are allocated to the respective class on the basis of relative net asset value each day.

    SECURITY TRANSACTIONS AND INVESTMENT INCOME--Security transactions are accounted for on the trade date of the security purchase or sale. Costs used in determining net realized capital gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recognized on the accrual basis. Purchase discounts and premiums on securities held by the Fixed Income Portfolios are accreted and amortized to maturity using the scientific interest method, which approximates the effective interest method.

    USES OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS--The preparation of financial statements, in conformity with generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

    DISTRIBUTIONS TO SHAREHOLDERS--Distributions from net investment income are declared on a daily basis and are payable on the first business day of the following month for the Tax Free, the California Tax Exempt, the Institutional Tax Free, the Pennsylvania Tax Free, the Intermediate-Term Municipal and the Pennsylvania Municipal Bond Portfolios. Any net realized capital gain on sales of securities after capital loss carryovers is distributed to the shareholders of the Portfolios at least annually.

3. TRANSACTIONS WITH AFFILIATES

    The Trust and SEI Investments Fund Management (the "Manager") are parties to a Management Agreement dated May 23, 1986, under which the manager provides management, administrative and shareholder services to the Portfolios for an annual fee of .36% each of the average daily net assets of the Tax Free, Institutional Tax Free and Pennsylvania Tax Free Portfolios, .23% of the average daily net asset value of the California Tax Exempt Portfolio, .24% of the average daily net asset value of the Intermediate-Term Municipal Massachusetts Municipal Bond, New Jersey Municipal Bond, New York Municipal Bond, and California Municipal Bond Portfolios, .35% of the average daily net asset value of the Pennsylvania Municipal Bond Portfolio. However, the Manager has voluntarily agreed to waive a portion of its fee so that total expenses of each Portfolio will not exceed certain annual expense limitations.

    For the period September 1, 1995 to April 30, 1996, SEI Investments Distribution Co. ("the Distributor"), a wholly-owned subsidiary of SEI Investments and a registered broker-dealer, acted as the distributor of the shares of the Trust under distribution plans which provide for the Trust to reimburse certain distribution-related expenses incurred by the Distributor.

    Effective May 1, 1996, SEI Investments Distribution Co. continued to act as the distributor of the shares of the Trust under new Distribution Agreements. The Trust has adopted plans under which firms, including the Distributor, that provide shareholder and administrative services may receive compensation thereof. The Class A, Class B, Class C and Class CNI shareholder servicing plans (the "Shareholder Servicing Plans") provide for servicing fees payable to the Distributor of up to .25% of the average daily net assets attributable to that particular class. For Class CNI, no such fees were levied since the inception of the plan. Such fees may be levied in the future when the Portfolios are operating below their voluntary expense caps. In addition to the Shareholder Servicing Plans, the Class B and Class C shares have adopted

                     SEI TAX EXEMPT TRUST--AUGUST 31, 1998

3. TRANSACTIONS WITH AFFILIATES (CONTINUED) administrative services plans that provide for administrative service fees payable to the Distributor of up to .05% and .25%, receptively, of the average daily nets assets attributable to that class. The Trust has adopted a distribution plan for its Class D and Class CNI shares pursuant to which a 12b-1 fee of up to .25% and .50%, respectively, of the average daily net assets attributable to that particular class of Class D and CNI Class shares will be paid to the Distributor. This payment may be used to compensate financial institutions that provide distribution-related services to their customers. Under each of the plans adopted by the Trust, the Distributor may retain as a profit any difference between the fee it receives and the amount it pays to third parties.

    Certain officers of the Trust are also officers and/or Directors of the Manager. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim and committee meetings. Compensation of officers and affiliated Trustees is paid by the Manager.

4. INVESTMENT ADVISORY

    Weiss, Peck, & Greer L.L.C. ("WPG") act as the Investment Adviser on behalf of the Tax Free, the California Tax Exempt, the Institutional Tax Free and the Pennsylvania Tax Free Portfolios. For its services, WPG receives a monthly fee equal to an annual rate of .05% of the combined daily net assets up to $500 million, .04% on the next $500 million and .03% of such assets in excess of $1 billion of the Tax Free, the California Tax Exempt, the Institutional Tax Free and the Pennsylvania Tax Free Portfolios. Prior to January 1, 1996, WPG also served as the Investment Adviser on behalf of the Intermediate-Term Municipal Portfolio. For the period January 1, 1996 to April 15, 1996, Standish Ayer & Wood ("SAW") acted as the Investment Adviser on behalf of the Intermediate-Term Municipal Portfolio. Commencing April 16, 1996, SEI Investments Management Corporation ("SIMC") was appointed as the Investment Adviser of the Intermediate-Term Municipal Portfolio. For its services, SIMC is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of .33% of the Portfolio's average daily net assets. Sub-Advisory services are provided to SIMC for the Intermediate-Term Municipal Portfolio by SAW pursuant to a sub-advisory agreement dated April 16, 1996. SIMC is responsible for the supervision of, and payment of fees to, SAW in connection with their services.

    Morgan Grenfell Capital Management Incorporated ("MGCM") acts as the Investment Adviser of the Pennsylvania Municipal Bond Portfolio. For its services, MGCM receives a monthly fee equal to an annual rate of .20% of the average daily net assets of the Portfolio.

    SIMC acts as the Investment Adviser to the New York, New Jersey, Massachusetts and California Municipal Bond Portfolios. For its services, SIMC receives a monthly fee equal to an annual rate of .33% of the average daily net assets of the Portfolios.

    Van Kampen Management Inc. ("Van Kampen"), acts as investment sub-adviser on behalf of the New Jersey and the California Municipal Bond Portfolios and is party to an investment sub-advisory agreement with the Trust and SIMC dated June 25, 1998.

    SAW acts as an investment sub-adviser on behalf of the New York and Massachusetts Municipal Bond Portfolios and is party to an investment sub-advisory agreement with the Trust and SIMC dated June 25, 1998.

    SIMC is responsible for the supervision of, and payment of fees, to Van Kampen and SAW in connection with their services to these Portfolios.

                     SEI TAX EXEMPT TRUST--AUGUST 31, 1998

5. INVESTMENT TRANSACTIONS

    The cost of security purchases and the proceeds from the sale of securities, other than short-term investments for the year ended August 31, 1998, were as follows:

                                                                                                     NEW YORK
                                                               MASSACHUSETTS                         MUNICIPAL
                      INTERMEDIATE- TERM   PENNSYLVANIA       MUNICIPAL BOND        NEW JERSEY         BOND         CALIFORNIA
                          MUNICIPAL       MUNICIPAL BOND         PORTFOLIO        MUNICIPAL BOND     PORTFOLIO    MUNICIPAL BOND
                       PORTFOLIO (000)   PORTFOLIO (000)           (000)          PORTFOLIO (000)      (000)      PORTFOLIO (000)
                      -----------------  ----------------  ---------------------  ---------------  -------------  ---------------
Purchases...........     $   292,688        $   28,496           $     968           $     909       $   1,229       $     938
Sales...............          31,911            25,822                  99                  99              11          --

    Subsequent to October 31, 1997, the Portfolios recognized net capital losses for tax purposes that have been deferred and can be used to offset future capital gains at August 31, 1998. The Portfolios also had capital loss carryforwards at August 31, 1998, as follows:

                                          TOTAL CAPITAL
                                              LOSS
                                            CARRYOVER
                                           AUGUST 31,      EXPIRES     EXPIRES     EXPIRES      EXPIRES      EXPIRES
PORTFOLIO                                     1998          2002         2003        2004        2005         2006
----------------------------------------  -------------  -----------  ----------  ----------  -----------  -----------
Tax Free Portfolio......................   $    21,748    $  17,406   $       93  $   --       $   2,889    $   1,360
California Tax Exempt Portfolio.........         6,636       --           --          --           6,636       --
Institutional Tax Free Portfolio........         4,408       --           --          --           4,407            1
Intermediate-Term Municipal Portfolio...       433,012       --          196,956     236,056      --           --
Pennsylvania Tax Free Portfolio.........        11,751       --           --          --          11,751       --

    For tax purposes, the losses in the Portfolios can be carried forward for a maximum of eight years to offset any net realized capital gains.

    The aggregate gross unrealized appreciation on securities in which there was an excess of market value over cost, the aggregate gross unrealized depreciation on securities in which there was an excess of cost over market value and the net unrealized appreciation (depreciation) at August 31, 1998, for each Portfolio are as follows:

                         INTERMEDIATE- TERM
                             MUNICIPAL        PENNSYLVANIA     MASSACHUSETTS MUNICIPAL     NEW JERSEY          NEW YORK
                             PORTFOLIO       MUNICIPAL BOND        BOND PORTFOLIO        MUNICIPAL BOND     MUNICIPAL BOND
                               (000)         PORTFOLIO (000)            (000)            PORTFOLIO (000)    PORTFOLIO (000)
                         -----------------  -----------------  -----------------------  -----------------  -----------------
Aggregate gross
  unrealized
  appreciation.........      $  15,203          $   4,005             $       5             $       5          $       7
Aggregate gross
  unrealized
  depreciation.........           (260)               (25)               --                        (1)            --
                                                                             --                    --                 --
                               -------             ------
Net unrealized
  appreciation.........      $  14,943          $   3,980             $       5             $       4          $       7
                                                                             --                    --                 --
                                                                             --                    --                 --
                               -------             ------
                               -------             ------

                            CALIFORNIA
                          MUNICIPAL BOND
                          PORTFOLIO (000)
                         -----------------
Aggregate gross
  unrealized
  appreciation.........      $       8
Aggregate gross
  unrealized
  depreciation.........         --
                                    --
Net unrealized
  appreciation.........      $       8
                                    --
                                    --

                     SEI TAX EXEMPT TRUST--AUGUST 31, 1998

6. LINE OF CREDIT

    The Portfolios have a bank line of credit. Borrowings under the line of credit are secured by investment securities of the Portfolios equal to 110% of such borrowings which may not exceed 10% of the Portfolios' total assets for the year ended August 31, 1998. As of August 31, 1998 the portfolio did not have any borrowings under this facility.

7. CONCENTRATION OF CREDIT RISK

    The Portfolios invest in debt instruments of municipal issuers. The issuers' abilities to meet their obligations may be affected by economic developments in a specific state or region.

    The Trust invests in securities which include revenue bonds, tax exempt commercial paper, tax and revenue anticipation notes, and general obligation bonds.

    Many municipalities insure their obligations with insurance underwritten by insurance companies which undertake to pay a holder, when due, the interest and principal amount of an obligation if the issuer defaults on its obligation. Although bond insurance reduces the risk of loss due to default by an issuer, there is no assurance that the insurance company will meet its obligations. Also, some of the securities have credit enhancements (letters of credit or guarantees issued by third party domestic or foreign banks or other institutions).

                   NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
                     SEI TAX EXEMPT TRUST--AUGUST 31, 1998

8. SHARE TRANSACTIONS (000):

                                                            CALIFORNIA TAX EXEMPT    INSTITUTIONAL TAX FREE     PENNSYLVANIA TAX
                                     TAX FREE PORTFOLIO           PORTFOLIO                PORTFOLIO             FREE PORTFOLIO
                                  ------------------------  ----------------------  ------------------------  --------------------
                                     1998         1997         1998        1997        1998         1997        1998       1997
                                  -----------  -----------  -----------  ---------  -----------  -----------  ---------  ---------
SHARES ISSUED AND REDEEMED:
Class A:
Shares Issued...................    2,868,542    1,929,474      471,131    378,414    4,812,268    5,109,226    322,613    244,606
Shares Issued in Lieu of Cash
  Distributions.................        2,527        1,321           76         63        1,150          547         77         42
Shares Redeemed.................   (2,758,801)  (1,839,669)    (483,007)  (371,901)  (4,999,980)  (4,945,279)  (322,186)  (238,052)
                                  -----------  -----------  -----------  ---------  -----------  -----------  ---------  ---------
Total Class A Transactions......      112,268       91,126      (11,800)     6,576     (186,563)     164,494        504      6,596
                                  -----------  -----------  -----------  ---------  -----------  -----------  ---------  ---------
Class B:
Shares Issued...................      --           --           --          --          404,501       74,602     --         --
Shares Issued in Lieu of Cash
  Distributions.................      --           --           --          --              857           73     --         --
Shares Redeemed.................      --           --           --          --         (345,134)     (54,051)    --         --
                                  -----------  -----------  -----------  ---------  -----------  -----------  ---------  ---------
Total Class B Transactions......      --           --           --          --           60,224       20,624     --         --
                                  -----------  -----------  -----------  ---------  -----------  -----------  ---------  ---------
Class C:
Shares Issued...................      --           --           --          --          169,692       66,525     --         --
Shares Issued in Lieu of Cash
  Distributions.................      --           --           --          --          --           --          --         --
Shares Redeemed.................      --           --           --          --         (156,390)     (76,352)    --         --
                                  -----------  -----------  -----------  ---------  -----------  -----------  ---------  ---------
Total Class C Transactions......      --           --           --          --           13,302       (9,827)    --         --
                                  -----------  -----------  -----------  ---------  -----------  -----------  ---------  ---------
Class D:
Shares Issued...................      --                 1      --          --          --           --          --         --
Shares Issued in Lieu of Cash
  Distributions.................      --           --           --          --          --           --          --         --
Shares Redeemed.................      --                (6)     --          --          --           --          --         --
                                  -----------  -----------  -----------  ---------  -----------  -----------  ---------  ---------
Total Class D Transactions......      --                (5)     --          --          --           --          --         --
                                  -----------  -----------  -----------  ---------  -----------  -----------  ---------  ---------
Class CNI (1):
Shares Issued...................      --           --         1,076,760    817,088      --           --          --         --
Shares Issued in Lieu of Cash
  Distributions.................      --           --             9,619      9,680      --           --          --         --
Shares Redeemed.................      --           --        (1,024,432)  (765,343)     --           --          --         --
                                  -----------  -----------  -----------  ---------  -----------  -----------  ---------  ---------
Total CNI Class Transactions....      --           --            61,947     61,425      --           --          --         --
                                  -----------  -----------  -----------  ---------  -----------  -----------  ---------  ---------
Increase (Decrease) in Capital
  Shares........................      112,268       91,121       50,147     68,001     (113,037)     175,291        504      6,596
                                  -----------  -----------  -----------  ---------  -----------  -----------  ---------  ---------
                                  -----------  -----------  -----------  ---------  -----------  -----------  ---------  ---------


                                      INTERMEDIATE          PENNSYLVANIA          MASSACHUSETTS
                                    -TERM MUNICIPAL                                 MUNICIPAL              NEW JERSEY
                                                           MUNICIPAL BOND             BOND               MUNICIPAL BOND
                                       PORTFOLIO             PORTFOLIO              PORTFOLIO               PORTFOLIO
                                  --------------------  --------------------  ---------------------  -----------------------
                                    1998       1997       1998       1997             1997                    1998
                                  ---------  ---------  ---------  ---------  ---------------------  -----------------------
SHARES ISSUED AND REDEEMED:
Class A:
Shares Issued...................     29,899     15,354         31     --                  103                     110
Shares Issued in Lieu of Cash
  Distributions.................      1,001        408     --         --               --                      --
Shares Redeemed.................     (8,369)    (4,565)    --         --               --                      --
                                  ---------  ---------  ---------  ---------              ---                     ---
Total Class A Transactions......     22,531     11,197         31     --                  103                     110
                                  ---------  ---------  ---------  ---------              ---                     ---
Class B:
Shares Issued...................     --         --          1,858      2,057           --                      --
Shares Issued in Lieu of Cash
  Distributions.................     --         --             44         54           --                      --
Shares Redeemed.................     --         --         (1,783)    (2,112)          --                      --
                                  ---------  ---------  ---------  ---------              ---                     ---
Total Class B Transactions......     --         --            119         (1)          --                      --
                                  ---------  ---------  ---------  ---------              ---                     ---
Class C:
Shares Issued...................     --         --         --         --               --                      --
Shares Issued in Lieu of Cash
  Distributions.................     --         --         --         --               --                      --
Shares Redeemed.................     --         --         --         --               --                      --
                                  ---------  ---------  ---------  ---------              ---                     ---
Total Class C Transactions......     --         --         --         --               --                      --
                                  ---------  ---------  ---------  ---------              ---                     ---
Class D:
Shares Issued...................     --         --         --         --               --                      --
Shares Issued in Lieu of Cash
  Distributions.................     --         --         --         --               --                      --
Shares Redeemed.................     --         --         --         --               --                      --
                                  ---------  ---------  ---------  ---------              ---                     ---
Total Class D Transactions......     --         --         --         --               --                      --
                                  ---------  ---------  ---------  ---------              ---                     ---
Class CNI (1):
Shares Issued...................     --         --         --         --               --                      --
Shares Issued in Lieu of Cash
  Distributions.................     --         --         --         --               --                      --
Shares Redeemed.................     --         --         --         --               --                      --
                                  ---------  ---------  ---------  ---------              ---                     ---
Total CNI Class Transactions....     --         --         --         --               --                      --
                                  ---------  ---------  ---------  ---------              ---                     ---
Increase (Decrease) in Capital
  Shares........................     22,531     11,197        150         (1)             103                     110
                                  ---------  ---------  ---------  ---------              ---                     ---
                                  ---------  ---------  ---------  ---------              ---                     ---


                                         NEW YORK                CALIFORNIA
                                      MUNICIPAL BOND           MUNICIPAL BOND
                                         PORTFOLIO                PORTFOLIO
                                  -----------------------  -----------------------
                                           1998                     1998
                                  -----------------------  -----------------------
SHARES ISSUED AND REDEEMED:
Class A:
Shares Issued...................               137                      215
Shares Issued in Lieu of Cash
  Distributions.................            --                       --
Shares Redeemed.................            --                            1
                                               ---                      ---
Total Class A Transactions......               137                      214
                                               ---                      ---
Class B:
Shares Issued...................            --                       --
Shares Issued in Lieu of Cash
  Distributions.................            --                       --
Shares Redeemed.................            --                       --
                                               ---                      ---
Total Class B Transactions......            --                       --
                                               ---                      ---
Class C:
Shares Issued...................            --                       --
Shares Issued in Lieu of Cash
  Distributions.................            --                       --
Shares Redeemed.................            --                       --
                                               ---                      ---
Total Class C Transactions......            --                       --
                                               ---                      ---
Class D:
Shares Issued...................            --                       --
Shares Issued in Lieu of Cash
  Distributions.................            --                       --
Shares Redeemed.................            --                       --
                                               ---                      ---
Total Class D Transactions......            --                       --
                                               ---                      ---
Class CNI (1):
Shares Issued...................            --                       --
Shares Issued in Lieu of Cash
  Distributions.................            --                       --
Shares Redeemed.................            --                       --
                                               ---                      ---
Total CNI Class Transactions....            --                       --
                                               ---                      ---
Increase (Decrease) in Capital
  Shares........................               137                      214
                                               ---                      ---
                                               ---                      ---

----------------------------------------

(1) FORMERLY CLASS G SHARES.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES
OF SEI TAX EXEMPT TRUST:

    We have audited the accompanying statements of net assets of the Tax Free, California Tax Exempt, Institutional Tax Free, Pennsylvania Tax Free, Intermediate-Term Municipal, Pennsylvania Municipal Bond, and the statements of assets and liabilities, including the schedules of investments, of the Massachusetts Municipal Bond, New Jersey Municipal Bond, New York Municipal Bond, and California Municipal Bond Portfolios of SEI Tax Exempt Trust (the "Trust") as of August 31, 1998, and the related statements of operations, changes in net assets, and financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1998, by correspondence with the custodian and the application of alternative auditing procedures with respect to unsettled securities transactions. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Tax Free, California Tax Exempt, Institutional Tax Free, Pennsylvania Tax Free, Intermediate-Term Municipal, Pennsylvania Municipal Bond, Massachusetts Municipal Bond, New Jersey Municipal Bond, New York Municipal Bond, and California Municipal Bond Portfolios of SEI Tax Exempt Trust as of August 31, 1998, the results of their operations, changes in their net assets, and financial highlights for the periods presented, in conformity with generally accepted accounting principles.

                                          ARTHUR ANDERSEN LLP

Philadelphia, Pennsylvania
October 12, 1998

                                      S-62